                                                      Registration Nos: 33-81626
                                                                        811-8628

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 11

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 15

                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                         CITICORP LIFE INSURANCE COMPANY
                               (Name of Depositor)

                            800 Silver Lake Boulevard
                                 Dover, DE 19904
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (302) 672-5000

                          Catherine S. Mulholland, Esq.
                                 General Counsel
                         Citicorp Life Insurance Company
                            800 Silver Lake Boulevard
                              Dover, Delaware 19904
               (Name and Address of Agent for Service of Process)

                                    Copy to:
                            Stephen E. Roth, Esquire
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2415

Approximate Date of Proposed Public Offering:

It is proposed that this filling will become effective:
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2000 pursuant to paragraph (b) of Rule 485
       -----------
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on                              pursuant to paragraph (a)(i) of Rule 485
      -----------------------------

If appropriate, check the following box:

[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                                     PART A

                      Information Required in a Prospectus

                                     PART A


                                   PROSPECTUS

          SUPPLEMENT DATED MAY 1, 2000 TO PROSPECTUS DATED MAY 1, 2000

                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                         CITICORP LIFE INSURANCE COMPANY

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT


Your flexible premium deferred variable annuity contract (the "Contract") has been issued with a Guaranteed Minimum Income Benefit option (the "rider"). This rider guarantees that a minimum amount will be paid to you if you elect a lump sum distribution or a fixed annuity income option on the Annuity Income Date, so long as you meet certain conditions. If you elect a fixed annuity income option with a life annuity feature, we guarantee you will receive minimum annuity income payments with an effective annual interest rate of at least 4.25% credited daily. This rate is greater than the 3.0% guaranteed annual interest rate shown in the Contract. In addition, each purchase payment may be as little as $150 ($100 for Qualified Contracts).

We offer only certain subaccounts for investment under this rider, and we charge an additional annual charge of 0.50% of the average daily net assets against the amount invested in those subaccounts. As a result, the total expenses paid will be higher, and the investment performance of subaccounts under the rider will be lower than if you did not own the rider.

The tables below supplement the prospectus dated May 1, 2000 for Contracts with the Guaranteed Minimum Income Benefit option and should be read together with the prospectus. For more information about the Guaranteed Minimum Income Benefit option, please see your rider.

The following table of "Separate Account Annual Expenses" applies to purchase payments applied under the Guaranteed Minimum Income Benefit option only.

     SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average net assets)

     Mortality and Expense Risk Charge                          0.84%

     Administration Charge                                      0.15%

     Guaranteed Minimum Income Benefit Charge                   0.50%
                                                                -----

                Total Separate Account Expenses                 1.49%

The following table of "Examples" applies to purchase payments applied under the Guaranteed Minimum Income Benefit option only.

EXAMPLES: If you elect the Guaranteed Minimum Income Benefit option, you will pay the following expenses on a $1,000 investment. We assume a 5% annual return on assets.

        If, at the end of the applicable time period, you surrender the Contract or annuitize it under an annuity income option that does not provide a life annuity or a life annuity with a period certain of at least five years.

                                                       1 Year         3 Years         5 Years        10 Years
                                                       ------------------------------------------------------
CitiSelect VIP Folio 400 Growth                          $ 90           $ 129           $ 170           $ 302
CitiSelect VIP Folio 500 Growth Plus                     $ 90           $ 129           $ 170           $ 302
CitiFunds Small Cap Growth VIP Portfolio                 $ 87           $ 119           $ 153           $ 268
Fidelity VIP Growth Portfolio                            $ 84           $ 111           $ 140           $ 243
Fidelity VIP Equity-Income Portfolio                     $ 84           $ 109           $ 136           $ 234
Fidelity VIP Overseas Portfolio                          $ 87           $ 118           $ 151           $ 265
Fidelity VIP II Contrafund Portfolio                     $ 84           $ 111           $ 140           $ 243
Fidelity VIP II Index 500 Portfolio                      $ 81           $ 100           $ 122           $ 206
AIM V.I. Capital Appreciation Fund                       $ 85           $ 114           $ 144           $ 251
AIM V.I. Growth Fund                                     $ 85           $ 114           $ 144           $ 251
AIM V.I. Growth and Income Fund                          $ 86           $ 115           $ 146           $ 255
AIM V.I. International Equity Fund                       $ 88           $ 121           $ 156           $ 275
AIM V.I. Value Fund                                      $ 86           $ 114           $ 146           $ 254
MFS Research Series                                      $ 87           $ 117           $ 151           $ 264
MFS Emerging Growth Series                               $ 86           $ 117           $ 150           $ 262

        If you don't surrender the Contract or you annuitize it under an annuity income option providing either a life annuity or a life annuity with a period certain of at least five years at the end of the applicable time period.

                                                   1 Year                  3 Years                 5 Years                 10 Years
                                                   --------------------------------------------------------------------------------
CitiSelect VIP Folio 400 Growth                      $ 27                    $ 84                    $ 143                    $ 302
CitiSelect VIP Folio 500 Growth Plus                 $ 27                    $ 84                    $ 143                    $ 302
CitiFunds Small Cap Growth VIP Portfolio             $ 24                    $ 74                    $ 126                    $ 268
Fidelity VIP Growth Portfolio                        $ 21                    $ 66                    $ 113                    $ 243
Fidelity VIP Equity-Income Portfolio                 $ 21                    $ 64                    $ 109                    $ 234
Fidelity VIP Overseas Portfolio                      $ 24                    $ 73                    $ 124                    $ 265
Fidelity VIP II Contrafund Portfolio                 $ 21                    $ 66                    $ 113                    $ 243
Fidelity VIP II Index 500 Portfolio                  $ 18                    $ 55                    $  95                    $ 206
AIM V.I. Capital Appreciation Fund                   $ 22                    $ 69                    $ 117                    $ 251
AIM V.I. Growth Fund                                 $ 22                    $ 69                    $ 117                    $ 251
AIM V.I. Growth and Income Fund                      $ 24                    $ 70                    $ 119                    $ 255
AIM V.I. International Equity Fund                   $ 25                    $ 76                    $ 129                    $ 275
AIM V.I. Value Fund                                  $ 23                    $ 69                    $ 119                    $ 254
MFS Research Series                                  $ 24                    $ 72                    $ 124                    $ 264
MFS Emerging Growth Series                           $ 23                    $ 72                    $ 123                    $ 262

Expenses deducted at both the Contract and Portfolio level, including the daily charge equal to 0.50% per annum of the average daily net assets held under the Guaranteed Minimum Income Benefit option, are reflected in the Examples. Premium taxes are not. We may apply premium taxes ranging up to 3.5%, depending on the laws of various jurisdictions. In addition, the Examples do not reflect any transfer charges. The $30 Annual Contract Fee is reflected in the Examples by dividing the total Annual Contract Fees collected during fiscal year 1999 by the total of all Contract assets under management as of the end of fiscal year 1998. This converts the Annual Contract Fee to a factor of $0.17 for purposes of the examples based on a $1,000 investment.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE 5% ANNUAL RATE OF RETURN IS HYPOTHETICAL AND DOES NOT REPRESENT PAST OR FUTURE ANNUAL RETURNS. ACTUAL RETURNS MAY BE GREATER OR LESS THAN THE 5% ASSUMED RATE.

The following "Condensed Financial Information" applies to purchase payments applied under the Guaranteed Minimum Income Benefit option only.

                         CONDENSED FINANCIAL INFORMATION

The following shows accumulation unit values and number of accumulation units for subaccounts under the Guaranteed Minimum Income Benefit option for the period from the date this option was first offered (December 10, 1997) through December 31, 1999. This condensed financial information is derived from the financial statements of the Separate Account and should be read in conjunction with the financial statements, related notes and other financial information contained in the Statement of Additional Information.


----------------------------------------------------- -------------------- ---------------------- ----------------------------
               Subaccount                                 Year Ending           Year Ending           Period 12/10/97 to
                                                           12/31/99              12/31/98                 12/31/97*
----------------------------------------------------- -------------------- ---------------------- ----------------------------
CitiSelect VIP Folio 400 Growth
   Unit Value Beginning of Period                              $1.10                 $1.08                 $1.08
   Unit Value End of Period                                    $1.17                 $1.10                 $1.08
   Number of Accumulation Units Outstanding                  296,684               370,583                81,111
----------------------------------------------------- -------------------- ---------------------- ----------------------------
CitiSelect VIP Folio 500 Growth Plus
   Unit Value Beginning of Period                              $1.09                 $1.09                 $1.10
   Unit Value End of Period                                    $1.20                 $1.09                 $1.09
   Number of Accumulation Units Outstanding                   36,504                36,504                     0
----------------------------------------------------- -------------------- ---------------------- ----------------------------
CitiFunds Small Cap Growth VIP Portfolio
   Unit Value Beginning of Period                                                    $1.11                 $1.10
   Unit Value End of Period                                                          $1.05                 $1.11
   Number of Accumulation Units Outstanding                                              0                     0
----------------------------------------------------- -------------------- ---------------------- ----------------------------
Fidelity VIP Growth Portfolio
   Unit Value Beginning of Period                              $2.47                 $1.80                 $1.81
   Unit Value End of  Period                                   $3.34                 $2.47                 $1.80
   Number of Accumulation Units Outstanding                   35,451                65,677                     0
----------------------------------------------------- -------------------- ---------------------- ----------------------------
Fidelity Equity-Income Portfolio
   Unit Value Beginning of Period                              $1.33                 $1.21                 $1.21
   Unit Value End of Period                                    $1.40                 $1.33                 $1.21
   Number of Accumulation Units Outstanding                   51,766                97,857                     0
----------------------------------------------------- -------------------- ---------------------- ----------------------------
Fidelity VIP Overseas Portfolio
   Unit Value Beginning of Period                              $1.20                 $1.09                 $1.09
   Unit Value End of Period                                    $1.69                 $1.20                 $1.09
   Number of Accumulation Units Outstanding                   15,594                13,941                     0
----------------------------------------------------- -------------------- ---------------------- ----------------------------
Fidelity VIP II Contrafund Portfolio
   Unit Value Beginning of Period                              $1.55                 $1.21                 $1.21
   Unit Value End of Period                                    $1.89                 $1.55                 $1.21
   Number of Accumulation Units Outstanding                   60,896               149,140                     0
----------------------------------------------------- -------------------- ---------------------- ----------------------------
Fidelity VIP II Index 500 Portfolio
   Unit Value Beginning of Period                              $1.56                 $1.23                 $1.23
   Unit Value End of Period                                    $1.85                 $1.56                 $1.23
   Number of Accumulation Units Outstanding                   70,063               220,247                     0
----------------------------------------------------- -------------------- ---------------------- ----------------------------
AIM V.I. Capital Appreciation Fund
   Unit Value Beginning of Period                              $1.96                 $1.67                 $1.69
   Unit Value End of Period                                    $2.79                 $1.96                 $1.67
   Number of Accumulation Units Outstanding                   16,834                52,223                     0
----------------------------------------------------- -------------------- ---------------------- ----------------------------
AIM V.I. Growth Fund
   Unit Value Beginning of Period                              $1.56                 $1.21                 $1.22
   Unit Value End of Period                                    $2.13                 $1.56                 $1.21
   Number of Accumulation Units Outstanding                   26,359                61,373                     0
----------------------------------------------------- -------------------- ---------------------- ----------------------------
AIM V.I. Growth and Income Fund
   Unit Value Beginning of Period                              $1.49                 $1.18                 $1.19
   Unit Value End of Period                                    $1.97                 $1.49                 $1.18
   Number of Accumulation Units Outstanding                   41,149                68,966                     0
----------------------------------------------------- -------------------- ---------------------- ----------------------------
AIM V.I. International Equity Fund
   Unit Value Beginning of Period                              $1.19                 $1.05                 $1.06
   Unit Value End of Period                                    $1.82                 $1.19                 $1.05
   Number of Accumulation Units Outstanding                   16,003                27,560                     0
----------------------------------------------------- -------------------- ---------------------- ----------------------------

----------------------------------------------------- -------------------- ---------------------- ----------------------------
               Subaccount                                 Year Ending           Year Ending           Period 12/10/97 to
                                                           12/31/99              12/31/98                 12/31/97*
----------------------------------------------------- -------------------- ---------------------- ----------------------------
AIM V.I. Value Fund
   Unit Value Beginning of Period                              $1.55                 $1.19                 $1.20
   Unit Value End of Period                                    $1.98                 $1.55                 $1.19
   Number of Accumulation Units Outstanding                  175,861               301,230                     0
----------------------------------------------------- -------------------- ---------------------- ----------------------------
MFS Research Series
   Unit Value Beginning of Period                              $1.40                 $1.15                 $1.16
   Unit Value End of Period                                    $1.71                 $1.40                 $1.15
   Number of Accumulation Units Outstanding                   15,611                18,119                     0
----------------------------------------------------- -------------------- ---------------------- ----------------------------
MFS Emerging Growth Series
   Unit Value Beginning of Period                              $1.54                 $1.16                 $1.18
   Unit Value End of Period                                    $2.68                 $1.54                 $1.16
   Number of Accumulation Units Outstanding                   43,605               129,185                     0
----------------------------------------------------- -------------------- ---------------------- ----------------------------

*As of 12/31/97, no purchase payments had been allocated to the subaccounts investing in the CitiSelect VIP Folio 500 Growth Plus, CitiFunds Small Cap Growth VIP Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP II Index 500 Portfolio, AIM V.I. Capital Appreciation Fund, AIM V.I. Growth Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, AIM V.I. Growth and Income Fund, MFS Research Series or MFS Emerging Growth Series under the Guaranteed Minimum Income Benefit option.

          SUPPLEMENT DATED MAY 1, 2000 TO PROSPECTUS DATED MAY 1, 2000

                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                         CITICORP LIFE INSURANCE COMPANY

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT


For all Contracts applied for prior to February 1, 1999, the prospectus dated May 1, 2000 is amended to reflect mortality and expense risk charges equal, on an annual basis, to 0.84% of the average daily net assets of the Contract invested in the investment portfolios. We may change this charge in the future but it will never be greater than 1.25%.


                                    * * * * *


The first paragraph in the section captioned "5. Charges and Deductions" (page
4) is revised as follows:

        The Contract has insurance features and investment features and there are costs related to each. Each year, we deduct a $30 contract fee from your Contract. This charge is waived if the value of your Contract is at least $25,000 or if you have added at least $2,500 ($2,000 for Qualified Contracts) in additional purchase payments to your Contract during the last 12 months. We also deduct for insurance charges a total of 0.99% of the average daily value of your contract allocated to the subaccounts. We may change this charge in the future but it will never be greater than 1.40%.



The Table of "Separate Account Annual Expenses" in the section captioned "FEE TABLES" (page 5) is revised as follows:
--------------------------------------------------------------------------------

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average net assets)

     Mortality and Expense Risk Charge                           0.84%

     Administration Charge                                       0.15%
                                                                 -----

               Total Separate Account Expenses                   0.99%
--------------------------------------------------------------------------------

The paragraph titled "Mortality and Expense Risk Charge" in the section captioned "SECTION 5. CHARGES AND DEDUCTIONS" (page 12) is replaced with the following:

        This charge is for all of the insurance benefits included under the Contract such as the guaranteed minimum interest rate used to calculate Fixed Annuity Income Payments, the guarantee that annuity income payments will continue for the life of the Annuitant, the guaranteed death benefits and for the risk that the current charges will be insufficient to cover the cost of administering the Contract in the future. Currently, the Mortality and Expense Risk Charge is equal, on an annual basis, to 0.84% of the average daily net assets of the Contract invested in the investment portfolios. We may change this charge in the future but it will never be greater than 1.25%.

The section captioned "Examples" (page 6) is replaced with the following:

EXAMPLES: You will pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:(1)

        If you surrender or annuitize the Contract under an annuity income option not providing a life annuity or a life annuity with a period certain of at least five years at the end of the applicable time period.

                                                  1 Year                  3 Years                 5 Years                 10 Years
                                                  --------------------------------------------------------------------------------
CitiSelect VIP Folio 200 Conservative               $ 82                    $ 105                   $ 130                    $ 223
CitiSelect VIP Folio 300 Balanced                   $ 82                    $ 105                   $ 130                    $ 223
CitiSelect VIP Folio 400 Growth                     $ 85                    $ 114                   $ 145                    $ 253
CitiSelect VIP Folio 500 Growth Plus                $ 85                    $ 114                   $ 145                    $ 253
CitiFunds Small Cap Growth VIP Portfolio            $ 82                    $ 104                   $ 128                    $ 218
Fidelity VIP Growth Portfolio                       $ 80                    $  96                   $ 115                    $ 192
Fidelity VIP High Income Portfolio                  $ 80                    $  97                   $ 117                    $ 196
Fidelity VIP Equity-Income Portfolio                $ 79                    $  93                   $ 111                    $ 182
Fidelity VIP Overseas Portfolio                     $ 82                    $ 103                   $ 126                    $ 215
Fidelity VIP II Contrafund Portfolio                $ 80                    $  96                   $ 115                    $ 193
Fidelity VIP II Index 500 Portfolio                 $ 76                    $  85                   $  96                    $ 152
AIM V.I. Capital Appreciation Fund                  $ 80                    $  99                   $ 119                    $ 200
AIM V.I. Government Securities Fund                 $ 82                    $ 104                   $ 128                    $ 218
AIM V.I. Growth Fund                                $ 80                    $  99                   $ 119                    $ 200
AIM V.I. Growth and Income Fund                     $ 81                    $ 100                   $ 121                    $ 204
AIM V.I. International Equity Fund                  $ 83                    $ 106                   $ 131                    $ 225
AIM V.I. Value Fund                                 $ 81                    $  99                   $ 121                    $ 203
MFS Global Governments Series                       $ 82                    $ 104                   $ 128                    $ 219
MFS Money Market Series                             $ 79                    $  95                   $ 113                    $ 187
MFS Bond Series                                     $ 81                    $  99                   $ 121                    $ 203
MFS Total Return Series                             $ 82                    $ 104                   $ 128                    $ 218
MFS Research Series                                 $ 82                    $ 102                   $ 126                    $ 214
MFS Emerging Growth Series                          $ 81                    $ 102                   $ 125                    $ 212

        If you don't surrender the Contract or you annuitize it under an annuity income option providing either a life annuity or a life annuity with a period certain of at least five years at the end of the applicable time period.

                                                1 Year                  3 Years                 5 Years                 10 Years
                                                --------------------------------------------------------------------------------
CitiSelect VIP Folio 200 Conservative             $ 19                    $ 60                    $ 103                    $ 223
CitiSelect VIP Folio 300 Balanced                 $ 19                    $ 60                    $ 103                    $ 223
CitiSelect VIP Folio 400 Growth                   $ 22                    $ 69                    $ 118                    $ 253
CitiSelect VIP Folio 500 Growth Plus              $ 22                    $ 69                    $ 118                    $ 253
CitiFunds Small Cap Growth VIP Portfolio          $ 19                    $ 59                    $ 101                    $ 218
Fidelity VIP Growth Portfolio                     $ 17                    $ 51                    $  88                    $ 192
Fidelity VIP High Income Portfolio                $ 17                    $ 52                    $  90                    $ 196
Fidelity VIP Equity-Income Portfolio              $ 16                    $ 48                    $  84                    $ 182
Fidelity VIP Overseas Portfolio                   $ 19                    $ 58                    $  99                    $ 215
Fidelity VIP II Contrafund Portfolio              $ 17                    $ 51                    $  88                    $ 192
Fidelity VIP II Index 500 Portfolio               $ 13                    $ 40                    $  69                    $ 152
AIM V.I. Capital Appreciation Fund                $ 17                    $ 54                    $  92                    $ 299
AIM V.I. Government Securities Fund               $ 19                    $ 59                    $ 101                    $ 218
AIM V.I. Growth Fund                              $ 16                    $ 54                    $  92                    $ 200
AIM V.I. Growth and Income Fund                   $ 19                    $ 55                    $  94                    $ 204
AIM V.I. International Equity Fund                $ 18                    $ 61                    $ 104                    $ 225
AIM V.I. Value Fund                               $ 19                    $ 54                    $  94                    $ 203
MFS Global Governments Series                     $ 19                    $ 59                    $ 101                    $ 219
MFS Money Market Series                           $ 16                    $ 50                    $  86                    $ 187
MFS Bond Series                                   $ 18                    $ 54                    $  94                    $ 203
MFS Total Return Series                           $ 19                    $ 59                    $ 101                    $ 218
MFS Research Series                               $ 19                    $ 57                    $  99                    $ 214
MFS Emerging Growth Series                        $ 18                    $ 57                    $  98                    $ 212


FOOTNOTES TO EXAMPLES

The foregoing tables are intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. The tables reflect fiscal year 1999 expenses for the Separate Account and fiscal year 1999 expenses for the investment portfolios.

1. Premium taxes are not reflected in the Examples. We may apply premium taxes ranging up to 3.5%, depending on the laws of various jurisdictions. In addition, the Examples do not reflect any transfer charges. The $30 Annual Contract Fee is reflected in the Examples by dividing the total Annual Contract Fees collected during fiscal year 1999 by the total of all Contract assets under management as of the end of fiscal year 1998. This converts the Annual Contract Fee to a factor of $0.17 for purposes of the examples based on a $1,000 investment.

        THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE 5% ANNUAL RATE OF RETURN IS HYPOTHETICAL AND DOES NOT REPRESENT PAST OR FUTURE ANNUAL RETURNS. ACTUAL RETURNS MAY BE GREATER OR LESS THAN THE 5% ASSUMED RATE.

                         CONDENSED FINANCIAL INFORMATION

The following shows Accumulation Unit Values and number of Accumulation Units for the period from the commencement of business (2/21/95) through December 31, 1999 for each of the subaccounts. This condensed financial information is derived from the financial statements of the Separate Account and should be read in conjunction with the financial statements, related notes and other financial information contained in the SAI.

----------------------------------------------- ----------------- --------------- --------------- ------------- -----------------
                                                                                                                      From
                                                                                                                 Commencement of
                    Subaccount                      Year Ending     Year Ending    Year Ending     Year Ending    Operations to
                                                     12/31/99         12/31/98       12/31/97        12/31/96       12/31/95*
----------------------------------------------- ----------------- --------------- --------------- ------------- -----------------
CitiSelect VIP Folio 200 Conservative
   Unit Value Beginning of Period                         $1.13           $1.06           $1.00            --             --
   Unit Value End of Period                               $1.14           $1.13           $1.06            --             --
   Number of Accumulation Units Outstanding           2,822,732       3,875,575       2,283,189            --             --
----------------------------------------------- ----------------- --------------- --------------- ------------- -----------------
CitiSelect VIP Folio 300 Blanaced
   Unit Value Beginning of Period                         $1.14           $1.07           $1.00            --             --
   Unit Value End of Period                               $1.18           $1.14           $1.07            --             --
   Number of Accumulation Units Outstanding           3,396,276       6,153,461       3,338,546            --             --
----------------------------------------------- ----------------- --------------- --------------- ------------- -----------------
CitiSelect VIP Folio 400 Growth
   Unit Value Beginning of Period                         $1.10           $1.08           $1.00            --             --
   Unit Value End of Period                               $1.19           $1.10           $1.08            --             --
   Number of Accumulation Units Outstanding           1,502,485       2,901,723       2,863,311            --             --
----------------------------------------------- ----------------- --------------- --------------- ------------- -----------------
CitiSelect VIP Folio 500 Growth Plus
   Unit Value Beginning of Period                         $1.10           $1.09           $1.00            --             --
   Unit Value End of Period                               $1.22           $1.10           $1.09            --             --
   Number of Accumulation Units Outstanding             922,550       1,566,185       1,046,036            --             --
----------------------------------------------- ----------------- --------------- --------------- ------------- -----------------
CitiFunds Small Cap Growth VIP Portfolio
   Unit Value Beginning of Period                         $1.05           $1.11           $1.00            --             --
   Unit Value End of Period                               $1.44           $1.05           $1.11            --             --
   Number of Accumulation Units Outstanding             445,032         473,301         150,143            --             --
----------------------------------------------- ----------------- --------------- --------------- ------------- -----------------
Fidelity VIP Growth Portfolio
   Unit Value Beginning of Period                         $2.49           $1.80           $1.48         $1.31          $1.00
   Unit Value End of Period                               $3.38           $2.49           $1.80         $1.48          $1.31
   Number of Accumulation Units Outstanding           2,651,923       1,821,492         725,424        98,550          4,565
----------------------------------------------- ----------------- --------------- --------------- ------------- -----------------
Fidelity VIP High Income Portfolio
   Unit Value Beginning of Period                         $1.08           $1.14           $1.00            --             --
   Unit Value End of Period                               $1.15           $1.08           $1.14            --             --
   Number of Accumulation Units Outstanding           3,348,327       2,915,521         819,371            --             --
----------------------------------------------- ----------------- --------------- --------------- ------------- -----------------
Fidelity Equity-Income Portfolio
   Unit Value Beginning of Period                         $1.34           $1.22           $1.00            --             --
   Unit Value End of Period                               $1.41           $1.34           $1.22            --             --
   Number of Accumulation Units Outstanding           6,296,999       5,786,776       2,265,460            --             --
----------------------------------------------- ----------------- --------------- --------------- ------------- -----------------
Fidelity VIP Overseas Portfolio
   Unit Value Beginning of Period                         $1.21           $1.09           $1.00            --             --
   Unit Value End of Period                               $1.71           $1.21           $1.09            --             --
   Number of Accumulation Units Outstanding           1,518,097       1,400,537       1,070,184            --             --
----------------------------------------------- ----------------- --------------- --------------- ------------- -----------------
Fidelity VIP II Contrafund Portfolio
   Unit Value Beginning of Period                         $1.55           $1.21           $1.00            --             --
   Unit Value End of Period                               $1.91           $1.55           $1.21            --             --
   Number of Accumulation Units Outstanding           5,145,208       4,179,308       1,585,128            --             --
----------------------------------------------- ----------------- --------------- --------------- ------------- -----------------
Fidelity VIP II Index 500 Portfolio
   Unit Value Beginning of Period                         $1.57           $1.24           $1.00            --             --
   Unit Value End of Period                               $1.87           $1.57           $1.24            --             --
   Number of Accumulation Units Outstanding           8,726,888       7,620,186       2,215,225            --             --
----------------------------------------------- ----------------- --------------- --------------- ------------- -----------------
AIM V.I. Capital Appreciation Fund
   Unit Value Beginning of Period                         $1.97           $1.67           $1.49         $1.00          $1.00
   Unit Value End of Period                               $2.82           $1.97           $1.67         $1.49          $1.00
   Number of Accumulation Units Outstanding           2,342,148       2,195,417       1,293,126        77,611              0
----------------------------------------------- ----------------- --------------- --------------- ------------- -----------------
AIM V.I. Government Securities Fund
   Unit Value Beginning of Period                         $1.13           $1.06           $1.00            --             --
   Unit Value End of Period                               $1.10           $1.13           $1.06            --             --
   Number of Accumulation Units Outstanding           1,527,473       1,596,060         573,525            --             --
----------------------------------------------- ----------------- --------------- --------------- ------------- -----------------

----------------------------------------------- ----------------- --------------- --------------- ------------- -----------------
                                                                                                                      From
                                                                                                                 Commencement of
                    Subaccount                      Year Ending     Year Ending    Year Ending     Year Ending    Operations to
                                                     12/31/99         12/31/98       12/31/97        12/31/96       12/31/95*
----------------------------------------------- ----------------- --------------- --------------- ------------- -----------------
AIM V.I. Growth Fund
   Unit Value Beginning of Period                         $1.61           $1.21           $1.00             --            --
   Unit Value End of Period                               $2.15           $1.61           $1.21             --            --
   Number of Accumulation Units Outstanding           1,221,308         784,811         315,240             --            --
----------------------------------------------- ----------------- --------------- --------------- ------------- -----------------
AIM V.I. Growth and Income Fund
   Unit Value Beginning of Period                         $1.49           $1.18           $1.00             --            --
   Unit Value End of Period                               $1.99           $1.49           $1.18             --            --
   Number of Accumulation Units Outstanding           3,536,974       2,586,911         827,506             --            --
----------------------------------------------- ----------------- --------------- --------------- ------------- -----------------
AIM V.I. International Equity Fund
   Unit Value Beginning of Period                         $1.20           $1.05           $1.00             --            --
   Unit Value End of Period                               $1.84           $1.20           $1.05             --            --
   Number of Accumulation Units Outstanding           4,015,921       3,742,016       2,357,251             --            --
----------------------------------------------- ----------------- --------------- --------------- ------------- -----------------
AIM V.I. Value Fund
   Unit Value Beginning of Period                         $1.56           $1.19           $1.00             --            --
   Unit Value End of Period                               $2.00           $1.56           $1.19             --            --
   Number of Accumulation Units Outstanding           6,871,254       5,351,283       2,102,285             --            --
----------------------------------------------- ----------------- --------------- --------------- ------------- -----------------
MFS Global Governments Series
   Unit Value Beginning of Period                         $1.17           $1.10           $1.12          $1.00         $1.00
   Unit Value End of Period                               $1.29           $1.17           $1.10          $1.12         $1.00
   Number of Accumulation Units Outstanding             321,448         382,522         303,642         65,848             0
----------------------------------------------- ----------------- --------------- --------------- ------------- -----------------
MFS Money Market Series
   Unit Value Beginning of Period                         $1.14           $1.09           $1.06          $1.00         $1.00
   Unit Value End of Period                               $1.18           $1.14           $1.09          $1.06         $1.00
   Number of Accumulation Units Outstanding           1,600,252       2,781,034       3,362,150         47,376             0
----------------------------------------------- ----------------- --------------- --------------- ------------- -----------------
MFS Bond Series
   Unit Value Beginning of Period                         $1.14           $1.08           $1.00             --            --
   Unit Value End of Period                               $1.11           $1.14           $1.08             --            --
   Number of Accumulation Units Outstanding           2,313,509       2,234,730         861,145             --            --
----------------------------------------------- ----------------- --------------- --------------- ------------- -----------------
MFS Total Return Series
   Unit Value Beginning of Period                         $1.29           $1.16           $1.00             --            --
   Unit Value End of Period                               $1.32           $1.29           $1.16             --            --
   Number of Accumulation Units Outstanding           4,106,432       3,960,924       1,592,342             --            --
----------------------------------------------- ----------------- --------------- --------------- ------------- -----------------
MFS Research Series
   Unit Value Beginning of Period                         $1.41           $1.15           $1.00             --            --
   Unit Value End of Period                               $1.73           $1.41           $1.15             --            --
   Number of Accumulation Units Outstanding           4,117,175       4,246,685       2,569,829             --            --
----------------------------------------------- ----------------- --------------- --------------- ------------- -----------------
MFS Emerging Growth Series
   Unit Value Beginning of Period                         $1.55           $1.17           $1.00             --            --
   Unit Value End of Period                               $2.71           $1.55           $1.17             --            --
   Number of Accumulation Units Outstanding           4,922,989       4,576,450       2,322,481             --            --
----------------------------------------------- ----------------- --------------- --------------- ------------- -----------------

*The Fidelity VIP Growth Portfolio, AIM V.I. Capital Appreciation Fund, MFS Global Governments Series and MFS Money Market Series subaccounts commenced operations on February 21, 1995. All other subaccounts commenced operations on February 3, 1997.

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                    issued by

                         CITICORP LIFE INSURANCE COMPANY

                                   PROSPECTUS


This Prospectus describes the flexible premium deferred variable annuity contract (the "Contract") offered by Citicorp Life Insurance Company ("We," "us," "our" or " CLIC").

The Contract has 24 investment choices: a Fixed Account and 23 subaccounts, which are divisions of the Citicorp Life Variable Annuity Separate Account. You can put your money into the Fixed Account and/or any of these subaccounts. Money directed to the Fixed Account earns a declared interest rate which is guaranteed by us. Money directed to any subaccount is invested exclusively in a single investment portfolio. These 23 investment portfolios are professionally managed and provide a broad range of investment strategies (growth and income, aggressive growth, income, etc.), styles (growth, value, etc.) and asset classes (stocks, bonds, international, etc.) and are listed below. Investments in the investment portfolios are not guaranteed. You could lose money.

Please read this prospectus carefully and keep it for future reference. It contains important information about the Citicorp Life Flexible Premium Variable Annuity Contract that you ought to know before investing.

To learn more about the Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated the same date as this prospectus. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC. The SAI's table of contents is on the last page of this prospectus. For a free copy of the SAI, call us at (800) 497-4857 or write us at 800 Silver Lake Blvd., P.O. Box 7031, Dover, DE 19903.

VARIABLE ANNUITY CONTRACTS ARE SUBJECT TO MARKET FLUCTUATION, REINVESTMENT RISK AND POSSIBLE LOSS OF PRINCIPAL INVESTED. THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

MANAGED BY CITIBANK, N.A.
CitiSelect(R) VIP Folio 200
CitiSelect(R) VIP Folio 300
CitiSelect(R) VIP Folio 400
CitiSelect(R) VIP Folio 500
CitiFundsSM Small Cap Growth VIP Portfolio

MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY
Fidelity VIP(1) Growth Portfolio
Fidelity VIP(1) High Income Portfolio
Fidelity VIP(1) Equity-Income Portfolio
Fidelity VIP(1) Overseas Portfolio
Fidelity VIP II(2) Contrafund Portfolio Fidelity
VIP II(2) Index 500 Portfolio

(1) Variable Insurance Products Fund
(2) Variable Insurance Products Fund II

MANAGED BY A I M ADVISORS, INC.
AIM V.I. Capital Appreciation Fund
AIM V.I. Government Securities Fund
AIM V.I. Growth Fund
AIM V.I. Growth and Income Fund
AIM V.I. International Equity Fund
AIM V.I. Value Fund

MANAGED BY MFS INVESTMENT MANAGEMENT(R)
MFS Global Governments Series
MFS Money Market Series
MFS Bond Series
MFS Total Return Series
MFS Research Series
MFS Emerging Growth Series


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE

May 1, 2000

                                TABLE OF CONTENTS

INDEX OF SPECIAL TERMS                                           2
SUMMARY                                                          3
FEE TABLES                                                       5
EXAMPLES                                                         6
SECTION 1:  THE ANNUITY CONTRACT                                 8
SECTION 2:  ANNUITY PAYMENTS (THE INCOME
      PHASE)                                                     8
            Variable Annuity Income Payments                     8
            Fixed Annuity Income Payments                        9
            Annuity Income Options                               9
SECTION 3:  PURCHASE                                             9
            Purchase Payments                                    9
            Allocation of Purchase Payments                      9
            Free Look Period                                    10
            Accumulation Units                                  10
SECTION 4:  INVESTMENT OPTIONS                                  10
            Transfers During the Accumulation Phase             11
            Transfers During the Income Phase                   11
            Transfer Requests                                   11
            Dollar Cost Averaging Program                       11
            Voting Rights                                       12
            Substitution                                        12
SECTION 5:  CHARGES AND DEDUCTIONS                              12
            Insurance Charges                                   12
            Annual Contract Fee                                 12
            Surrender Charges                                   12
            Surrender Processing Fee                            13
            Premium Taxes                                       13
            Transfer Processing Fee                             13
            Investment Portfolio Expenses                       13
SECTION 6:  TAXES                                               13
            Annuity Contracts in General                        13
            Qualified and Non-Qualified Contracts               14
            Withdrawals - Non-Qualified Contracts               14
            Withdrawals - Qualified Contracts                   14
            Diversification Requirements                        14
            Owner Control                                       14
            Taxation of Death Benefit Proceeds                  14
            Transfers, Assignments or Exchanges of a
                  Contract                                      14
            Withholding                                         15
            Multiple Contracts                                  15
SECTION 7:  ACCESS TO YOUR MONEY                                15
            Systematic Withdrawal Program                       15
SECTION 8:  PERFORMANCE                                         15
SECTION 9:  DEATH BENEFITS                                      16
            Upon Your Death                                     16
            Death of the Annuitant                              16
SECTION 10:  OTHER INFORMATION                                  16
            Citicorp Life Insurance Company                     16
            The Separate Account                                16
            Distribution                                        16
            Ownership                                           17
            Beneficiary                                         17
            Suspension of Payment or Transfers                  17
            Modifications                                       17
            Legal Proceedings                                   17
            Financial Statements                                17
            Inquiries                                           17
STATEMENT OF ADDITIONAL INFORMATION
        TABLE OF CONTENTS                                       18
APPENDIX:  Condensed Financial Information                      19




                             INDEX OF SPECIAL TERMS

We have tried to make this prospectus as easy as possible for you to read and understand. However, the nature of variable annuities requires us to use certain technical words or terms. We have identified some of these, which are italicized when they are used in the text. The page shown below is where we believe you will find the best explanation for the word or term.

Accumulation Phase                                8
Accumulation Unit                                10
Annuitant                                         8
Annuity Income Date                               8
Annuity Income Options                            8
Annuity Income Payments                           8
Annuity Unit                                     10
Beneficiary                                      17
Business Day                                     10
Contract Value                                    8
Contract Year                                    11
Fixed Account                                     8
Income Phase                                      8
Investment Portfolios                            10
Joint Owner                                       8
Non-Qualified Contract                           14
Notice To Us                                     11
Owner                                            17
Purchase Payment                                  9
Qualified Contract                               14
Separate Account                                 17
Subaccount                                        8
Tax Deferral                                     14

SUMMARY
THE SECTIONS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THIS PROSPECTUS WHICH DISCUSS THE TOPICS IN GREATER DETAIL.

1. THE ANNUITY CONTRACT: The variable annuity offered by Citicorp Life Insurance Company ("We," "Our" and "Us") is a contract between you, the Owner, and us, an insurance company. The Contract enables you to invest on a tax-deferred basis in a Fixed Account and 23 different subaccounts. The Contract is intended for use in making long term financial plans, including saving for retirement and estate planning, and provides for a death benefit and guaranteed income options.

The Fixed Account earns interest annually at a fixed rate that is guaranteed by us never to be less than 3.0% and may be more. This rate is established separately for each new purchase payment or transfer you pay into the Fixed Account. Once established, a rate is guaranteed for 12 months. While money is in the Fixed Account, the interest earned as well as your principal is guaranteed by us. Money directed to any of the 23 subaccounts is, in turn invested exclusively in a single investment portfolio. The investment portfolios thus available under the Contract are listed in Section 4. These portfolios are designed and professionally managed and allow for a broad range of investment strategies (growth and income, aggressive growth, income, etc.) styles, (growth, value, etc.,) and asset classes (stocks, bonds, international, etc.). Amounts invested in these portfolios will fluctuate daily based on the portfolio's investment performance. Investments in these portfolios are NOT guaranteed and may increase or decrease. You can also lose money.

You can put money into the Fixed Account and any or all of the investment portfolios by investing in the corresponding subaccount. You can transfer your money between the Fixed Account and/or the subaccounts, subject to certain limitations which are explained elsewhere in this prospectus.

The Contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income only if you make a withdrawal. The Income Phase occurs when we begin making regular payments from the Contract to you or some other person you name (the "Annuitant"). The amount of money you are able to accumulate under the Contract during the Accumulation Phase, as well as the manner in which payments are made, will determine the amount of the payments made during the Income Phase.

2. ANNUITY PAYMENTS (THE INCOME PHASE): If you want regular income from your annuity, paid either to you or some other person(s), you may choose one of several annuity income options. You may also elect to receive all of your Contract Value in one lump sum or paid under any other plan to which we agree. Once regular income payments begin, you cannot change the payment plan.

During the Income Phase, you have the same investment choices you had during the Accumulation Phase. You can choose to have payments come from the Fixed Account, one or more of the subaccounts or both. If you choose to have any part of the payments come from the subaccounts, the dollar amount of the income payments may go up or down, depending on the investment performance of the corresponding investment portfolios.

3. PURCHASE: You may purchase a Contract with $5,000 or more. For tax qualified contracts (such as IRA's and Roth IRA's), we require only $2,000. You can add $500 or more to your Contract at any time during the Accumulation Phase ($100 or more to tax qualified contracts).

4. INVESTMENT OPTIONS: You may put your money in any or all of the following investment portfolios by directing it into the corresponding subaccount. The portfolios are described in their own prospectuses. You can make or lose money in any of these portfolios, depending on market conditions.

MANAGED BY CITIBANK, NA
     CitiSelect VIP Folio 200 Conservative
     CitiSelect VIP Folio 300 Balanced
     CitiSelect VIP Folio 400 Growth
     CitiSelect VIP Folio 500 Growth Plus
     CitiFunds Small Cap Growth VIP Portfolio

MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY
     Fidelity VIP Growth Portfolio
     Fidelity VIP High Income Portfolio
     Fidelity VIP Equity-Income Portfolio
     Fidelity VIP Overseas Portfolio
     Fidelity VIP II Contrafund Portfolio
     Fidelity VIP II Index 500 Portfolio

MANAGED BY A I M ADVISORS, INC.
     AIM V.I. Capital Appreciation Fund
     AIM V.I. Government Securities Fund
     AIM V.I. Growth Fund
     AIM V.I. Growth and Income Fund
     AIM V.I. International Equity Fund
     AIM V.I. Value Fund

MANAGED BY MFS INVESTMENT MANAGEMENT(R)
     MFS Global Governments Series
     MFS Money Market Series
     MFS Bond Series
     MFS Total Return Series
     MFS Research Series
     MFS Emerging Growth Series

5. CHARGES AND DEDUCTIONS: The Contract has insurance features and investment features and there are costs related to each. Each year, we deduct a $30 contract fee from your Contract. This charge is waived if the value of your Contract is at least $25,000 or if you have added at least $2,500 ($2,000 for Qualified Contracts) in additional purchase payments to your Contract during the last 12 months. We also deduct for insurance charges a total of 1.40% of the average daily value of your contract allocated to the subaccounts. We may change this charge in the future but it will never be greater than 1.40%.

If you take any money out of the Contract, we may assess a Surrender Charge on any purchase payment you withdraw. The amount of the Surrender Charge is dependent on the number of years since the purchase payment was added to the Contract. This Surrender Charge ranges from a maximum of 7% in the first year after payment, declining 1% each year until the sixth year, when it becomes 0%. If you surrender the Contract by taking out its entire value, or when you begin receiving regular income payments under it, we may assess a state premium tax ranging from 0-3.5%, depending upon the state in which you live.

There are also investment charges which range from 0.28% to 1.25% of the average daily value of the investment portfolio, depending on the portfolios in which your Contract is invested.

6. TAXES: Earnings under the Contract are not taxed until you take them out (if you are a natural person). If you take money out, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may also be charged a 10% federal tax penalty on the withdrawn earnings. Payments during the Income Phase may be considered partly to be a return of your original investment. That part of each payment is not taxable as income. Special tax rules apply if your annuity has been issued as a Qualified Contract under the Internal Revenue Code.

7. ACCESS TO YOUR MONEY: You can take some or all of the money out of your Contract at any time during the Accumulation Phase. You can take all of your earnings and up to 10% of your total purchase payments each year without any Surrender Charge. Withdrawals in excess of this amount will be charged the applicable Surrender Charge. After we have held the purchase payment for 5 years, there is no charge for withdrawing it. Of course, you may have to pay income tax and a tax penalty on any earnings you take out. Each purchase payment you add to your Contract has its own 5-year Surrender Charge period.

8. PERFORMANCE: The value of the Contract will increase or decrease depending upon the investment performance of the investment portfolio(s) in which the subaccounts you chose are invested. Performance information for each of the investment portfolios is provided elsewhere in this prospectus and in the SAI. Past performance is not a guarantee of future results.

9. DEATH BENEFITS: If you die before the Income Phase begins, the person you have chosen as your Beneficiary will receive a death benefit. This death benefit will be the greater of: (1) the value of your Contract on the date we receive proof of your death; (2) the money you've put into the Contract less any purchase payments withdrawn; or (3) the value of your Contract on the most recent 5-year anniversary after the date of issue plus any money you've added minus any money withdrawn since that anniversary. If you die on or after age 75, slightly different rules apply.

10.  OTHER INFORMATION:

      FREE LOOK: If you cancel the Contract within 10 days after receiving it (or longer period if required in your state), we will refund the value of your Contract on the day we receive your request without assessing a Surrender Charge. This may be more or less than your original payment. If we're required by law to return your original payment, we will refund that amount (less any amounts you have previously taken). NO PROBATE: In most cases, any death benefit paid to your Beneficiary will not have to pass through probate. DOLLAR COST AVERAGING PROGRAM: An optional Dollar-Cost Averaging program is available that permits you to transfer a set dollar amount systematically from the subaccount investing in the Money Market Portfolio or the Fixed Account to any other subaccount, subject to certain restrictions. This reduces the risk of investing in a portfolio only when the price is high. Dollar-Cost Averaging does not guarantee a profit and it doesn't protect against a loss if market prices decline. SYSTEMATIC
      WITHDRAWALS: You may arrange to have money automatically sent to you each month while your Contract is still in the Accumulation Phase. Of course, you may have to pay taxes on the money you receive. WAIVER OF SURRENDER
      CHARGES: We automatically include in your Contract at no additional cost, an endorsement which permits you to withdraw money from your Contract without a Surrender Charge if you need it while you are confined in a nursing home or other long term care facility or have a terminal illness. Certain restrictions apply and current laws require slight variations in some states.

                                   FEE TABLES

--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES



Sales Charge Imposed on Purchase Payments                         None

Maximum Surrender Charge (contingent deferred
      sales charge) as a percentage of the purchase
      payment withdrawn                                           7%(1)

Surrender Processing Fee                                          None(2)

Transfer Fee (imposed after the 18th transfer
      in any Contract Year)                                       $25     (3)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL CONTRACT FEE                                               $30(4)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average net assets)

Mortality and Expense Risk Charge                                 1.25%

Administration Charge                                             0.15%
                                                                  -----

Total Separate Account Expenses                                   1.40%
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------
ANNUAL PORTFOLIO EXPENSES (as percentage of average daily net assets)
                                                                                             Total Annual
                                                                    Other Expenses        Portfolio Expenses
                                                                           after                 after
   Portfolio                                 Management fees         reimbursement           reimbursement
------------------------------------------------------------------------------------------------------------
CitiSelect VIP Folio 200 Conservative              0.74%                  0.21%                  0.95%
CitiSelect VIP Folio 300 Balanced                  0.68%                  0.27%                  0.95%
CitiSelect VIP Folio 400 Growth                    0.91%                  0.34%                  1.25%
CitiSelect VIP Folio 500 Growth Plus               0.87%                  0.38%                  1.25%
CitiFunds Small Cap Growth VIP Portfolio           0.90%                  0.00%                  0.90%
Fidelity VIP Growth Portfolio                      0.58%                  0.07%                  0.65%
Fidelity VIP High Income Portfolio                 0.58%                  0.11%                  0.69%
Fidelity VIP Overseas Portfolio                    0.73%                  0.14%                  0.87%
Fidelity VIP II Contrafund Portfolio               0.58%                  0.07%                  0.65%
Fidelity VIP II Index 500 Portfolio                0.24%                  0.04%                  0.28%
AIM V.I. Capital Appreciation Fund                 0.62%                  0.11%                  0.73%
AIM V.I. Government Securities Fund                0.50%                  0.40%                  0.90%
AIM V.I. Growth Fund                               0.63%                  0.10%                  0.73%
AIM V.I. Growth and Income Fund                    0.61%                  0.16%                  0.77%
AIM V.I. International Equity Fund                 0.75%                  0.22%                  0.97%
AIM V.I. Value Fund                                0.61%                  0.15%                  0.76%
MFS Global Governments Series                      0.75%                  0.16%                  0.91%
MFS Money Market Series                            0.50%                  0.11%                  0.61%
MFS Bond Series                                    0.60%                  0.16%                  0.76%
MFS Total Return Series                            0.75%                  0.15%                  0.90%
MFS Research Series                                0.75%                  0.11%                  0.86%
MFS Emerging Growth Series                         0.75%                  0.09%                  0.84%
-----------------------------------------------------------------------------------------------------------



The investment advisers to certain investment portfolios and/or the fund managers voluntarily agreed to reimburse or waiver certain fees and expenses during fiscal year 1999. Absent such fee waivers and reimbursements, "Other Expenses" and "Total Annual Fund Expenses" for the following portfolios were:
CitiSelect VIP Folio 200 Conservative - 4.07% and 4.82%; CitiSelect VIP Folio 300 Balanced - 2.91% and 3.66%; CitiSelect VIP Folio 400 Growth - 4.69% and 5.44%; CitiSelect VIP Folio 500 Growth Plus - 9.63% and 10.38%; CitiFunds Small Cap Growth VIP Portfolio - 8.65% and 9.40%; Fidelity VIP Growth Portfolio - 0.08% and 0.66%; Fidelity VIP Equity

Income Portfolio - 0.09% and 0.57%; Fidelity VIP Overseas Portfolio - 0.18% and 0.91%; Fidelity VIP II Contrafund Portfolio - 0.09% and 0.65%; Fidelity VIP II Index 500 Portfolio - 0.10% and 0.34%; MFS Global Governments Series - 0.30% and 1.05%; MFS Money Market Series - 0.38% and 0.88%; and the MFS Bond Series - 0.46% and 1.06%, respectively. There is no assurance that the fee waivers or reimbursements will continue at current levels. For a more complete description of the various costs and expenses see "Charges and Deductions" and the prospectus for the investment portfolios.

EXAMPLES: You will pay the following expenses on a $1,000 investment. We assume a 5% annual return on assets:(5)
        If, at the end of the applicable time period, you surrender or annuitize the Contract under an annuity income option that does not provide a life annuity or a life annuity with a period certain of at least five years.

                                                  1 Year                  3 Years                 5 Years                 10 Years
                                                  --------------------------------------------------------------------------------
CitiSelect VIP Folio 200 Conservative               $ 87                    $ 117                   $ 151                    $ 264
CitiSelect VIP Folio 300 Balanced                   $ 87                    $ 117                   $ 151                    $ 264
CitiSelect VIP Folio 400 Growth                     $ 89                    $ 126                   $ 166                    $ 293
CitiSelect VIP Folio 500 Growth Plus                $ 89                    $ 126                   $ 166                    $ 293
CitiFunds Small Cap Growth VIP Portfolio            $ 86                    $ 116                   $ 148                    $ 259
Fidelity VIP Growth Portfolio                       $ 84                    $ 109                   $ 136                    $ 234
Fidelity VIP High Income Portfolio                  $ 84                    $ 110                   $ 138                    $ 238
Fidelity VIP Equity-Income Portfolio                $ 83                    $ 106                   $ 131                    $ 225
Fidelity VIP Overseas Portfolio                     $ 86                    $ 115                   $ 147                    $ 256
Fidelity VIP II Contrafund Portfolio                $ 84                    $ 109                   $ 136                    $ 234
Fidelity VIP II Index 500 Portfolio                 $ 80                    $  97                   $ 117                    $ 196
AIM V.I. Capital Appreciation Fund                  $ 84                    $ 111                   $ 140                    $ 242
AIM V.I. Government Securities Fund                 $ 86                    $ 116                   $ 148                    $ 259
AIM V.I. Growth Fund                                $ 84                    $ 111                   $ 140                    $ 242
AIM V.I. Growth and Income Fund                     $ 85                    $ 112                   $ 142                    $ 246
AIM V.I. International Equity Fund                  $ 87                    $ 118                   $ 152                    $ 266
AIM V.I. Value Fund                                 $ 85                    $ 112                   $ 141                    $ 245
MFS Global Governments Series                       $ 86                    $ 116                   $ 149                    $ 260
MFS Money Market Series                             $ 83                    $ 107                   $ 134                    $ 230
MFS Bond Series                                     $ 85                    $ 112                   $ 141                    $ 245
MFS Total Return Series                             $ 86                    $ 116                   $ 148                    $ 259
MFS Research Series                                 $ 86                    $ 115                   $ 146                    $ 255
MFS Emerging Growth Series                          $ 86                    $ 114                   $ 145                    $ 253

        If you don't surrender the Contract or you annuitize it under an annuity income option providing either a life annuity or a life annuity with a period certain of at least five years at the end of the applicable time period.

                                                1 Year                  3 Years                 5 Years                 10 Years
                                                --------------------------------------------------------------------------------
CitiSelect VIP Folio 200 Conservative             $ 24                    $ 72                  $ 124                     $ 264
CitiSelect VIP Folio 300 Balanced                 $ 24                    $ 72                  $ 124                     $ 264
CitiSelect VIP Folio 400 Growth                   $ 26                    $ 81                  $ 139                     $ 293
CitiSelect VIP Folio 500 Growth Plus              $ 26                    $ 81                  $ 139                     $ 293
CitiFunds Small Cap Growth VIP Portfolio          $ 23                    $ 71                  $ 121                     $ 259
Fidelity VIP Growth Portfolio                     $ 21                    $ 64                  $ 109                     $ 234
Fidelity VIP High Income Portfolio                $ 21                    $ 65                  $ 111                     $ 238
Fidelity VIP Equity-Income Portfolio              $ 20                    $ 61                  $ 104                     $ 225
Fidelity VIP Overseas Portfolio                   $ 23                    $ 70                  $ 120                     $ 256
Fidelity VIP II Contrafund Portfolio              $ 21                    $ 64                  $ 109                     $ 234
Fidelity VIP II Index 500 Portfolio               $ 17                    $ 52                  $  90                     $ 196
AIM V.I. Capital Appreciation Fund                $ 21                    $ 66                  $ 113                     $ 242
AIM V.I. Government Securities Fund               $ 23                    $ 71                  $ 121                     $ 259
AIM V.I. Growth Fund                              $ 20                    $ 66                  $ 113                     $ 242
AIM V.I. Growth and Income Fund                   $ 23                    $ 67                  $ 115                     $ 246
AIM V.I. International Equity Fund                $ 22                    $ 73                  $ 125                     $ 266
AIM V.I. Value Fund                               $ 23                    $ 67                  $ 114                     $ 245
MFS Global Governments Series                     $ 23                    $ 71                  $ 122                     $ 260
MFS Money Market Series                           $ 20                    $ 62                  $ 107                     $ 230
MFS Bond Series                                   $ 22                    $ 67                  $ 114                     $ 245
MFS Total Return Series                           $ 23                    $ 71                  $ 121                     $ 259
MFS Research Series                               $ 23                    $ 70                  $ 119                     $ 255
MFS Emerging Growth Series                        $ 22                    $ 69                  $ 118                     $ 253

FOOTNOTES TO FEE TABLE AND EXAMPLES
The foregoing tables are intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. The tables reflect fiscal year 1998 expenses for the Separate Account and fiscal year 1998 expenses for the investment portfolios

1. Surrender Charges apply separately to each purchase payment withdrawn and are dependent on the number of years since the purchase payment was added to the Contract. Surrender Charges range from a maximum of 7% in the first year after payment, declining 1% each year until the sixth year, when it becomes 0%.
2. We reserve the right to assess a processing fee equal to the lesser of $25 or 2% of the amount withdrawn for each withdrawal (including the final surrender) after the first 12 withdrawals in any Contract Year. See "Section 5: Charges and Deductions."
3. We reserve the right to charge a $25 transfer fee on each transfer after the first 12 transfers in any Contract Year. See "Section 5: Charges and Deductions."
4. We will waive the Annual Contract Fee in its entirety if, at the time this fee would be deducted, the Contract Value is at least $25,000. The Annual Contract Fee will also be waived in its entirety for any Contract Year during which purchase payments of at least $2,500 ($2,000 for Qualified Contracts), excluding the initial purchase payment, are paid.
5. Premium taxes are not reflected in the Examples. We may apply premium taxes ranging up to 3.5%, depending on the laws of various jurisdictions. In addition, the Examples do not reflect any transfer charges. The $30 Annual Contract Fee is reflected in the Examples by dividing the total Annual Contract Fees collected during fiscal year 1999 by the total of all Contract assets under management as of the end of fiscal year 1998. This converts the Annual Contract Fee to a factor of $0.17 for purposes of the examples based on a $1,000 investment.


THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE 5% ANNUAL RATE OF RETURN IS HYPOTHETICAL AND DOES NOT REPRESENT PAST OR FUTURE ANNUAL RETURNS. ACTUAL RETURNS MAY BE GREATER OR LESS THAN THE 5% ASSUMED RATE.

THERE IS AN ACCUMULATION UNIT VALUE HISTORY FOR EACH SUBACCOUNT IN THE APPENDIX
- CONDENSED FINANCIAL INFORMATION.

SECTION 1:  THE ANNUITY CONTRACT

An annuity is a contract between the owner ("you"), and an insurance company (in this case, Citicorp Life Insurance Company), where the insurance company promises to pay an income to you, or some other person you name (the "Annuitant"), in the form of annuity income payments, beginning on a date that's at least 30 days in the future. Until the date annuity income payments begin, the contract is in the Accumulation Phase. Once annuity income payments begin, the contract is in the Income Phase. Your earnings under the contract are tax deferred.

Tax deferred means that earnings or appreciation of the assets in your contract aren't taxed until money is taken out.

This Contract is a variable annuity. It enables you to put money into a number of different subaccounts, each of which invests exclusively in a single investment portfolio. Depending on market conditions, any of these portfolios can make or lose money. The amount of money you are able to accumulate under the Contract during the Accumulation Phase depends on the investment performance of the investment portfolio(s) in which your money is invested. Each subaccount is a division of the Citicorp Life Variable Annuity Separate Account. The Separate Account is an investment account we establish to receive and invest purchase payments under the Contract that is insulated from any profit or loss arising from any other business we conduct.

The Contract also contains a Fixed Account. The Fixed Account is part of our General Account that supports our insurance and annuity obligations. All assets in the Fixed Account are subject to the general liabilities of our business operations. The Fixed Account earns interest annually at a rate guaranteed by us never to be less than 3.0% and may be more. This rate is established by us, at our sole discretion, for each purchase payment or transfer into the Fixed Account. Once established, a rate is guaranteed for 12 months. We have no specific formula for determining Fixed Account interest rates. If you select the Fixed Account, the amount of money you are able to accumulate during the Accumulation Phase depends on the total interest credited to the Fixed Account.

Your total Contract Value is equal to the dollar amount you have in the Fixed Account plus the dollar value of any amounts you have which are invested in the different investment portfolios.

As Owner of the Contract, you exercise all rights under it before the Annuity Income Date. You can name a new Owner by notifying us. You may co-own the Contract with someone else ("Joint Owner"). You may name or change the person who will receive the annuity income payments. Your rights under the Contract end when annuity income payments begin, unless you are also the person receiving these payments (the "Annuitant"). More information about your rights under the Contract is included in "Section 10 - Other Information."

SECTION 2:  ANNUITY PAYMENTS (THE INCOME PHASE)

Under the Contract, you can choose the month and year in which annuity income payments begin. That date is called the Annuity Income Date. You can also choose the frequency of annuity income payments and the plan on which those payments are based. We call these annuity income options.

You may choose your Annuity Income Date and annuity income option when you purchase the Contract. However, you may defer these decisions until a later date if you wish, or once chosen, you can change them at any time before the Annuity Income Date if you give us at least 30 days notice. The Annuity Income Date cannot be any earlier than one month after you buy the Contract. If you don't choose an Annuity Income Date, annuity income payments will begin on the Annuitant's 65th birthday or 10 years after the date the Contract was issued, whichever is later. However, annuity income payments must begin by the first day of the month following the Annuitant's 85th birthday or 10 years from the date the Contract was issued, whichever is later. Certain plans which qualify for special tax considerations may require an earlier Annuity Income Date. (See "Section 6: Taxes")

If you don't choose an annuity income option by the time annuity income payments begin, we will make the payments under Option 3 (see below) as a Life Annuity with 10 years of payments guaranteed. If you do not identify another Annuitant, we will consider you to be the Annuitant.

During the Income Phase, you have the same investment choices you had during the Accumulation Phase. At the Annuity Income Date, you can select whether payments will come from the Fixed Account, one or more of the subaccounts, or a combination of both. If you don't tell us otherwise, annuity income payments will be based on the value of your investments under the Contract, and their allocations among the Fixed Account and the subaccounts on the Annuity Income Date.

VARIABLE ANNUITY INCOME PAYMENTS: If you choose to have any portion of your annuity income payments come from the subaccounts, the payment amount will depend on four things: (1) the portion of the Contract Value you keep in the subaccounts on and after the Annuity Income Date; (2) the 3% assumed investment rate used in the Contract's annuity tables; (3) the performance of the investment portfolios in which the subaccounts are invested; and (4) the annuity income option you choose. If, after all charges and deductions, the combined total return of the subaccounts you have chosen exceeds the 3% annual assumed rate, your annuity income payments will increase. Similarly, if the combined total return of the subaccounts chosen is less than the 3% annual assumed rate, your annuity income payments will decrease. For detailed information on how variable annuity income payments are determined, see the SAI.

FIXED ANNUITY INCOME PAYMENTS: If you choose to have any portion of your annuity income payments come from the Fixed Account, the payment amount will be fixed and guaranteed by us. The payment amount will depend on three things: (1) the portion of the Contract Value you keep in the Fixed Account on and after the Annuity Income Date; (2) the interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3.0%); and (3) the annuity income option you choose.

ANNUITY INCOME OPTIONS: You may select one of the following standard annuity income options. In addition, you may elect any other method of payment that is mutually agreeable to you and us. After annuity income payments begin, you cannot change the annuity income option.

        OPTION 1: INCOME FOR A FIXED PERIOD. Under this option, we will make annuity income payments each month for a fixed number of years. The number of years must be at least 5 and not more than 30. If the Annuitant dies and we have made annuity income payments for less than the selected period, we will continue to make annuity income payments for the rest of the guaranteed period to any person named by the Annuitant. This option is available only for annuity income payments from the Fixed Account and only if the Annuity Income Date is at least 5 years from the date the Contract was issued.

        OPTION 2: LIFE ANNUITY. Under this option, we will make an annuity income payment each month as long as the Annuitant is alive. After the Annuitant dies, we stop making annuity income payments.

        OPTION 3: LIFE ANNUITY WITH PERIOD CERTAIN. Under this option, we will make an annuity income payment each month as long as the Annuitant is alive. If the Annuitant dies and we have made annuity income payments for less than the selected guaranteed period, we will continue to make annuity income payments for the rest of the guaranteed period to any person named by the Annuitant.

OPTION 4: JOINT AND SURVIVOR ANNUITY. Under this option, we will make annuity income payments each month as long as the Annuitant and a second person are both alive. When either of these persons die, we will continue to make annuity income payments to the survivor. When the survivor dies, we stop making annuity income payments.

Note Carefully: Under options 2 and 4 it would be possible for only one annuity payment to be made if the Annuitant(s) were to die before the second annuity payment was due; and only two payments if the Annuitant(s) were to die before the third annuity payment was due; etc.

Annuity income payments are made monthly unless we agree to some other payment schedule. If you have less than $2,000 under the Contract to apply toward payments, we may pay your annuity income payment in a single lump sum. If your annuity income payments would be less than $50 a month, we have the right to change the frequency of payments so that your annuity income payments are at least $50. (In TX, we have the right to pay the annuity benefit in one lump sum only if the initial annuity payment under the option elected is less than $20.)

SECTION 3:  PURCHASE

The Contract may be purchased by anyone age 90 or younger.

PURCHASE PAYMENTS: A purchase payment is the money you give us to buy the Contract. The minimum we will accept when the Contract is bought is $5,000 ($2,000 if the Contract qualifies for special tax treatment under the IRS Code). You can make additional purchase payments at any time, and you may arrange for purchase payments to be made automatically from your bank account or other source each month. We have the right to require each additional payment to be at least $500 ($100 for Qualified Contracts). Our approval is required if total purchase payments in any Contract Year exceed $1,000,000.

        ALLOCATION OF PURCHASE PAYMENTS: When you purchase a Contract, we will allocate your purchase payment to the Fixed Account and/or one or more of the subaccounts as you have directed us, for investment in the corresponding investment portfolios. If you make additional purchase payments, we will allocate them the same way as your first purchase payment unless you tell us otherwise. You may direct individual purchase payments to one or more subaccounts and/or to the Fixed Account without changing your current allocation schedule. Your allocation directions must be in whole percent and each purchase payment must result in a minimum allocation of $100 to each selected investment portfolio and/or the Fixed Account.

You should periodically review your purchase payment allocation schedule in light of market conditions and your overall financial objectives.

Once we receive your initial purchase payment, and all necessary information, we will allocate your purchase payment and issue your Contract within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send the money back to you or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit those amounts to your contract within one business day after receipt at the price next determined after we receive the payment. A business day is any day when both we and the New York Stock Exchange are open for business. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m., Eastern time. We are open for business on all days that the New York Stock Exchange is open for business.

FREE LOOK PERIOD: If you change your mind about owning this Contract, you may cancel it within 10 days after receiving it (or other period as may be required in your state). When you cancel the Contract within this time period, we will not assess a Surrender Charge. You will receive the value of your Contract on the day we receive your request. In some jurisdictions, we may be required to return the Contract Value plus any fees and charges deducted. These amounts may be more or less than the aggregate amount of purchase payments made up to that time. In other states or if you have purchased your Contract as an IRA, we may be required to give you back your full purchase payment if you decide to cancel it within this period. If that is the case, we have the right to put any portion of your initial purchase payment allocated to a subaccount into the Money Market subaccount until the end of the cancellation period described above. At the end of that period, we will reallocate your initial purchase payment according to your allocation directions. Currently, however, all purchase payments are allocated directly to the subaccounts as you direct. We will consider the Contract received five days after it is mailed to your last known address.

ACCUMULATION UNITS: In order to keep track of the value of your Contract during the Accumulation Phase, we use a unit of measure we call an Accumulation Unit. During the Contract's Income Phase, we call the unit an Annuity Unit. These units represent your ownership interest in a subaccount. When you make a purchase payment, or transfer money, into a subaccount, we credit that subaccount with Accumulation Units. The number of Accumulation Units credited to your Contract is determined by dividing the amount of the purchase payment or transfer allocated to the subaccount by the value of an Accumulation Unit for that subaccount next determined as of the end of that business day. If you make a withdrawal or transfer out of a subaccount or if we assess transfer or Surrender Charges or an Annual Contract Fee, we subtract Accumulation Units from the subaccount in a similar manner.

At the close of each business day, we determine the value of an Accumulation Unit for each subaccount. We do this by:

        1. determining the total value of the subaccount's investment in the corresponding investment portfolio, using the portfolio's net asset value calculated at the end of that day;
        2. subtracting from that amount any insurance charges (see "Section 5:
           Charges and Deductions;" and
        3. dividing this amount by the number of outstanding Accumulation Units in that subaccount.

        Example: On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want the entire amount to be allocated to subaccount "x" (any subaccount currently available). When the New York Stock Exchange closes that day, we determine that the value of one Accumulation Unit for that subaccount is $10.00. We then divide $5,000 by $10.00 and credit your Contract that night with 500 additional Accumulation Units in subaccount x.

The value of an Accumulation Unit may go up or down from day to day depending on the investment performance of the investment portfolio invested in by that subaccount and the deduction of certain fees and expenses. For a detailed discussion of how we determine Accumulation Unit Value, see the SAI.

SECTION 4:  INVESTMENT OPTIONS

In addition to the Fixed Account, 23 subaccounts, each investing exclusively in a single investment portfolio, are available under the Contract. Additional subaccounts, each investing exclusively in an additional investment portfolio may be made available in the future. Each investment portfolio is available under a fund which is registered with the SEC as an open end, management investment company of the series type, having one or more investment portfolios. Shares of the investment portfolios are sold only to insurance company separate accounts and qualified plans. Each investment portfolio has a specific investment objective which may be similar to the investment objective and policy of other portfolios managed by the same or other investment advisers. No representation is made that the investment results of any portfolio will be comparable to the results of any other portfolio, even if the same investment adviser or manager is used or if the names and investment objectives are similar.

THERE IS NO ASSURANCE THAT AN INVESTMENT PORTFOLIO WILL ACHIEVE ITS STATED OBJECTIVE. The 23 investment portfolios available under the contract are listed below.

YOU SHOULD READ THE PROSPECTUSES FOR THESE INVESTMENT PORTFOLIOS CAREFULLY BEFORE INVESTING. COPIES OF THESE PROSPECTUSES ARE PROVIDED WITH THIS PROSPECTUS.

CITIBANK N.A. SERVES AS THE INVESTMENT MANAGER FOR THE FOLLOWING INVESTMENT
PORTFOLIOS:
     CitiSelect VIP Folio 200 Conservative (Asset Allocation)
     CitiSelect VIP Folio 300 Balanced (Asset Allocation)
     CitiSelect VIP Folio 400 Growth (Asset Allocation)
     CitiSelect VIP Folio 500 Growth Plus (Asset Allocation)
     CitiFunds Small Cap Growth VIP Portfolio (Aggressive Growth)

FIDELITY MANAGEMENT & RESEARCH COMPANY SERVES AS THE INVESTMENT ADVISER FOR THE FOLLOWING INVESTMENT PORTFOLIOS:
    Fidelity VIP Growth Portfolio (Growth)
    Fidelity VIP High Income Portfolio (High Yield Bond)
    Fidelity VIP Equity-Income Portfolio (Growth & Income)
    Fidelity VIP Overseas Portfolio (International Stock)
    Fidelity VIP II Contrafund Portfolio (Growth)
    Fidelity VIP II Index 500 Portfolio (Growth & Income)

A I M ADVISORS, INC. SERVES AS THE INVESTMENT ADVISER FOR THE FOLLOWING INVESTMENT PORTFOLIOS:
    AIM V.I. Capital Appreciation Fund (Aggressive Growth)
    AIM V.I. Government Securities Fund (Govt Bond)
    AIM V.I. Growth Fund (Growth)
    AIM V.I. Growth and Income Fund (Growth & Income)
    AIM V.I. International Equity Fund (International Stock)
    AIM V.I. Value Fund  (Growth)

MFS INVESTMENT MANAGEMENT(R) SERVES AS THE INVESTMENT ADVISER FOR THE FOLLOWING INVESTMENT PORTFOLIOS:
    MFS Global Governments Series (Income & Capital Appreciation)
    MFS Money Market Series (Money Market)
    MFS Bond Series (Corp Bond)
    MFS Total Return Series (Balanced)
    MFS Research Series (Growth)
    MFS Emerging Growth Series (Aggressive Growth)

The Company has entered into agreements with either the investment adviser or distributor of certain of the underlying funds in which the adviser or distributor pays us a fee for providing administrative services, which fee may vary. The fee is ordinarily based upon an annual percentage of the average aggregate net amount invested in the underlying funds on behalf of the Separate Account.

TRANSFERS DURING THE ACCUMULATION PHASE: During the Accumulation Phase, you may transfer money to or from the Fixed Account and to or from any subaccount. We have the right to charge a $25 fee for each transfer you make in excess of 12 in any Contract Year. Currently, transfer fees are charged only if you make more than 18 transfers in a Contract Year. A Contract Year is each consecutive 12-month period measured from the day we issued your Contract.

The following apply to any transfer during the Accumulation Phase:

        1. If the value remaining in the Fixed Account or a subaccount after a transfer is less than $100, we may transfer the entire amount instead of the requested amount. Unless you give us other directions, such transfer will be allocated in the same proportion as the transfer request resulting in this action.
        2. We have the right to defer transfers from the Fixed Account for up to 6 months following the date of the request.

TRANSFERS DURING THE INCOME PHASE: During the Income Phase, the Annuitant may transfer values among subaccounts once every three months. Transfers from the Fixed Account to a subaccount or from any subaccount to the Fixed Account are not allowed during the Income Phase.

TRANSFER REQUESTS: Transfer requests, like all other elections, requests and notices to us, must be in writing in a form acceptable to us unless you have provided us with valid authorization to accept such requests or notices by telephone. Any telephone authorization is valid until it is rescinded or modified in writing by you. We employ reasonable procedures to confirm that instructions given us by telephone are genuine. We may be liable for losses due to unauthorized or fraudulent instructions only if we fail to follow those reasonable procedures. The procedures we follow for telephone transfers include confirming the correct name, contract number and your social security number. We may modify or eliminate the transfer privileges at any time, for any class of Contracts, for any reason. In particular, we reserve the right to not honor transfers requested by a third party holding a power of attorney from an Owner where that third party requests simultaneous transfers on behalf of the Owners of two or more Contracts.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging allows you to systematically transfer a specific amount each month from either the Fixed Account or the Money Market subaccount to any other subaccount(s). By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the corresponding investment portfolio only when the price is high. Dollar Cost Averaging does not guarantee a profit and it doesn't protect against a loss if market prices decline. Dollar Cost Averaging is available only during the Accumulation Phase.

The minimum amount which can be transferred each month under Dollar Cost Averaging is $100. The maximum transfer amount can be no more than 1/6 of the total value in the Fixed Account or Money Market subaccount at the time the transfers begin. Once you elect Dollar Cost Averaging, it remains in effect until the value in the Fixed Account or Money Market subaccount is inadequate to execute the requested transfers or until you cancel it by notifying us. You may cancel this option at any time.

There is no charge or fee for using Dollar Cost Averaging. However, transfers made under the Dollar Cost Averaging program will be counted in determining the total number of transfers in any year. We reserve the right to discontinue offering the Dollar Cost Averaging program at any time.

VOTING RIGHTS: We are the legal owner of all investment portfolio shares purchased under this Contract and held in the subaccounts. However, when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other Contract Owners (or Annuitants, if the Contract is in the Income Phase) instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in the affected portfolio, including any we own in our own behalf, in the same proportion as those instructions. If, however, we determine that we are no longer required to obtain voting instructions from the Contract Owners/Annuitants, we will vote the shares as we alone may decide. A more detailed discussion of voting rights is found in the SAI.

SUBSTITUTION: From time to time, we may substitute one or more of the investment portfolios available for investment by the subaccounts you have selected with another portfolio. These new investment portfolios may have higher fees and charges than the ones they replaced. We may also add or delete one or more subaccounts or investment portfolios. We will not do this without the prior approval of the Securities and Exchange Commission and we will notify you of our intent, if we decide to take such action. For a more complete discussion of our right to add, delete or substitute investments under the Contract, see the SAI.

SECTION 5:  CHARGES AND DEDUCTIONS

There are several charges and other expenses associated with the Contract that will reduce the return on your investment in the Contract. We may realize a profit or loss on one or more of these charges. We may use any such profits for any corporate purpose, including, among other things, the payment of sales expenses. These charges and expenses are:

INSURANCE CHARGES: Each business day, we make a deduction from the assets in the subaccounts for certain risks and costs we incur for providing the Contract. We do this as part of the calculation of the value of Accumulation Units and Annuity Units. The insurance charge has two parts: (1) the mortality and expense risk charge; and (2) the administration charge.

        Mortality and Expense Risk Charge: This charge is for all of the insurance benefits included under the Contract such as the guaranteed minimum interest rate used to calculate Fixed Annuity Income Payments, the guarantee that annuity income payments will continue for the life of the Annuitant, the guaranteed death benefits and for the risk that the current charges will be insufficient to cover the cost of administering the Contract in the future. Currently, the Mortality and Expense Risk Charge is equal, on an annual basis, to 1.25% of the average daily net assets of the Contract invested in the investment portfolios. We may change this charge in the future but it will never be greater than 1.25%.

        Administration Charge: This charge, together with the Annual Contract Fee (see below) is intended to cover all the expenses associated with administering the Contract. These costs include printing the Contract, preparing and distributing confirmation statements and annual reports to Contract Owners, maintaining Contract records, personnel costs, legal and accounting fees, filing fees, computer and systems costs and general overhead. Currently, the Administration Charge is equal, on an annual basis, to 0.15% of the average daily net assets of the Contract invested in the investment portfolios. We may change this charge in the future but it will never be greater than 0.15%.

ANNUAL CONTRACT FEE: On the last business day of each Contract Year during the Accumulation Phase, we deduct $30 from your Contract as an Annual Contract Fee to reimburse us for administering the Contract. The fee will be charged by reducing the value in each subaccount and/or the Fixed Account on a pro-rata basis. This charge cannot be increased.

We do not deduct this fee if, when the deduction is to be made, the value of your Contract is $25,000 or more. In addition, we do not deduct this fee if you have paid $2,500 in additional purchase payments ($2,000 for Qualified Contracts), exclusive of the initial purchase payment, during the Contract Year. If you surrender your Contract, the Annual Contract Fee for that Contract Year will be deducted from the amount you receive, unless it is waived, as noted above.

SURRENDER CHARGES: Each Contract Year during the Accumulation Phase, you may withdraw all of your earnings and up to 10% of your total purchase payments remaining under the Contract without paying any Surrender Charge. Otherwise, the charge is a percentage of the purchase payment(s) withdrawn, based on the number of years since the date the purchase payment(s) was paid. This right of "free withdrawal" does not accumulate from year to year. In other words, any portion of the 10% not taken in one Contract Year is not added to the 10% that can be taken during the next Contract Year.

Surrender Charges range from a maximum of 7%, declining 1% each year since the purchase payment was added to the Contract until the sixth year, when it becomes 0%. A table of Surrender Charges is shown below.

  Number of Years Since                      Charge as a Percentage
Date of Purchase Payment                 of Purchase Payment Withdrawn
------------------------                 -----------------------------
         0-1                                         7%
         1-2                                         6%
         2-3                                         5%
         3-4                                         4%
         4-5                                         3%
         5+                                          0%

We do not assess Surrender Charges on earnings withdrawn, death benefit payments or Annuity Income Payments paid as a life annuity or a life annuity with a period certain of at least five years. For purposes of determining the Surrender Charge, we treat withdrawals as coming first from earnings and then from the oldest purchase payment, then the next oldest and so forth. When a withdrawal is made, you will receive the amount withdrawn less any Surrender Charge.

We will not impose any Surrender Charge if, prior to your 80th birthday, you surrender, or make a withdrawal from, your Contract after you are confined to a hospital, nursing home or other long term care facility on the recommendation of a physician or are diagnosed with a terminal illness (terminal condition in PA). In order to qualify for the waiver if confined, your withdrawal or surrender request must be received by us no later than 91 days after the last day of your confinement.

SURRENDER PROCESSING FEE: In addition to the Surrender Charge, we reserve the right to assess a processing charge equal to the lesser of $25 or 2% of the amount withdrawn for each withdrawal in excess of 12 in any Contract Year (not in CT). This fee is deducted pro rata from the Fixed Account and each subaccount from which a withdrawal is made. We are not currently imposing this fee.

PREMIUM TAXES: Some states and other governmental entities (i.e. cities and municipalities) charge premium or other taxes ranging up to 3.5%, on contracts issued by insurance companies. We are responsible for paying these taxes and will make a deduction from the Contract Value for them. Some of these taxes are due when the Contract is issued and others are due when annuity income payments begin. Unless we are required to pay taxes at some other time, it is our practice to deduct for these taxes at the time annuity income payments begin or when the Contract is surrendered.

TRANSFER PROCESSING FEE: We reserve the right to charge $25 for each transfer in excess of 12 in any Contract Year. This charge is at cost with no profit to us. Currently, we are not charging this fee until the 19th transfer in a Contract Year. For the purposes of determining the number, each transfer from the Fixed Account and/or any subaccount in a Contract Year is considered to be one transfer, regardless of how allocated. Although a transfer processing fee is not charged for Dollar Cost Averaging, Dollar Cost Averaging transactions are counted in determining the number of transfers made during a Contract Year. If a transfer is made from the Fixed Account and/or one or more subaccounts at the same time, each losing subaccount and the Fixed Account would be charged a separate transfer processing fee.

INVESTMENT PORTFOLIO EXPENSES: Each investment portfolio incurs certain expenses, including investment advisory fees, which are paid out of its assets and are described in its prospectus.

SECTION 6:  TAXES

NOTE: The following is provided as general information. It is based on our understanding of current federal income tax laws and no representation is made as to the likelihood of the continuation of such laws or their interpretation by the Internal Revenue Service ("IRS"). It is not intended as tax advice to any individual. You should consult your own tax adviser with any questions regarding your own situation.

ANNUITY CONTRACTS IN GENERAL: Annuity contracts are a means of setting aside money for future needs, such as retirement. Congress recognized how important long-term saving was and provided special rules in the Internal Revenue Code (the "Code") for annuities.

Simply stated, these rules provide that generally you will not be taxed on the earnings on money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract - qualified or non-qualified. (See the following sections.)

You, as the Owner, will generally not be taxed on increases in the value of your Contract unless a distribution occurs prior to the Annuity Income Date - either as a withdrawal or at surrender. The Annuitant (including you, if you are also the Annuitant), will be taxed at the time annuity income payments are paid. When you make a withdrawal, you are taxed on the amount of the withdrawal that comes from earnings. For annuity income payments different rules apply.

A portion of each annuity income payment is treated as a return of purchase payments and that portion will not be taxed. The remaining portion of the annuity income payment will be treated as ordinary income. How the annuity income payment is divided between taxable and non-taxable portions depends on the period over which the annuity income payments are expected to be made. Annuity income payments received after you have received all of your purchase payments are fully includible in income.

When a Non-Qualified Contract is owned by a non-natural person (i.e. a corporation or certain other entities other than tax-qualified trusts), the Contract will generally not be treated as an annuity for tax purposes, although there are certain exceptions to this rule. Non-natural persons considering the purchase of a Non-Qualified Contract should consult a tax adviser.

QUALIFIED AND NON-QUALIFIED CONTRACTS: If you purchase the Contract on an individual basis and not under any pension plan or as an individual retirement annuity, your Contract is referred to as a Non-Qualified Contract.

If you purchase the Contract as an individual retirement annuity (IRA) or as a Roth IRA, your Contract is referred to as a Qualified Contract. Under a traditional IRA, contributions to the Contract may be deductible. Contributions made under a Roth IRA are not deductible but distributions may be tax-free if you meet certain rules. You should consult your legal adviser or tax counsel if you are considering buying the contract for use with any retirement plan.

WITHDRAWALS - NON-QUALIFIED CONTRACTS: If you make a withdrawal from your Contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible as income.

The Code also provides that under certain conditions, any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. There is no penalty on any amounts: (1) paid to you on or after you reach age 59 1/2; (2) paid after you die; (3) paid if you become totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made at least annually under a lifetime annuity;
(5) paid under an immediate annuity; or (6) which came from purchase payments made prior to August 14, 1982.

WITHDRAWALS - QUALIFIED CONTRACTS: The above information describing the taxation of Non-Qualified Contracts does not apply to Qualified Contracts. There are special rules which govern Qualified Contracts. Generally, these rules restrict both: (1) the amount that you are allowed to contribute to the Contract during any year; and (2) the time when you can take withdrawals or surrenders, and receive payments under the Contract. In addition, the 10% penalty tax may be assessed on withdrawals you take prior to the date you reach age 59 1/2. You may also be required to begin receiving minimum amounts from your Contract by a certain date. The terms of the plan may limit your rights under the Contract. We have provided a more complete discussion in the SAI.

DIVERSIFICATION REQUIREMENTS: The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order for it to be treated as an annuity contract. We believe that the investment portfolios are being managed so as to comply with the requirements.

OWNER CONTROL: Neither the Code nor the Treasury Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not us, would be considered the owner of the shares of the investment portfolios. If this occurs, it would result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent Owners are permitted to select investment portfolios, to make transfers among investment portfolios or the number and type of investment portfolios Owners may select from.

If additional guidance is issued in this area, it is possible that you, as the Owner of the Contract, could be treated as the owner of the investment portfolios, which could significantly change your tax obligations.

Due to the uncertainty in this area, we reserve the right to modify the Contract as necessary to attempt to maintain favorable tax treatment.

TAXATION OF DEATH BENEFIT PROCEEDS: The death benefit is taxable as the income of the recipient as follows: (i) if distributed in a lump sum, the death benefit is taxed in the same way as a surrender of the Contract; or (ii) if distributed under an annuity income payment option, it is taxed in the same way as annuity income payments.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT: If you transfer or assign your ownership of the Contract, change the Annuitant, select certain Annuity Income Dates, or exchange the Contract, it may result in certain tax consequences to you that are not discussed in this prospectus. You should consult a tax adviser if you wish to transfer, assign or exchange the Contract.

WITHHOLDING: Unless directed otherwise, we are required to withhold an amount for federal income tax from any money we distribute from the Contract. Recipients can generally elect, however, not to have tax withheld from distributions. Certain amounts we pay out from some Qualified Contracts are subject to mandatory tax withholding.

MULTIPLE CONTRACTS: All annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in that Owner's income when a taxable distribution occurs.

SECTION 7:  ACCESS TO YOUR MONEY

You can obtain the money you have in your Contract: (1) by withdrawing a portion of it or surrendering your Contract in full prior to the Annuity Income Date; or
(2) by electing to start receiving annuity income payments. In addition, your Beneficiary can receive the money in your Contract as a death benefit if you die prior to the Annuity Income Date. If you surrender your Contract before the Annuity Income Date, you will receive the Contract Value on the day the surrender is completed, less any applicable Surrender Charges, premium taxes and the Annual Contract Fee (See "Section 5: Charges and Deductions").

If you withdraw only some of the money in your Contract, you must tell us if money is to be taken from the Fixed Account and/or one or more subaccounts. Under most circumstances, the amount of any withdrawal must be at least $500. You will receive the amount you requested, less any applicable Surrender Charges, taxes and fees. We will withdraw the amount requested at the end of the business day on which we receive your request. After a withdrawal, if your total Contract Value is less than $2,000, we may pay the remaining value to you and terminate the Contract. (Only if no purchase payments have been paid during the prior two years and total purchase payments minus withdrawals equal less than $2,000 in TX.)

Income taxes, tax penalties and certain restrictions may apply to any surrender or withdrawal. We have the right to defer payments from the Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM: You may elect to receive periodic withdrawals of a specified dollar amount or a specified whole percent of the Contact's Value under our systematic withdrawal plan. Withdrawals may be made on a monthly, quarterly, semi-annual or annual basis. Each withdrawal from the Fixed Account and/or any subaccount under the systematic withdrawal program must be at least $50. If you don't elect this option when you first apply for the Contract, payments under the systematic withdrawal program will not begin until on or after the first contract anniversary. Withdrawals under the systematic withdrawal plan may be subject to a Surrender Charge. (See "Surrender Charges").

Participation in the systematic withdrawal plan will automatically end if the value in the Fixed Account or the subaccount(s) from which withdrawals are being made becomes zero. You may stop systematic withdrawals at any time. We reserve the right to discontinue offering the systematic withdrawal plan at any time. Systematic withdrawals may have adverse federal income tax consequences and you should, therefore, consult with your tax adviser before electing this option.

SECTION 8:  PERFORMANCE

From time to time, we may advertise yields, effective yields and total returns of the various investment portfolios and/or subaccounts. Standard Total Return figures for the subaccounts will reflect the deduction of all charges under the Contract, including the insurance charges, the Annual Contract Fee and Surrender Charges. These figures are based on historical returns of the subaccounts since their inception and do not indicate or project future performance. Advertisements may also include yields, effective yields and total returns that do not reflect the deduction of the Annual Contract Fees and Surrender Charges. The deduction of Annual Contract Fees and Surrender Charges would reduce the performance results.

In addition, we may present historic performance data for the investment portfolios since their inception reduced by portfolio expenses and some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the date the portfolio(s) were first available under the Contract but is designed to show the performance that would have resulted if the investment portfolios and/or the Contract had been available during that time.

We may also advertise investment portfolio and/or subaccount performance relative to certain performance rankings and indices compiled by independent organizations and/or report other information including the effect of tax-deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from underlying investment portfolios are reinvested and can lead to substantial long-term accumulation of assets, provided that the portfolio's investment experience is positive. More detailed information as to the calculation of performance appears in the SAI.

For more information on the performance of investment portfolios under the Contract, see their prospectuses.

SECTION 9:  DEATH BENEFITS

UPON YOUR DEATH: If you die before annuity income payments begin, we will pay a death benefit to your Beneficiary (see below). If there is a Joint Owner, the death benefit will be paid when the first owner dies and the surviving Joint Owner will be treated as the Beneficiary. The amount of the death benefit depends on how old you (or the Joint Owner) are on the date of death.

If you (or the Joint Owner) die prior to age 75, the death benefit will be the greater of:

        1. the value of your Contract on the date we receive adequate proof of death;
        2. the value of the Contract on the most recent 5th Contract anniversary immediately preceding the date of death, plus any subsequent purchase payments less any withdrawals since that anniversary date; or
        3. the total of all purchase payments received less any purchase payment withdrawals since the date the Contract was issued.

If you (or your Joint Owner) die on or after the date you (or the Joint Owner) reach age 75, the death benefit will be the greater of:

        1. the value of your Contract on the date we receive adequate proof of death;
        2. the death benefit as of your (or the Joint Owner's) 75th birthday, less the dollar amount of any subsequent withdrawals; or
        3. the total of all purchase payments received less any purchase payment withdrawals since the date this Contract was issued.

You may specify the manner in which the death benefit is to be paid. If you do not, the Beneficiary has this right. In either case, the entire death benefit must be paid within 5 years after the date of death, unless: (1) it is paid over the Beneficiary's lifetime or a period not extending beyond the Beneficiary's life expectancy; and (2) payments begin within one year of the date of death. However, if the Beneficiary is your spouse, he/she may continue the Contract as the Owner.

If the death benefit is paid immediately in one lump sum, the Contract will end on the date of payment. If not, the death benefit will become the new Contract Value and will be allocated to the various subaccounts and the Fixed Account in the same proportion as existed on the date we receive adequate proof of death.

DEATH OF THE ANNUITANT: If the Annuitant dies before annuity income payments start, you can name a new Annuitant. If no new Annuitant is named within 30 days, you will become the Annuitant. If you are the Annuitant, we will pay the Beneficiary the death benefit as described above. However, if the Owner (you) is a non-natural person, then the death of, or change in, the Annuitant will be treated as the death of the Owner and the "Upon Your Death" provisions stated above will apply.

If the Annuitant dies after annuity income payments start, payments will be made as described in "Section 2: Annuity Payments (The Income Phase)."

SECTION 10:  OTHER INFORMATION

CITICORP LIFE INSURANCE COMPANY: Citicorp Life Insurance Company (formerly Family Guardian Life Insurance Company) is a stock life insurance company organized under Arizona laws in 1971. We are a wholly owned subsidiary of Citibank Delaware which is a wholly owned subsidiary of Citicorp Holdings Inc., which in turn, is a wholly owned subsidiary of Citigroup, one of the world's largest bank holding companies.

We, and our former parent corporation, Citicorp Mortgage, Inc., a Delaware holding company, were both acquired by Citicorp in 1973. During 1990, the ownership of Citicorp Life was transferred to Citibank Delaware.

THE SEPARATE ACCOUNT: On July 6, 1994 we established a Separate Account under Arizona law, the Citicorp Life Variable Annuity Separate Account, to receive, hold and invest purchase payments made under these, and similar contracts. It has been registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Separate Account is divided into a number of subaccounts, each of which invests exclusively in the shares of a corresponding investment portfolio. Although the assets in the Separate Account are our property, the Separate Account is not chargeable with liabilities arising out of any other business that we may conduct. The assets of the Separate Account are available to cover our general liabilities only to the extent that those assets exceed the liabilities arising under the Contracts and any other contracts supported by the Separate Account. The income, gains and losses, realized and unrealized, from the assets allocated to each subaccount are credited to and charged against that subaccount without regard to income, gains and losses from any other of our accounts or subaccounts. We have the right to transfer to the General Account any assets of the Separate Account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are our general corporate obligations.

DISTRIBUTION: Applications for Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell our variable annuity contracts and who are also registered representatives of broker-dealers registered with the SEC under the Securities Exchange Act of 1934 and having written sales agreements with the principal underwriter to sell the Contract.

CFBDS, Inc. acts as the principal underwriter, as defined in the 1940 Act, of the Contracts for the Separate Account pursuant to an Underwriting Agreement with us. CFBDS is not obligated to sell any specific number of Contracts. CFBDS, Inc.'s principal business address is 21 Milk St., Boston, Massachusetts.

We may pay sales commissions to broker-dealers up to an amount equal to 7.00% of the purchase payments. These broker-dealers are expected to compensate sales representatives in varying amounts from these commissions. We also may pay other distribution expenses such as production incentive bonuses, agent's insurance and pension benefits, and agency expense allowances. These distribution expenses do not result in any additional charges under the Contracts that are not described under "Charges and Deductions."

OWNERSHIP: You are the Owner of the Contract. You are also the Annuitant unless a different Annuitant is named. Any Joint Owner must be your spouse unless state law requires us to permit other Joint Owners or we otherwise agree. Before the Annuity Income Date you have all the rights under the Contract, subject to the rights of any irrevocable beneficiary or assignee of record. If Joint Owners are named, both must consent to any change.

BENEFICIARY: The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named by you and can be changed at any time prior to the Annuity Income Date. If you have named an irrevocable beneficiary, their approval must be obtained before you change Beneficiaries. If you name two or more Beneficiaries, each Beneficiary will receive an equal share of any Death Benefit unless you specify otherwise in writing. If a named Beneficiary dies before you, the interest of that Beneficiary will end on his or her death. If no Beneficiary is named or no Beneficiary survives you, any Death Benefit will be paid to your estate.

SUSPENSION OF PAYMENTS OR TRANSFERS: We may be required to suspend or postpone surrender or withdrawal payments and transfers if:

        1. the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or
        2. the SEC permits by an order such postponement for the protection of Contract Owners; or
        3. the SEC determines that an emergency exists that would make the disposal of securities held in a subaccount or the determination of the value of the subaccount's net assets not reasonably practicable.

If a recent check or draft has been submitted, we have the right to delay payment until we have assured ourselves that the check or draft has been honored.

Any surrender, withdrawal or death benefit will usually be paid within 7 days after we receive proper notice. We have the right to defer payment of any surrender, withdrawal or transfer from the Fixed Account for up to six months from the date of receipt of written notice for such a surrender, withdrawal or transfer. If payment is not made within 10 days after receipt of all necessary documentation from you, any amount paid will include interest at the minimum rate required by law or the current Fixed Account interest rate, if greater.

MODIFICATIONS:  We may modify the Contract if necessary:

        1. for the Contract or the Separate Account to comply with the laws or regulations of a governmental agency; or
        2. to reflect a change in the operation of the Separate Account or a subaccount; or
        3. to add, delete or modify an account, a subaccount or an investment portfolio.

If such modifications are made, we will notify you, or the Annuitant, and endorse the Contract if appropriate.

LEGAL PROCEEDINGS: There are no material legal proceedings to which the Separate Account, or CFBDS, Inc. as principal underwriter, is a party or the assets of the Separate Account are subject. We are not involved in any litigation that is of material importance in relation to the total assets of, or that relates to, the Separate Account.

FINANCIAL STATEMENTS: Our audited Statutory Financial Statements as of December 31, 1999 and 1998 and for the years ended December 31, 1999, 1998 and 1997 as well as the Independent Auditors' Report appear in the Statement of Additional Information bearing the same date as this Prospectus. Our Financial Statements should only be considered when evaluating our ability to meet our obligations under the Contract. The SAI also contains financial statements for the Separate Account as of December 31, 1999.

INQUIRES: If you need more information, please contact us at: Citicorp Life Insurance Company, 800 Silver Lake Boulevard, P.O. Box 7031, Dover, DE 19903. You may call us toll free at 800-497-4857.

STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

ADDITIONAL CONTRACT PROVISIONS                                           4
            The Contract                                                 4
            Incontestability                                             4
            Misstatement of Age or Sex                                   4
            Participation                                                4
            Assignment                                                   4
DISTRIBUTION OF THE CONTRACTS                                            4
DETERMINING ACCUMULATION UNIT VALUES                                     4
ADDING, DELETING OR SUBSTITUTING
            INVESTMENT PORTFOLIOS                                        5
VOTING RIGHTS                                                            5
CALCULATION OF YIELDS AND TOTAL RETURNS                                  6
            Money Market Subaccount Yields                               6
            Other Subaccount Yields                                      8
            Average Annual Total Returns                                 9
            Subaccount Performance Data                                 11
            Adjusted Historic Portfolio Performance Data                16
            Effect of the Annual Contract Fee on Performance Data       21
VARIABLE ANNUITY PAYMENTS                                               21
            Assumed Investment Rate                                     21
            Amount of Variable Annuity Payments                         21
            Annuity Unit Value                                          22
TAX STATUS                                                              23
            Introduction                                                23
            Taxation of the Company                                     23
            Tax Status of the Contract                                  23
            Taxation of Annuities                                       25
            Qualified Contracts                                         26
            Withholding                                                 27
            Possible Changes in Taxation                                28
            Other Tax Consequences                                      28
LEGAL MATTERS                                                           28
EXPERTS                                                                 28
OTHER INFORMATION                                                       28
FINANCIAL STATEMENTS                                                    29

If you would like a free copy of the Statement of Additional Information for this prospectus, please complete the following and mail it to Citicorp Life Insurance Company, 800 Silver Lake Boulevard, P.O. Box 7031, Dover, Delaware 19903.

Please send a copy of the Statement of Additional Information pertaining to the Citicorp Life Insurance Company Variable Annuity and the Citicorp Life Variable Annuity Separate Account to: (Please Print or Type)

   Name:
        ------------------------------------------

   Mailing Address:
                   -------------------------------

                   -------------------------------

                    APPENDIX: CONDENSED FINANCIAL INFORMATION

The following shows Accumulation Unit Values and number of Accumulation Units for the period from the commencement of the Subaccounts (2/99) through December 31, 1999 for each of the subaccounts. This condensed financial information is derived from the financial statements of the Separate Account and should be read in conjunction with the financial statements, related notes and other financial information contained in the SAI.

--------------------------------------------------------------- -------------------------------------
                                                                         From Commencement
                          Subaccount                                     of Subaccounts to
                                                                              12/31/99
--------------------------------------------------------------- -------------------------------------
CitiSelect VIP Folio 200 Conservative
   Unit Value Beginning of Period
   Unit Value End of Period                                                    $1.13
   Number of Accumulation Units Outstanding                                   48,240
--------------------------------------------------------------- -------------------------------------
CitiSelect VIP Folio 300 Blanaced
   Unit Value Beginning of Period
   Unit Value End of Period                                                    $1.18
   Number of Accumulation Units Outstanding                                   27,441
--------------------------------------------------------------- -------------------------------------
CitiSelect VIP Folio 400 Growth
   Unit Value Beginning of Period
   Unit Value End of Period                                                    $1.10
   Number of Accumulation Units Outstanding                                       --
--------------------------------------------------------------- -------------------------------------
CitiSelect VIP Folio 500 Growth Plus
   Unit Value Beginning of Period
   Unit Value End of Period                                                    $1.11
   Number of Accumulation Units Outstanding                                       --
--------------------------------------------------------------- -------------------------------------
CitiFunds Small Cap Growth VIP Portfolio
   Unit Value Beginning of Period
   Unit Value End of Period                                                    $1.42
   Number of Accumulation Units Outstanding                                    8,530
--------------------------------------------------------------- -------------------------------------
Fidelity VIP Growth Portfolio
   Unit Value Beginning of Period
   Unit Value End of Period                                                    $3.35
   Number of Accumulation Units Outstanding                                  924,895
--------------------------------------------------------------- -------------------------------------
Fidelity VIP High Income Portfolio
   Unit Value Beginning of Period
   Unit Value End of Period                                                    $1.15
   Number of Accumulation Units Outstanding                                  591,859
--------------------------------------------------------------- -------------------------------------
Fidelity Equity-Income Portfolio
   Unit Value Beginning of Period
   Unit Value End of Period                                                    $1.40
   Number of Accumulation Units Outstanding                                  874,546
--------------------------------------------------------------- -------------------------------------
Fidelity VIP Overseas Portfolio
   Unit Value Beginning of Period
   Unit Value End of Period                                                    $1.69
   Number of Accumulation Units Outstanding                                  186,197
--------------------------------------------------------------- -------------------------------------
Fidelity VIP II Contrafund Portfolio
   Unit Value Beginning of Period
   Unit Value End of Period                                                    $1.89
   Number of Accumulation Units Outstanding                                1,205,814
--------------------------------------------------------------- -------------------------------------
Fidelity VIP II Index 500 Portfolio
   Unit Value Beginning of Period
   Unit Value End of Period                                                    $1.85
   Number of Accumulation Units Outstanding                                1,338,323
--------------------------------------------------------------- -------------------------------------
AIM V.I. Capital Appreciation Fund
   Unit Value Beginning of Period
   Unit Value End of Period                                                    $2.79
   Number of Accumulation Units Outstanding                                  166,252
--------------------------------------------------------------- -------------------------------------
AIM V.I. Government Securities Fund
   Unit Value Beginning of Period
   Unit Value End of Period                                                    $1.10
   Number of Accumulation Units Outstanding                                  663,825
--------------------------------------------------------------- -------------------------------------

--------------------------------------------------------------- -------------------------------------
                                                                         From Commencement
                          Subaccount                                     of Subaccounts to
                                                                              12/31/99
--------------------------------------------------------------- -------------------------------------
AIM V.I. Growth Fund
   Unit Value Beginning of Period
   Unit Value End of Period                                                    $2.13
   Number of Accumulation Units Outstanding                                  181,807
--------------------------------------------------------------- -------------------------------------
AIM V.I. Growth and Income Fund
   Unit Value Beginning of Period
   Unit Value End of Period                                                    $1.97
   Number of Accumulation Units Outstanding                                  492,938
--------------------------------------------------------------- -------------------------------------
AIM V.I. International Equity Fund
   Unit Value Beginning of Period
   Unit Value End of Period                                                    $1.82
   Number of Accumulation Units Outstanding                                  405,344
--------------------------------------------------------------- -------------------------------------
AIM V.I. Value Fund
   Unit Value Beginning of Period
   Unit Value End of Period                                                    $1.98
   Number of Accumulation Units Outstanding                                1,218,630
--------------------------------------------------------------- -------------------------------------
MFS Global Governments Series
   Unit Value Beginning of Period
   Unit Value End of Period                                                    $1.23
   Number of Accumulation Units Outstanding                                   43,862
--------------------------------------------------------------- -------------------------------------
MFS Money Market Series
   Unit Value Beginning of Period
   Unit Value End of Period                                                    $1.17
   Number of Accumulation Units Outstanding                                  209.272
--------------------------------------------------------------- -------------------------------------
MFS Bond Series
   Unit Value Beginning of Period
   Unit Value End of Period                                                    $1.11
   Number of Accumulation Units Outstanding                                  499,789
--------------------------------------------------------------- -------------------------------------
MFS Total Return Series
   Unit Value Beginning of Period
   Unit Value End of Period                                                    $1.32
   Number of Accumulation Units Outstanding                                  609,971
--------------------------------------------------------------- -------------------------------------
MFS Research Series
   Unit Value Beginning of Period
   Unit Value End of Period                                                    $1.71
   Number of Accumulation Units Outstanding                                  458,863
--------------------------------------------------------------- -------------------------------------
MFS Emerging Growth Series
   Unit Value Beginning of Period
   Unit Value End of Period                                                    $2,68
   Number of Accumulation Units Outstanding                                  569,055
--------------------------------------------------------------- -------------------------------------

                                     PART B

          Information Required in a Statement of Additional Information

------------------------------------------------------------------------------

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                         CITICORP LIFE INSURANCE COMPANY
                            800 Silver Lake Boulevard
                                  P.O. Box 7031
                                 Dover, DE 19903
                                 (800) 497-4857

                             CITICORP LIFE VARIABLE
                            ANNUITY SEPARATE ACCOUNT

                           INDIVIDUAL FLEXIBLE PREMIUM
                       DEFERRED VARIABLE ANNUITY CONTRACT

                                   MAY 1, 2000
------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                         CITICORP LIFE INSURANCE COMPANY
                            800 Silver Lake Boulevard
                                  P.O. Box 7031
                                 Dover, DE 19903
                                 (800) 497-4857

                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

       This Statement of Additional Information contains information in addition to the information described in the Prospectus for the flexible premium deferred variable annuity contract (the "Contract") offered by Citicorp Life Insurance Company ("we", "our" and "us"). This Statement of Additional Information is not a prospectus, and it should be read only in conjunction with the prospectuses for the Contract and the investment portfolios. The Prospectus for the Contract is dated the same as this Statement of Additional Information. You may obtain a copy of the prospectuses by writing or calling us at our address or phone number shown above.

                                   MAY 1, 2000



                                             STATEMENT OF ADDITIONAL INFORMATION
                                                     TABLE OF CONTENTS

                                                                                                                         PAGE
                                                                                                                         ----
ADDITIONAL CONTRACT PROVISIONS..............................................................................................3
            The Contract....................................................................................................3
            Incontestability................................................................................................3
            Misstatement of Age or Sex......................................................................................3
            Participation...................................................................................................3
            Assignment......................................................................................................3

DISTRIBUTION OF THE CONTRACTS...............................................................................................3

DETERMINING ACCUMULATION UNIT VALUES........................................................................................3

ADDING, DELETING OR SUBSTITUTING INVESTMENT PORTFOLIOS......................................................................4

VOTING RIGHTS...............................................................................................................4

CALCULATION OF YIELDS AND TOTAL RETURNS.....................................................................................5
            Money Market Subaccount Yields..................................................................................6
            Other Subaccount Yields.........................................................................................7
            Average Annual Total Returns....................................................................................8
            Subaccount Performance Data....................................................................................10
            Adjusted Historic Portfolio Performance Data...................................................................15
            Effect of the Annual Contract Fee on Performance Data..........................................................20

VARIABLE ANNUITY PAYMENTS..................................................................................................20
            Assumed Investment Rate........................................................................................20
            Amount of Variable Annuity Payments............................................................................20
            Annuity Unit Value.............................................................................................21

TAX STATUS.................................................................................................................22
            Introduction...................................................................................................22
            Taxation of the Company........................................................................................22
            Tax Status of the Contract.....................................................................................22
            Taxation of Annuities..........................................................................................24
            Qualified Contracts............................................................................................25
            Withholding....................................................................................................27
            Possible Changes in Taxation...................................................................................27
            Other Tax Consequences.........................................................................................27

LEGAL MATTERS..............................................................................................................27

EXPERTS....................................................................................................................27

OTHER INFORMATION..........................................................................................................28

FINANCIAL STATEMENTS.......................................................................................................28


                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

       The application, endorsements and all other attached papers are part of the Contract. The statements made in the application are deemed representations and not warranties. We will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

INCONTESTABILITY

       We will not contest the Contract.

MISSTATEMENT OF AGE OR SEX

       If the age or sex (if applicable) of the payee has been misstated, the amount which will be paid is that which the proceeds would have purchased at the correct age and sex (if applicable).

PARTICIPATION

       The Contract does not participate in our divisible surplus.

ASSIGNMENT

       Upon written notice to us, you may assign your rights under this Contract. We assume no responsibility for the validity of any such assignment. Assignments will not apply to any payments or actions taken prior to the time it is recorded by us. Certain Qualified Contracts may not be assigned.

                          DISTRIBUTION OF THE CONTRACTS

       CFBDS, Inc. acts as the principal underwriter and distributor of the Contract, pursuant to an Underwriting Agreement with us. Applications for the Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell our variable annuity contracts and who are also licensed representatives of broker-dealers registered with the SEC under the Securities Exchange Act of 1934 and having written sales agreements with the principal underwriter to sell the Contract.

       CFBDS, Inc. is not affiliated with Citicorp Life Insurance Company or the Separate Account. For fiscal years 1999, 1998 and 1997, no underwriting commissions were paid to, or retained by, CFBDS, Inc.

                      DETERMINING ACCUMULATION UNIT VALUES

       The accumulation unit value for each subaccount on its first Valuation Period was set at $1.00. A Valuation Period is the period that starts at the close of regular trading on the New York Stock Exchange on any business day and ends at the close of regular trading on the next business day. We calculate the accumulation unit value for each subaccount at the end of each Valuation Period. We do this by multiplying the subaccount's accumulation unit value on the preceding business day by the net investment factor for the subaccount's Valuation Period just ended.

       The net investment factor for each subaccount for each Valuation Period is calculated by dividing (1) by (2) and subtracting (3) from the result, where:

         (1) Is the net asset value per share of the corresponding portfolio at the end of the Valuation Period, plus the per share amount of any declared and unpaid dividends or capital gains accruing to that portfolio plus (or minus) a per share credit (or charge) for any taxes resulting form the investment operations of the subaccount;

         (2) Is the portfolio's net asset value per share at the beginning of the Valuation Period; and

         (3) Is a factor representing the daily mortality and expense risk charge and the administration charge deducted from the subaccount.


             ADDING, DELETING OR SUBSTITUTING INVESTMENT PORTFOLIOS

       We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in or purchased by the Separate Account. If the shares of a portfolio are no longer available for investment, or if, in our judgment, further investments in any portfolio becomes inappropriate, we may redeem the shares of that portfolio and substitute shares of another portfolio. We will not substitute any shares attributable to a Contract's interest in a subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act and other applicable law.

       We also reserve the right to establish additional subaccounts of the Separate Account, each of which would invest in shares of a new corresponding portfolio having a specified investment objective. We may, in our sole discretion, establish new subaccounts or eliminate or combine one or more subaccounts if marketing needs, tax considerations or investment or other conditions warrant. Any new subaccounts may be made available to existing Contract Owners on a basis to be determined by us. Subject to obtaining any approvals or consents required by applicable law, the assets of one or more subaccounts may be transferred to any other subaccount if, in our sole discretion, marketing, tax, investment or other conditions warrant.

       In the event of any such substitution or change, we may (by appropriate endorsements, if necessary) change the Contract to reflect the substitution or change. If we consider it to be in the best interest of Owners or annuitants, and subject to any approvals that may be required under applicable law, the Separate Account may be operated as a management investment company under the 1940 Act; it may be deregistered under that Act if registration is no longer required; it may be combined with other separate accounts, or its assets may be transferred to another separate account. In addition, we may, when permitted by law, restrict or eliminate any voting privileges of Owners or other persons who have such privileges under the Contracts.

                                  VOTING RIGHTS

            In accordance with our view of current applicable law, we will vote portfolio shares held in the Separate Account at regular and special shareholder meetings of the portfolios in accordance with instructions received from persons having voting interests in the corresponding subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation of the Act should change, or we otherwise determine that we are allowed to vote the shares in our own right, we may elect to do so.

       The number of votes that an Owner or Annuitant has the right to instruct us will be calculated separately for each subaccount of the Separate Account, and may include fractional votes. Prior to the Annuity Income Date, an Owner holds a voting interest in each subaccount to which Contract Value is allocated. After the Annuity Income Date, the Annuitant has a voting interest in each subaccount from which variable annuity payments are made.

       For each Owner, the number of votes attributable to a subaccount will be determined by dividing the Contract Value attributable to that Owner's Contract in that subaccount by the net asset value per share of the portfolio in which that subaccount invests. For each Annuitant, the number of votes attributable to a subaccount will be determined by dividing the liability for future variable annuity payments to be paid from the subaccount by the net asset value per share of the portfolio in which that subaccount invests. This liability for future payments is calculated on the basis of the mortality assumptions, the 3.0% assumed investment rate used in determining the number of annuity units of that subaccount credited to the Annuitant's Contract and annuity unit value of that subaccount on the date that the number of votes is determined. As variable annuity payments are made to the Annuitant, the liability for future payments decreases as does the number of votes.

       The number of votes available to an Owner or Annuitant will be determined as of the same or coincident date established by the portfolio for determining shareholders eligible to vote at the shareholders' meeting. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established for the portfolio. Each Owner or Annuitant having a voting interest in a subaccount will receive proxy materials and reports relating to any meeting of shareholders of the portfolio in which that subaccount invests.

       Portfolio shares as to which no timely instructions are received and shares held by us in a subaccount as to which no Owner or Annuitant has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that subaccount. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes eligible to be cast on a matter.

                     CALCULATION OF YIELDS AND TOTAL RETURNS

       From time to time, we may disclose yields, total returns, and other performance data pertaining to the Contracts for a subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC. Because of the fees and charges assessed under the Contract, the yield for each subaccount will be lower than the yield for the investment portfolio supporting that subaccount. The calculation of yields, total returns and other performance data do not reflect the effect of any premium tax that may be applicable. Most states and political subdivisions do not assess premium taxes; however, where state premium taxes are assessed, we will deduct the amount of the tax due from each payment at rates ranging from a minimum of 0.5% to a maximum of 3.5% of such payment at the time annuity payments begin. Premium taxes levied by political subdivisions, generally at rates of less than 1.00%, will be deducted in the same manner.

MONEY MARKET SUBACCOUNT YIELDS

       From time to time, advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the MFS Money Market Series or on that portfolio's securities.

       This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, as well as income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of 1 unit of the Money Market Subaccount at the beginning of the period, dividing such net change in subaccount value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in subaccount value reflects: 1) net income from the portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the annual contract fee; 2) the mortality and expense risk charge; and
(3) the asset-based administration charge. For purposes of calculating current yields for a Contract, an average per unit contract fee is used based on the $30 annual contract fee deducted at the end of each Contract Year. Current Yield is calculated according to the following formula:

            CURRENT YIELD = ((NCS - ES)/UV) X (365/7)

Where:

            NCS   =        the net change in the value of the MFS Money Market
                           Series (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation, as well as income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

            ES    =        per unit expenses attributable to the hypothetical
                           account for the seven-day period.

            UV    =        the unit value for the first day of the seven-day
                           period.


       The seven-day Effective Yield is calculated by compounding the unannualized base period return according to the following formula:

            EFFECTIVE YIELD = (1 + ((NCS-ES)/UV)) 365/7 - 1

Where:

            NCS   =        the net change in the value of the MFS Money
                           Market Series (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation, as well as income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

            ES    =           per unit expenses attributable to the hypothetical
                              account for the seven-day period.

            UV    =           the unit value for the first day of the seven-day
                              period.

       Based on the method of calculation described above, the Current Yield and Effective Yield on amounts held in the MFS Money Market Subaccount for the seven-day period ending December 31, 1999 were:

                           Current Yield = 4.46%

                           Effective Yield = 4.55%

       The current and effective yields on amounts held in this subaccount normally fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the MFS Money Market Series, the types and quality of portfolio securities held by the MFS Money Market Series and the MFS Money Market Series' operating expenses. Yields on amounts held in the Money Market Subaccount may also be presented for periods other than a seven-day period.

       Yield calculations do not take into account the surrender charge under the Contract equal to a maximum of 7% of the amount of purchase payments withdrawn for certain withdrawals. During each Contract Year, up to 10% of all purchase payments, less any prior withdrawal of purchase payments, may be withdrawn without the imposition of a surrender charge.

OTHER SUBACCOUNT YIELDS

       From time to time, sales literature or advertisements may quote the current annualized yield of the Bond Subaccount for a Contract for 30-day or one-month periods. The annualized yield generated by the Bond Subaccount refers to income generated by the subaccount during a 30-day or one-month period and is assumed to be generated each 30-day or one month period over a 12-month period.

       The yield is computed by: 1) dividing the net investment income of the portfolio attributable to the subaccount units less subaccount expenses for the period; by 2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. Expenses attributable to the subaccount include the annual contract fee, the asset-based administration charge and the mortality and expense risk charge. The yield calculation assumes a contract fee of $30 per year per Contract deducted at the end of each Contract Year for Contracts with less than $25,000 of Contract Value. For purposes of calculating the 30-day or one-month yield, an average contract fee based on the average Contract Value in the Separate Account is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

       YIELD = 2 X (((NI - ES)/(U X UV)) + 1)(6) - 1)

Where:

            NI             =           net income of the portfolio for the
                                       30-day or one-month period attributable
                                       to the subaccount's units.

            ES             =           expenses of the subaccount for the 30-day
                                       or one-month period.

            U              =           the average number of units outstanding.

            UV             =           the unit value at the close (highest) of
                                       the last day in the 30-day or one-month
                                       period.

       Based on the method of calculation described above, for the thirty-day period ending December 31, 1999, the yield for the Bond Subaccount was:

                           Yield = -6.80%

       The yield on the amounts held in the Bond Subaccount normally fluctuates over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Bond Subaccount's actual yield is affected by the types and quality of securities held by the MFS Bond Series and that portfolio's operating expenses.

       Yield calculations do not take into account the surrender charge under the Contract equal to a maximum of 7% of the amount of purchase payments withdrawn for certain withdrawals. During each Contract Year, up to 10% of all purchase payments, less any prior withdrawal of purchase payments, may be withdrawn without the imposition of a surrender charge.

AVERAGE ANNUAL TOTAL RETURNS

       From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the subaccounts for various periods of time.

       When a subaccount has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed.

       Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

       Average annual total returns are calculated using subaccount unit values which we calculate on each Valuation Day based on the performance of the subaccount's underlying portfolio, the deductions for the mortality and expense risk charge, the deductions for the asset-based administration charge and the Annual Contract Fee. The calculation assumes that the contract fee is $30 per year per Contract deducted at the end of each Contract Year for Contracts with less than $25,000 of Contract Value. For purposes of calculating average annual total return, an average per-dollar per-day contract fee attributable to the hypothetical account for the period is used. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the surrender charge for any period less than five years since the date of the purchase payment being withdrawn. The total return is calculated according to the following formula:

            TR             =           ((ERV/P)1/N) - 1

Where:

            TR             =           the average annual total return net of
                                       subaccount recurring charges.

            ERV            =           the ending redeemable value (net of any
                                       applicable surrender charge) of the
                                       hypothetical account at the end of the
                                       period.

            P              =           a hypothetical initial payment of $1,000.

            N              =           the number of years in the period.

SUBACCOUNT PERFORMANCE DATA

       Based on the method of calculation described above, we show the Standardized Average Annual Total Returns for the Subaccounts for the periods ending December 31, 1999 below. Although the current subaccount charge structure did not exist during the periods shown, we have adjusted the returns of the Subaccounts shown below to reflect the current Subaccount charges imposed under the Contract.

--------------------------------------------------------------------------------------------------------------------------------
                              Subaccount Standardized Average Annual Total Return Table
--------------------------------------------------------------------------------------------------------------------------------
                                                                                    For the one-year        For the period
                                                                                         period             from inception
Subaccount (date of inception of subaccount)                                             ending                   to
                                                                                        12/31/99                12/31/99
--------------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect(R) VIP Folio 200 Conservative (2/03/97)                                        -6.17%                  -0.24%
   CitiSelect(R) VIP Folio 300 Balanced (2/03/97)                                            -3.03%                   0.01%
   CitiSelect(R) VIP Folio 400 Growth (2/03/97)                                               0.63%                   1.27%
   CitiSelect(R) VIP Folio 500 Growth Plus (2/03/97)                                          3.94%                   2.25%
   CitiFunds(SM) Small Cap Growth VIP Portfolio (2/03/97)                                      29.36%                   8.54%
A I M VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund (2/21/95)                                                       36.27%                   20.87%
   Government Securities Fund (2/03/97)                                                      -9.02%                   -1.32%
   Growth Fund (2/03/97)                                                                     27.03%                   25.52%
   Growth and Income Fund (2/03/97)                                                          26.05%                   22.02%
   International Equity Fund (2/03/97)                                                       46.56%                   18.62%
   Value Fund (2/03/97)                                                                      21.76%                   22.35%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Growth Portfolio (2/21/95)                                                                29.20%                   25.57%
   High Income Portfolio (2/03/97)                                                            0.32%                    0.27%
   Equity-Income Portfolio (2/03/97)                                                         -1.48%                    7.94%
   Overseas Portfolio (2/03/97)                                                              34.31%                   15.63%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund Portfolio (2/03/97)                                                            16.20%                   20.36%
   Index 500 Portfolio (2/03/97)                                                             12.51%                   19.43%
MFS VARIABLE INSURANCE TRUST
   Global Governments Series (2/21/95)                                                      -10.18%                   -0.34%
   Money Market Series (2/21/95)*                                                            -3.16%                    0.53%
   Bond Series (2/03/97)                                                                     -9.26%                   -1.10%
   Total Return Series (2/03/97)                                                             -4.68%                    5.31%
   Research Series (2/03/97)                                                                 16.00%                   16.01%
   Emerging Growth Series (2/03/97)                                                          67.92%                   36.36%
--------------------------------------------------------------------------------------------------------------------------------


*The yield quotations for the MFS Money Market Series quoted above more closely reflect the current earnings of this subaccount than the total return quotation.

       We may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

            CTR            =           (ERV/P) - 1

Where:

            CTR            =           The cumulative total return net of
                                       subaccount recurring charges for the
                                       period.

            ERV            =           The ending redeemable value of the
                                       hypothetical investment at the end of the period.

            P              =           A hypothetical single payment of $1,000.

       Based on the method of calculation described above, we show the Standardized Cumulative Total Returns for the Subaccounts for the periods ending December 31, 1999 below. Although the current subaccount charge structure did not exist during the periods shown, we have adjusted the returns of the Subaccounts shown below to reflect the current Subaccount charges imposed under the Contract.

------------------------------------------------------------------------------------------------------------------------------------
                                       Subaccount Standardized Cumulative Total Return Table
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the                For the
                                                                                             one-year             period from
Subaccount (date of inception of subaccount)                                                period ending         inception to
                                                                                             12/31/99              12/31/99
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect VIP Folio 200 Conservative (2/03/97)                                             -6.17%                 -0.70%
   CitiSelect VIP Folio 300 Balanced (2/03/97)                                                 -3.03%                  3.18%
   CitiSelect VIP Folio 400 Growth (2/03/97)                                                    0.63%                  3.72%
   CitiSelect VIP Folio 500 Growth Plus (2/03/97)                                               3.94%                  6.64%
   CitiFunds Small Cap Growth VIP Portfolio (2/03/97)                                          29.36%                 26.66%
A I M VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund (2/21/95)                                                         36.27%                151.25%
   Government Securities Fund (2/03/97)                                                        -9.02%                 -3.75%
   Growth Fund (2/03/97)                                                                       27.03%                 92.65%
   Growth and Income Fund (2/03/97)                                                            26.05%                 77.57%
   International Equity Fund (2/03/97)                                                         46.56%                 63.66%
   Value Fund (2/03/97)                                                                        21.76%                 78.96%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Growth Portfolio (2/21/95)                                                                  29.20%                202.44%
   High Income Portfolio (2/03/97)                                                              0.32%                  0.78%
   Equity-Income Portfolio (2/03/97)                                                           -1.48%                 24.67%
   Overseas Portfolio (2/03/97)                                                                34.31%                 52.03%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund Portfolio (2/03/97)                                                              16.20%                 70.68%
   Index 500 Portfolio (2/03/97)                                                               12.51%                 66.89%
MFS VARIABLE INSURANCE TRUST
   Global Governments Series (2/21/95)                                                        -10.18%                 -1.66%
   Money Market Series (2/21/95)*                                                              -3.16%                  2.58%
   Bond Series (2/03/97)                                                                       -9.26%                 -3.14%
   Total Return Series (2/03/97)                                                               -4.68%                 16.09%
   Research Series (2/03/97)                                                                   16.00%                 53.50%
   Emerging Growth Series (2/03/97)                                                            67.92%                144.65%
-----------------------------------------------------------------------------------------------------------------------------------

*The yield quotations for the MFS Money Market Series quoted above more closely reflect the current earnings of this subaccount than the total return quotation.

       From time to time, sales literature or advertisements may also quote average annual total returns and cumulative total returns that do not reflect the surrender charge or the Annual Contract Fee. These are calculated in exactly the same way as the average annual total returns and cumulative total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn or the payment of the Annual Contract Fee.

       Based on this non-standardized method of calculation, the Non-Standardized Average Annual Total Returns and the Non-Standardized Cumulative Total Returns for the Subaccounts for the period ending December 31, 1999 were:

-----------------------------------------------------------------------------------------------------------------------
                        Subaccount Non-Standardized Average Annual Total Return Table
-----------------------------------------------------------------------------------------------------------------------
                                                                           For the one-year      For the period from
                                                                                period                inception
Subaccount (date of inception of subaccount)                                    ending                   to
                                                                               12/31/99                12/31/99
-----------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect VIP Folio 200 Conservative (2/03/97)                                 0.15%                   4.27%
   CitiSelect VIP Folio 300 Balanced (2/03/97)                                     3.29%                   5.61%
   CitiSelect VIP Folio 400 Growth (2/03/97)                                       6.95%                   5.79%
   CitiSelect VIP Folio 500 Growth Plus (2/03/97)                                 10.26%                   6.77%
   CitiFunds Small Cap Growth VIP Portfolio (2/03/97)                             35.68%                  13.05%
A I M VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund (2/21/95)                                            42.59%                  23.59%
   Government Securities Fund (2/03/97)                                           -2.70%                   3.20%
   Growth Fund (2/03/97)                                                          33.34%                  30.03%
   Growth and Income Fund (2/03/97)                                               32.37%                  26.54%
   International Equity Fund (2/03/97)                                            52.88%                  23.14%
   Value Fund (2/03/97)                                                           28.08%                  26.87%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Growth Portfolio (2/21/95)                                                     35.51%                  28.29%
   High Income Portfolio (2/03/97)                                                 6.64%                   4.79%
   Equity-Income Portfolio (2/03/97)                                               4.84%                  12.46%
   Overseas Portfolio (2/03/97)                                                   40.63%                  20.15%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund Portfolio (2/03/97)                                                 22.52%                  24.88%
   Index 500 Portfolio (2/03/97)                                                  18.82%                  23.94%
MFS VARIABLE INSURANCE TRUST
   Global Governments Series (2/21/95)                                            -3.86%                   2.37%
   Money Market Series (2/21/95)*                                                  3.16%                   3.24%
   Bond Series (2/03/97)                                                          -2.94%                   3.42%
   Total Return Series (2/03/97)                                                   1.64%                   9.82%
   Research Series (2/03/97)                                                      22.31%                  20.53%
   Emerging Growth Series (2/03/97)                                               74.24%                  40.88%
-----------------------------------------------------------------------------------------------------------------------




*The yield quotations for the MFS Money Market Series quoted above more closely reflect the current earnings of this subaccount than the total return quotation.

------------------------------------------------------------------------------------------------------------------------------------
                                 Subaccount Non-Standardized Cumulative Total Return Table
------------------------------------------------------------------------------------------------------------------------------------
                                                                                For the
                                                                                one-year          For the period from
Subaccount (date of inception of subaccount)                                 period ending            inception to
                                                                               12/31/99                12/31/99
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect VIP Folio 200 Conservative (2/03/97)                                  0.15%                  12.83%
   CitiSelect VIP Folio 300 Balanced (2/03/97)                                      3.29%                  17.05%
   CitiSelect VIP Folio 400 Growth (2/03/97)                                        6.95%                  17.63%
   CitiSelect VIP Folio 500 Growth Plus (2/03/97)                                  10.26%                  20.81%
   CitiFunds Small Cap Growth VIP Portfolio (2/03/97)                              35.68%                  42.47%
A I M VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund (2/21/95)                                             42.59%                 179.91%
   Government Securities Fund (2/03/97)                                            -2.70%                   9.51%
   Growth Fund (2/03/97)                                                           33.34%                 113.33%
   Growth and Income Fund (2/03/97)                                                52.88%                  82.29%
   International Equity Fund (2/03/97)                                             28.08%                  98.69%
   Value Fund (2/03/97)
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Growth Portfolio (2/21/95)                                                      35.51%                 235.60%
   High Income Portfolio (2/03/97)                                                  6.64%                  14.44%
   Equity-Income Portfolio (2/03/97)                                                4.84%                  40.32%
   Overseas Portfolio (2/03/97)                                                    40.63%                  69.80%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund Portfolio (2/03/97)                                                  22.52%                  89.82%
   Index 500 Portfolio (2/03/97)                                                   18.82%                  85.75%
MFS VARIABLE INSURANCE TRUST
   Global Governments Series (2/21/95)                                             -3.86%                  12.07%
   Money Market Series (2/21/95)*                                                   3.16%                  16.78%
   Bond Series (2/03/97)                                                           -2.94%                  10.18%
   Total Return Series (2/03/97)                                                    1.64%                  31.04%
   Research Series (2/03/97)                                                       22.31%                  71.38%
   Emerging Growth Series (2/03/97)                                                74.24%                 168.77%
------------------------------------------------------------------------------------------------------------------------------------

*The yield quotations for the MFS Money Market Series quoted above more closely reflect the current earnings of this subaccount than the total return quotation.

       Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed.

       In advertising and sales literature, the performance of each subaccount may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or mutual fund portfolios with investment objectives similar to each of the subaccounts. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Services ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

       Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

       Advertising and sales literature may also compare the performance of each subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deductions" for the expenses of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

       Comparison may also report other information including the effect of tax-deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying portfolio's investment experience is positive.

ADJUSTED HISTORIC PORTFOLIO PERFORMANCE DATA

       The charts below show historic performance data for the portfolios, including for periods prior to the inception of the subaccounts, reduced by some or all of the fees and charges under the Contract. Non-standard performance data will only be disclosed if standard performance data for the required periods is also disclosed.

       For the purposes of calculating the average annual total returns and cumulative total returns of the portfolios, we have deducted a daily mortality and expense risk charge equal to 1.25% of annual assets (except that for the period March 2, 1998 through December 31, 1998, we deducted the mortality and expense risk charge of 0.84% of annual assets), a daily administrative fee equal to 0.15% of annual net assets, the $30 annual contract fee and the applicable surrender charge.

       Based on the method of calculation described above, the Adjusted Historic Average Annual Total Returns for the portfolios for the periods ending December 31, 1999 were:


------------------------------------------------------------------------------------------------------------------------------------
                             Adjusted Portfolio Average Annual Total Return Table Deducting All Fees and Charges
------------------------------------------------------------------------------------------------------------------------------------

                                                                              For the one-       For the 5-         For the 10-
                                                                               year period       year period        year period
                                                                                 ending            ending             ending
                                                                                 12/31/99         12/31/99            12/31/99
------------------------------------------------------------------------------------------------------------------------------------

Portfolio (date of inception of portfolio)

-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect VIP Folio 200 Conservative (11/25/96)                                -6.17%            N/A                  N/A
   CitiSelect VIP Folio 300 Balanced (11/25/96)                                    -3.02%            N/A                  N/A
   CitiSelect VIP Folio 400 Growth (11/25/96)                                       0.63%            N/A                  N/A
   CitiSelect VIP Folio 500 Growth Plus (11/25/96)                                  3.94%            N/A                  N/A
   CitiFunds Small Cap Growth VIP Portfolio (11/25/96)                             29.36%            N/A                  N/A
A I M VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund (5/05/93)                                             36.27%         23.81%                  N/A
   Government Securities Fund (5/05/93)                                            -9.02%          4.82%                  N/A
   Growth Fund (5/05/93)                                                           27.03%          7.81%                  N/A
   Growth and Income Fund (5/02/94)                                                26.05%          6.37%                  N/A
   International Equity Fund (5/05/93)                                             46.55%         20.21%                  N/A
   Value Fund (5/05/93)                                                            21.76%         25.43%                  N/A
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Growth Portfolio (10/9/86)                                                      29.20%         27.91%               18.24%
   High Income Portfolio (9/19/85)                                                  0.32%          9.31%               10.84%
   Equity-Income Portfolio (10/9/86)                                               -1.48%         16.93%               12.87%
   Overseas Portfolio (1/28/87)                                                    34.24%         15.71%                9.85%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund Portfolio (1/03/95)                                                  16.19%            N/A                  N/A
   Index 500 Portfolio (8/27/92)                                                   12.52%         26.35%                  N/A
MFS VARIABLE INSURANCE TRUST
   Global Governments Series (6/14/94)                                            -10.18%            N/A                  N/A
   Money Market Series (1/03/95)*                                                  -3.19%            N/A                  N/A
   Bond Series (10/24/95)                                                          -9.25%            N/A                  N/A
   Total Return Series (1/03/95)                                                   -4.68%            N/A                  N/A
   Research Series (7/26/95)                                                       16.00%            N/A                  N/A
   Emerging Growth Series (7/24/95)                                                67.92%            N/A                  N/A
------------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
                       Adjusted Portfolio Average Annual Total Return Table Deducting All Fees and Charges
-----------------------------------------------------------------------------------------------------------
                                                                                            For the period
                                                                                                from
                                                                                             inception to
                                                                                               12/31/99
----------------------------------------------------------------------------------------------------------

Portfolio (date of inception of portfolio)

----------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect VIP Folio 200 Conservative (11/25/96)                                              2.79%
   CitiSelect VIP Folio 300 Balanced (11/25/96)                                                  4.16%
   CitiSelect VIP Folio 400 Growth (11/25/96)                                                    4.35%
   CitiSelect VIP Folio 500 Growth Plus (11/25/96)                                               5.35%
   CitiFunds Small Cap Growth VIP Portfolio (11/25/96)                                          11.78%
A I M VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund (5/05/93)                                                          20.60%
   Government Securities Fund (5/05/93)                                                          3.19%
   Growth Fund (5/05/93)                                                                        21.19%
   Growth and Income Fund (5/02/94)                                                             22.73%
   International Equity Fund (5/05/93)                                                          17.14%
   Value Fund (5/05/93)                                                                         21.33%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Growth Portfolio (10/9/86)                                                                   17.08%
   High Income Portfolio (9/19/85)                                                               9.31%
   Equity-Income Portfolio (10/9/86)                                                            12.17%
   Overseas Portfolio (1/28/87)                                                                  9.33%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund Portfolio (1/03/95)                                                               25.71%
   Index 500 Portfolio (8/27/92)                                                                19.09%
MFS VARIABLE INSURANCE TRUST
   Global Governments Series (6/14/94)                                                           2.60%
   Money Market Series (1/03/95)*                                                                2.71%
   Bond Series (10/24/95)                                                                        2.55%
   Total Return Series (1/03/95)                                                                13.46%
   Research Series (7/26/95)                                                                    20.70%
   Emerging Growth Series (7/24/95)                                                             34.22%
----------------------------------------------------------------------------------------------------------

*The yield quotations for the MFS Money Market Series quoted above more closely reflect the current earnings of this portfolio than the total return quotation.

       The Adjusted Historic Cumulative Total Returns for the portfolios for the periods ending December 31, 1999 were:

--------------------------------------------------------------------------------------------------------------------
                    Adjusted Portfolio Cumulative Total Return Table Deducting All Fees and Charges
--------------------------------------------------------------------------------------------------------------------

                                                                            For the one-year      For the 5-year
                                                                              period ending        period ending
Portfolio (date of inception of portfolio)                                      12/31/99             12/31/99
--------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect VIP Folio 200 Conservative (11/25/96)                                -6.17%               N/A
   CitiSelect VIP Folio 300 Balanced (11/25/96)                                    -3.02%               N/A
   CitiSelect VIP Folio 400 Growth (11/25/96)                                       0.63%               N/A
   CitiSelect VIP Folio 500 Growth Plus (11/25/96)                                  3.94%               N/A
   CitiFunds Small Cap Growth VIP Portfolio (11/25/96)                             29.36%               N/A
A I M VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund (5/05/93)                                             36.27%           190.98%
   Government Securities Fund (5/05/93)                                            -9.02%            26.57%
   Growth Fund (5/05/93)                                                           27.03%           241.03%
   Growth and Income Fund (5/02/94)                                                26.05%           222.27%
   International Equity Fund (5/05/93)                                             46.55%           150.98%
   Value Fund (5/05/93)                                                            21.76%           210.49%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Growth Portfolio (10/9/86)                                                      29.20%           242.35%
   High Income Portfolio (9/19/85)                                                  0.32%            56.07%
   Equity-Income Portfolio (10/9/86)                                               -1.48%           118.61%
   Overseas Portfolio (1/28/87)                                                    34.24%           107.42%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund Portfolio (1/03/95)                                                  16.19%               N/A
   Index 500 Portfolio (8/27/92)                                                   12.52%           222.00%
MFS VARIABLE INSURANCE TRUST
   Global Governments Series (6/14/94)                                            -10.18%               N/A
   Money Market Series (1/03/95)*                                                  -3.19%               N/A
   Bond Series (10/24/95)                                                          -9.25%               N/A
   Total Return Series (1/03/95)                                                   -4.68%               N/A
   Research Series (7/26/95)                                                       16.00%               N/A
   Emerging Growth Series (7/24/95)                                                67.92%               N/A
--------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------
      Adjusted Portfolio Cumulative Total Return Table Deducting All Fees and Charges
-------------------------------------------------------------------------------------------------------------------

                                                                        For the 10-year       For the period from
                                                                         period ending           inception to
Portfolio (date of inception of portfolio)                                  12/31/99               12/31/99
--------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect VIP Folio 200 Conservative (11/25/96)                           N/A                       8.27%
   CitiSelect VIP Folio 300 Balanced (11/25/96)                               N/A                      12.47%
   CitiSelect VIP Folio 400 Growth (11/25/96)                                 N/A                      13.07%
   CitiSelect VIP Folio 500 Growth Plus (11/25/96)                            N/A                      16.23%
   CitiFunds Small Cap Growth VIP Portfolio (11/25/96)                        N/A                      37.88%
A I M VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund (5/05/93)                                        N/A                     248.19%
   Government Securities Fund (5/05/93)                                       N/A                      23.25%
   Growth Fund (5/05/93)                                                      N/A                     259.72%
   Growth and Income Fund (5/02/94)                                           N/A                     291.24%
   International Equity Fund (5/05/93)                                        N/A                     186.81%
   Value Fund (5/05/93)                                                       N/A                     262.46%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Growth Portfolio (10/9/86)                                             434.31%                     706.20%
   High Income Portfolio (9/19/85)                                        179.86%                     257.22%
   Equity-Income Portfolio (10/9/86)                                      235.58%                     357.26%
   Overseas Portfolio (1/28/87)                                           155.93%                     216.95%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund Portfolio (1/03/95)                                             N/A                     213.54%
   Index 500 Portfolio (8/27/92)                                              N/A                     139.31%
MFS VARIABLE INSURANCE TRUST
   Global Governments Series (6/14/94)                                        N/A                      15.29%
   Money Market Series (1/03/95)*                                             N/A                      14.27%
   Bond Series (10/24/95)                                                     N/A                      11.14%
   Total Return Series (1/03/95)                                              N/A                      87.92%
   Research Series (7/26/95)                                                  N/A                     130.37%
   Emerging Growth Series (7/24/95)                                           N/A                     269.53%
--------------------------------------------------------------------------------------------------------------------


*The yield quotations for the MFS Money Market Series quoted above more closely reflect the current earnings of this portfolio than the total return quotation.

       From time to time, sales literature or advertisements may also quote adjusted average annual total returns and cumulative total returns for the portfolios that do not reflect the surrender charge or the Annual Contract Fee. These are calculated in exactly the same way as the adjusted portfolio average annual total returns and cumulative total returns described above, except that ending value for the period does not take into account any charges on amounts surrendered or withdrawn or the payment of the annual contract fee.

       Based on this method of calculation, the Adjusted Portfolio Average Total Returns and Cumulative Total Returns without the deduction of surrender charges and the Annual Contract Fee for the portfolios for the periods ending December 31, 1999 were:

------------------------------------------------------------------------------------------------------------------------------------
               Adjusted Portfolio Average Annual Total Return Table Without Deduction of Surrender Charges and Annual
                                                         Contract Fee
------------------------------------------------------------------------------------------------------------------------------------
                                                                      For the one-year      For the 5-year       For the 10-year
                                                                        period ending        period ending        period ending
Portfolio (date of inception of portfolio)                               12/31/99             12/31/99              12/31/99
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect VIP Folio 200 Conservative (11/25/96)                        0.15%               N/A                  N/A
   CitiSelect VIP Folio 300 Balanced (11/25/96)                            3.29%               N/A                  N/A
   CitiSelect VIP Folio 400 Growth (11/25/96)                              6.95%               N/A                  N/A
   CitiSelect VIP Folio 500 Growth Plus (11/25/96)                        10.25%               N/A                  N/A
   CitiFunds Small Cap Growth VIP Portfolio (11/25/96)                    35.67%               N/A                  N/A
A I M VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund (5/05/93)                                    42.59%            23.83%                  N/A
   Government Securities Fund (5/05/93)                                   -2.70%             4.84%                  N/A
   Growth Fund (5/05/93)                                                  33.35%            27.83%                  N/A
   Growth and Income Fund (5/02/94)                                       32.37%            26.39%                  N/A
   International Equity Fund (5/05/93)                                    52.87%            20.22%                  N/A
   Value Fund (5/05/93)                                                   28.08%            25.45%                  N/A
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Growth Portfolio (10/9/86)                                             35.52%            27.92%               18.26%
   High Income Portfolio (9/19/85)                                         6.64%             9.33%               10.86%
   Equity-Income Portfolio (10/9/86)                                       4.84%            16.95%               12.89%
   Overseas Portfolio (1/28/87)                                           40.55%            15.73%                9.87%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund Portfolio (1/03/95)                                         22.51%               N/A                  N/A
   Index 500 Portfolio (8/27/92)                                          18.83%            26.37%                  N/A
MFS VARIABLE INSURANCE TRUST
   Global Governments Series (6/14/94)                                    -3.86%               N/A                  N/A
   Money Market Series (1/03/95)*                                          3.13%               N/A                  N/A
   Bond Series (10/24/95)                                                 -2.94%               N/A                  N/A
   Total Return Series (1/03/95)                                           1.64%               N/A                  N/A
   Research Series (7/26/95)                                              22.31%               N/A                  N/A
   Emerging Growth Series (7/24/95)                                       74.24%               N/A                  N/A
------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
   Adjusted Portfolio Average Annual Total Return Table Without Deduction of Surrender Charges
                                    and Annual Contract Fee
--------------------------------------------------------------------------------------------------
                                                                            For the period from
                                                                               inception to
Portfolio (date of inception of portfolio)                                        12/31/99
--------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect VIP Folio 200 Conservative (11/25/96)                                   4.27%
   CitiSelect VIP Folio 300 Balanced (11/25/96)                                       5.60%
   CitiSelect VIP Folio 400 Growth (11/25/96)                                         5.79%
   CitiSelect VIP Folio 500 Growth Plus (11/25/96)                                    6.76%
   CitiFunds Small Cap Growth VIP Portfolio  (11/25/96)                              13.05%
A I M VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund (5/05/93)                                               20.62%
   Government Securities Fund (5/05/93)                                               3.20%
   Growth Fund (5/05/93)                                                             21.21%
   Growth and Income Fund (5/02/94)                                                  22.75%
   International Equity Fund (5/05/93)                                               17.16%
   Value Fund (5/05/93)                                                              21.35%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Growth Portfolio (10/9/86)                                                        17.10%
   High Income Portfolio (9/19/85)                                                    9.33%
   Equity-Income Portfolio (10/9/86)                                                 12.19%
   Overseas Portfolio (1/28/87)                                                       9.35%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund Portfolio (1/03/95)                                                    25.94%
   Index 500 Portfolio (8/27/92)                                                     19.38%
MFS VARIABLE INSURANCE TRUST
   Global Governments Series (6/14/94)                                                2.61%
   Money Market Series (1/03/95)*                                                     3.20%
   Bond Series (10/24/95)                                                             3.35%
   Total Return Series (1/03/95)                                                     13.80%
   Research Series (7/26/95)                                                         21.14%
   Emerging Growth Series (7/24/95)                                                  34.53%
--------------------------------------------------------------------------------------------------

*The yield quotations for the MFS Money Market Series quoted above more closely reflect the current earnings of this portfolio than the total return quotation.

------------------------------------------------------------------------------------------------------------------------------------
                         Adjusted Portfolio Cumulative Total Return Table Without Deduction of Surrender Charges and Annual Contract
                         Fee
------------------------------------------------------------------------------------------------------------------------------------
                                                             For the one-year      For the 5-year       For the 10-year
Portfolio (date of inception of portfolio)                     period ending        period ending        period ending
                                                                 12/31/99             12/31/99              12/31/99
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect VIP Folio 200 Conservative (11/25/96)                  0.13%               N/A                  N/A
   CitiSelect VIP Folio 300 Balanced (11/25/96)                      3.28%               N/A                  N/A
   CitiSelect VIP Folio 400 Growth (11/25/96)                        6.93%               N/A                  N/A
   CitiSelect VIP Folio 500 Growth Plus (11/25/96)                  10.24%               N/A                  N/A
   CitiFunds Small Cap Growth VIP Portfolio (11/25/96)              35.66%               N/A                  N/A
A I M VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund (5/05/93)                              42.57%           191.18%                  N/A
   Government Securities Fund (5/05/93)                             -2.72%            26.67%                  N/A
   Growth Fund (5/05/93)                                            33.33%           241.26%                  N/A
   Growth and Income Fund (5/02/94)                                 32.35%           222.49%                  N/A
   International Equity Fund (5/05/93)                              52.85%           151.15%                  N/A
   Value Fund (5/05/93)                                             28.06%           210.70%                  N/A
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Growth Portfolio (10/9/86)                                       35.50%           242.58%              435.08%
   High Income Portfolio (9/19/85)                                   6.62%            56.19%              180.29%
   Equity-Income Portfolio (10/9/86)                                 4.82%           118.77%              236.09%
   Overseas Portfolio (1/28/87)                                     40.54%           107.57%              156.33%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund Portfolio (1/03/95)                                   22.49%               N/A                  N/A
   Index 500 Portfolio (8/27/92)                                    18.82%           222.22%                  N/A
MFS VARIABLE INSURANCE TRUST
   Global Governments Series (6/14/94)                              -3.88%               N/A                  N/A
   Money Market Series (1/03/95)*                                    3.11%               N/A                  N/A
   Bond Series (10/24/95)                                           -2.95%               N/A                  N/A
   Total Return Series (1/03/95)                                     1.62%               N/A                  N/A
   Research Series (7/26/95)                                        22.30%               N/A                  N/A
   Emerging Growth Series (7/24/95)                                 74.22%               N/A                  N/A
------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
     Adjusted Portfolio Cumulative Total Return Table Without Deduction of Surrender Charges and Annual
                                  Contract Fee
-----------------------------------------------------------------------------------------------------------------------------------
                                                                For the period from
Portfolio (date of inception of portfolio)                         inception to
                                                                     12/31/99
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect VIP Folio 200 Conservative (11/25/96)                      12.82%
   CitiSelect VIP Folio 300 Balanced (11/25/96)                          17.03%
   CitiSelect VIP Folio 400 Growth (11/25/96)                            17.62%
   CitiSelect VIP Folio 500 Growth Plus (11/25/96)                       20.78%
   CitiFunds Small Cap Growth VIP Portfolio (11/25/96)                   42.44%
A I M VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund (5/05/93)                                  248.51%
   Government Securities Fund (5/05/93)                                  23.38%
   Growth Fund (5/05/93)                                                260.06%
   Growth and Income Fund (5/02/94)                                     291.60%
   International Equity Fund (5/05/93)                                  187.08%
   Value Fund (5/05/93)                                                     N/A
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Growth Portfolio (10/9/86)                                           707.75%
   High Income Portfolio (9/19/85)                                      258.02%
   Equity-Income Portfolio (10/9/86)                                    358.18%
   Overseas Portfolio (1/28/87)                                         217.59%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund Portfolio (1/03/95)                                       216.45%
   Index 500 Portfolio (8/27/92)                                        142.19%
MFS VARIABLE INSURANCE TRUST
   Global Governments Series (6/14/94)                                   15.39%
   Money Market Series (1/03/95)*                                        17.06%
   Bond Series (10/24/95)                                                14.81%
   Total Return Series (1/03/95)                                         90.76%
   Research Series (7/26/95)                                            134.12%
   Emerging Growth Series (7/24/95)                                     273.34%
-----------------------------------------------------------------------------------------------------------------------------------

*The yield quotations for the MFS Money Market Series quoted above more closely reflect the current earnings of this portfolio than the total return quotation.

EFFECT OF THE ANNUAL CONTRACT FEE ON PERFORMANCE DATA

       The Contract provides for a $30 Annual Contract Fee to be deducted annually at the end of each Contract Year from the Accounts based on the proportion of the Contract Value invested in each such Account. This fee is waived for Contracts having a Contract Value of at least $25,000 or if, during the Contract Year, purchase payments of at least $2,500 ($2,000 for Qualified Contracts), exclusive of the initial purchase payment, are paid. For purposes of reflecting the contract fee in yield and total return quotations, the annual charge is converted into a per-dollar per-day charge based on the average Contract Value of all Contracts on the last day of the period for which quotations are provided. This converts the Annual Contract Fee to a factor of 0.017%.

                            VARIABLE ANNUITY PAYMENTS

ASSUMED INVESTMENT RATE

       The discussion concerning the amount of variable annuity payments which follows is based on an assumed investment rate of 3.0% per year. The assumed net investment rate is used merely in order to determine the first monthly payment per thousand dollars of applied value. THIS RATE DOES NOT BEAR ANY RELATIONSHIP TO THE ACTUAL NET INVESTMENT EXPERIENCE OF THE SEPARATE ACCOUNT OR OF ANY SUBACCOUNT.

AMOUNT OF VARIABLE ANNUITY PAYMENTS

       The amount of the first variable annuity payment is determined by dividing the Contract Value on the Annuity Income Date by 1,000 and multiplying the result by the appropriate factor in the annuity tables provided in the Contract. These tables are based upon the 1983 IAM Tables (promulgated by the Society of Actuaries). The appropriate factor is based on the annual net investment return of 3.0%. The amount of each payment will depend on the age of the Annuitant(s) at the time the first payment is due, and the sex of the Annuitant(s), unless otherwise required by law.

       The dollar amount of the second and subsequent variable annuity payments will vary and is determined by multiplying the number of subaccount annuity units by the subaccount annuity unit value as of a date no earlier than the fifth Valuation Day preceding the date the payment is due. The number of such units will remain fixed during the annuity period, assuming you or the Annuitant, if you are deceased, make no exchanges of annuity units for annuity units of another subaccount or to provide a fixed annuity payment. Once every 3 months after annuity payments have commenced, the Annuitant may elect in writing, to transfer among any subaccounts. After the Annuity Income Date, no transfers may be made between the subaccounts and the Fixed Account.

       The annuity unit value will increase or decrease from one payment to the next in proportion to the net investment return of the subaccount or subaccounts supporting the variable annuity payments, less an adjustment to neutralize the 3.0% assumed net investment rate referred to above. Therefore, the dollar amount of annuity payments after the first will vary with the amount by which the net investment return of the appropriate subaccounts is greater or less than 3.0% per year. For example, for a Contract using only one subaccount to generate variable annuity payments, if that subaccount has a cumulative net investment return of 5% over a one year period, the first annuity payment in the next year will be approximately 2% greater than the payment on the same date in the preceding year. If such net investment return is 1% over a one year period, the first annuity payment in the next year will be approximately 2 percentage points less than the payment on the same date in the preceding year. (See also "Variable Annuity Payments" in the Prospectus.)

       Fixed annuity payments are determined at annuitization by multiplying the values allocated to the Fixed Account by a rate to be determined by Citicorp Life which is no less than the rate specified in the annuity tables in the Contract. The annuity payment will remain level for the duration of the annuity.

       The annuity payments will be made on the fifteenth day of each month. The annuity unit value used in calculating the amount of the variable annuity payments will be based on an annuity unit value determined as of the close of business on a day no earlier than the fifth Valuation Day preceding the date of the annuity payment.

ANNUITY UNIT VALUE

       The annuity unit value is calculated at the same time that the value of an accumulation unit is calculated and is based on the same values for portfolio shares and other assets and liabilities. (See "Variable Contract Value" in the Prospectus.) The annuity unit value for each subaccount's first valuation period was set at $1.00. The annuity unit value for a subaccount is calculated for each subsequent Valuation Period by multiplying the subaccount annuity unit value on the preceding day by the product of 1 times 2 where:

            (1) is the subaccount's net investment factor on the Valuation Day the Annuity Unit Value is being calculated; and

            (2) is 0.999919 (which is the daily factor that will produce the 3.0% annual investment rate assumed in the annuity tables), adjusted by the number of days since the previous Valuation Day.

       The following illustration shows, by use of hypothetical example, the method of determining the annuity unit value.

ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE



    1.    Net Investment Factor for period.......................................................................  1.003662336

    2.    Adjustment for 3% Assumed Investment

          Rate...................................................................................................  0.999919016

    3.    2x1....................................................................................................  1.003581055

    4.    Annuity unit value, beginning of

          valuation period.......................................................................................  10.743769

    5.    Annuity unit value, end of valuation

          period (3x4)...........................................................................................  10.782243



                                   TAX STATUS

INTRODUCTION

       The following discussion is a general discussion of federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

       The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used as an Individual Retirement Annuity or Roth IRA entitled to special income tax treatment under section 408(b) or 408A of the Code ("Qualified Contracts"). The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Income Payments , and on the economic benefit to the Contract Owner, the Annuitant or the Beneficiary may depend on the tax status of the individual concerned.

TAXATION OF THE COMPANY

       The Company is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Separate Account is not an entity separate from the Company, and its operation forms a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

       Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

TAX STATUS OF THE CONTRACT

       The Company believes that the Contract will be subject to tax as an annuity contract under the Code, which generally means that any increase in a Contract's Contract Value will not be taxable until amounts are received from the Contract, either in the form of Annuity Income Payments or in some other form. In order to be subject to annuity contract treatment for tax purposes, the Contract must meet the following Code requirements:

       Diversification. Section 817(h) of the Code requires that with respect to Non-Qualified Contracts, the investments of the Investment Portfolios be "adequately diversified" in accordance with Treasury Regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Investment Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Investment Portfolios' assets may be invested.

       Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control for the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets." As of the date of this prospectus, no guidance has been issued.

       The ownership rights under the Contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, an Owner has additional flexibility in allocating premium payments and Contract Values. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account.

       Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires Non-Qualified Contracts to provide that (a) if any Owner dies on or after the Annuity Income Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any Owner dies prior to the Annuity Income Date, the entire interest in the Contract will be distributed within five years after the date of such holder's death. These requirements will be considered satisfied as to any portion of a holder's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The 'designated beneficiary" refers to a natural person designated by the owner as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the "designated beneficiary" is the surviving spouse of the deceased Owner, the contract may be continued with the surviving spouse as the new Owner.

       The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise. Other rules may apply to Qualified Contracts.

       Non-Natural Owner. The owner of any Contract who is not a natural person generally must include in income any increase in the excess of the Contract Value over the "investment in the contract" (discussed below) during the taxable year. There are several exceptions to this general rule for non-natural owners. Certain Contracts will generally be treated as held by a natural person if (a) the nominal owner is a trust or other entity which holds the contract as an agent for a natural person (but not in the case of certain non-qualified deferred compensation arrangements); (b) the contract is acquired by an estate of a decedent by reason of the death of the decedent; (c) the contract is issued in connection with certain Qualified Plans; (d) the contract is purchased by an employer upon the termination of certain Qualified Plans; (e) the contract is used in connection with a structured settlement agreement; and (f) the contract is purchased with a single purchase payment when the annuity starting date (as defined in the tax law) is no later than a year from the purchase of the contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period. Prospective Owners that are not natural persons may wish to discuss these with a competent tax adviser.

       The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

TAXATION OF ANNUITIES

       In General. Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person generally is not taxed on increases in the Owner's Contract Value until distribution occurs by withdrawing all or part of such Contract Value (e.g., withdrawals or Annuity Income Payments under the Annuity Income Option elected). For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

       The following discussion generally applies to a Contract owned by a natural person.

       Withdrawals. In the case of a withdrawal under a Qualified Contract, including withdrawals under the systematic withdrawal program, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. For a Contract issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from a Qualified Contract.

       With respect to Non-Qualified Contracts, partial withdrawals, including withdrawals under the systematic withdrawal program, are generally treated as taxable income to the extent that the Contract Value immediately before the withdrawal exceeds the "investment in the contract" at that time.

       Full surrenders of a Non-Qualified Contract are treated as taxable income to the extent that the amount received exceeds the "investment in the contract".

       Annuity Income Payments . Although the tax consequences may vary depending on the Annuity Income Payment elected under the Contract, in general, only the portion of the Annuity Income Payment that represents the amount by which the Contract Value exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional Annuity Income Payments is taxable. For Variable Annuity Income Payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract". For Fixed Annuity Income Payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Annuity Income Payments for the term of the payments; however, the remainder of each Annuity Income Payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional Annuity Income Payments is taxable. If Annuity Income Payments cease as a result of an Annuitant's death before full recovery of the "investment in the contract," consult a competent tax adviser regarding deductibility of the unrecovered amount.

       Penalty Tax. In the case of a distribution pursuant to a Non-Qualified Contract, there may be imposed a federal income tax penalty equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2; (2) made as a result of death or disability of an Owner; (3) received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the lives or life expectancies of the Owner and a "designated beneficiary". Other tax penalties may apply to certain distributions pursuant to a Qualified Contract.

       Taxation of Death Benefit Proceeds. Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above, or (2) if distributed under an Annuity Income Option, they are taxed in the same manner as Annuity Income Payments, as described above.

       Transfers, Assignments, or Exchanges of the Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also an Owner, the selection of certain Annuity Income Dates, or the exchange of a Contract may result in certain tax consequences that are not discussed herein. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

       Multiple Contracts. All deferred non-qualified annuity contracts that are issued by the Company (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of section 72(e) through the serial purchase of annuity contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and separate deferred annuity contracts as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws.

QUALIFIED CONTRACTS

       In General. The Qualified Contract is designed for use as an Individual Retirement Annuity ("IRA") or Roth IRA. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances.

       The Company makes no attempt to provide more than general information about use of the Contract as an IRA or Roth IRA. Owners and participants under IRA's and Roth IRA's, as well as annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under Qualified Contracts may be subject to the terms and conditions of the IRA or Roth IRA Endorsement, regardless of the terms and conditions of the Contract issued in connection with such a plan. IRA's and Roth IRA's are subject to distribution and other requirements that are not incorporated in the administration of the Contracts. Owners are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable law. Purchasers of Contracts for use with any IRA or Roth IRA should consult their legal counsel and tax adviser regarding the suitability of the Contract.

       For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.

       Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity ("IRA"). Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

       Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of $2,000 or 100% of the Owner's adjusted gross income and may be deductible in whole or in part depending on the individual's income and whether the individual is a participant in a qualified plan. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

       Roth IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

WITHHOLDING

       Distributions from Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not have tax withheld from distributions.

POSSIBLE CHANGES IN TAXATION

       Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

OTHER TAX CONSEQUENCES

       As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the federal income tax consequences discussed herein reflect the Company's understanding of the current law and the law may change. Federal estate and gift tax consequences of ownership or receipt of distributions under the Contract depend on the individual circumstances of each Owner or recipient of a distribution. A competent tax adviser should be consulted for further information.

                                  LEGAL MATTERS

       All matters relating to Arizona law pertaining to the Contracts, including the validity of the Contracts and our authority to issue the Contracts, have been passed upon by Catherine S. Mulholland, General Counsel of the Company. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.

                                     EXPERTS

       The statutory financial statements of Citicorp Life Insurance Company as of December 31, 1999 and 1998, and for each of the years in the three-year period ended December 31, 1999 and the financial statements for the Separate Account as of December 31, 1999 have been included herein and in the registration statement in reliance upon the report of KPMG LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.

       The report of KPMG LLP covering the financial statements of Citicorp Life Insurance Company contains an explanatory paragraph which states that the financial statements are presented in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of Arizona. These practices differ in some respects from generally accepted accounting principles. The financial statements do not include any adjustments that might result from the differences.

                                OTHER INFORMATION

       A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS

       The audited Statutory Financial Statements of the Company as of December 31, 1999 and 1998 and for the years ended December 31, 1999, 1998 and 1997, as well as the Independent Auditor's Report which appear in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account. This Statement of Additional Information also contains audited financial statements for the Separate Account as of December 31, 1999.

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                        Financial Statements and Schedule

                           December 31, 1999 and 1998

                   (With Independent Auditors' Report Thereon)

[KPMG LOGO]



                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Citicorp Life Insurance Company and Contractholders of Citicorp Life Insurance Company
  Variable Annuity Separate Account:

We have audited the accompanying statement of net assets, including the schedule of investments, of the AIM V.I. Capital Appreciation Fund, AIM V.I. Government Series Fund, AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, Fidelity VIP Equity Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP II Index 500 Portfolio, CitiFunds Small Cap Growth VIP Portfolio, MFS Bond Series, MFS Emerging Growth Series, MFS Money Market Series, MFS Research Series, MFS Total Return Series, MFS World Government Series, Travelers High Yield Bond Trust Fund, Travelers Money Market Portfolio, Salomon Brothers Variable Capital Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Total Return Fund, Smith Barney AIM Capital Appreciation Fund, Smith Barney MFS Total Return Portfolio, Smith Barney Putnam Diversified Income Portfolio, Franklin Small Cap Investment Portfolio, Templeton International Fund Class II, Smith Barney Large Cap Portfolio, Smith Barney MFS Research Portfolio, Smith Barney MFS Mid Cap Growth Portfolio, Travelers Quality Bond Portfolio, CIS Emerging Growth Portfolio, CIS Mid Cap Growth Portfolio, CIS Growth Portfolio, CIS Growth & Income Portfolio, CIS Government Portfolio, and Equity Index Portfolio Class II divisions of Citicorp Life Insurance Company Variable Annuity Separate Account as of December 31, 1999, and the related statement of operations for the year then ended and related statements of changes in net assets for each of the years in the two-year period ended December 31, 1999. These financial statements are the responsibility of Citicorp Life Insurance Company Variable Annuity Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 1999, by correspondence with the transfer agents of the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the AIM V.I. Capital Appreciation Fund, AIM V.I. Government Series Fund, AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, Fidelity VIP Equity Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP II Index 500 Portfolio, CitiFunds Small Cap Growth VIP Portfolio, MFS Bond Series, MFS Emerging Growth Series, MFS Money Market Series, MFS


[KPMG LOGO]

Research Series, MFS Total Return Series, MFS World Government Series, Travelers High Yield Bond Trust Fund, Travelers Money Market Portfolio, Salomon Brothers Variable Capital Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Total Return Fund, Smith Barney AIM Capital Appreciation Fund, Smith Barney MFS Total Return Portfolio, Smith Barney Putnam Diversified Income Portfolio, Franklin Small Cap Investment Portfolio, Templeton International Fund Class II, Smith Barney Large Cap Portfolio, Smith Barney MFS Research Portfolio, Smith Barney MFS Mid Cap Growth Portfolio, Travelers Quality Bond Portfolio, CIS Emerging Growth Portfolio, CIS Mid Cap Growth Portfolio, CIS Growth Portfolio, CIS Growth & Income Portfolio, CIS Government Portfolio, and Equity Index Portfolio Class II divisions of Citicorp Life Insurance Company Variable Annuity Separate Account as of December 31, 1999, and the results of their operations for the year then ended and changes in their net assets for each of the years in the two-year period ended December 31, 1999, in conformity with generally accepted accounting principles.

                                    /s/ KPMG LLP

March 31, 2000

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                             Statement of Net Assets

                                December 31, 1999

===============================================================================================================================

                                                                  AIM V.I.          AIM V.I.           AIM          AIM V.I.
                                                                   Capital         Government          V.I.        Growth and
                                                                Appreciation         Series           Growth         Income
                                                                    Fund              Fund             Fund           Fund
-------------------------------------------------------------------------------------------------------------------------------
 Net assets:
          Investments at market value                          $    7,117,453       2,415,610        3,068,310       8,079,078

 Payable to Citicorp Life Insurance Company                               197              74               88             230
-------------------------------------------------------------------------------------------------------------------------------

 Total net assets                                              $    7,117,256       2,415,536        3,068,222       8,078,848
===============================================================================================================================

 Total net assets represented by:
          Variable annuity cash value invested in
              separate account by contractholders-
              Base 99 Basis Points                                  6,606,169       1,685,562        2,625,360       7,028,455
          Variable annuity cash value invested in
              separate account by contractholders-
              Base 140 Basis Points                                   464,130         729,974          386,825         969,525
          Variable annuity cash value invested in
              separate account by contractholders-
              Guaranteed Minimum Income Benefit
              (GMIB)                                                   46,957               -           56,037          80,868
          Variable annuity cash value invested in
              separate account by contractholders-
              Citi-Elite                                                    -               -                -               -
-------------------------------------------------------------------------------------------------------------------------------

 Total net assets represented                                  $    7,117,256       2,415,536        3,068,222       8,078,848
===============================================================================================================================

 Total units held by contractholders -
          Base-99 Basis Points                                      2,342,148       1,527,473        1,221,307       3,536,972
 Total units held by contractholders -
          Base-140 Basis Points                                       166,252         663,825          181,807         492,938
 Total units held by contractholders - GMIB                            16,835               -           26,360          41,149
 Total units held by contractholders - Citi-Elite                           -               -                -               -
 Accumulated unit value - Base - 99 Basis Points                         2.82            1.10             2.15            1.99
 Accumulated unit value - Base - 140 Basis Points                        2.79            1.10             2.13            1.97
 Accumulated unit value - GMIB                                           2.79               -             2.13            1.97
 Accumulated unit value - Citi-Elite                                        -               -                -               -

Cost of investments                                            $    4,857,267       2,528,108        2,380,575       5,884,097
===============================================================================================================================

Number of shares                                                      200,041         227,245           95,141         255,748
===============================================================================================================================

See accompanying notes to financial statements.

=============================================================================================================

   AIM V.I.            AIM         CitiSelect      CitiSelect      CitiSelect     CitiSelect      Fidelity
 International         V.I.            VIP             VIP            VIP            VIP         VIP Equity
    Equity            Value           Folio           Folio          Folio          Folio          Income
     Fund              Fund            200             300            400            500          Portfolio
-------------------------------------------------------------------------------------------------------------

   8,142,881        16,520,302       3,263,818      4,106,392       2,140,054      1,167,005      10,199,785

         230               479              90            112              62             32             291
-------------------------------------------------------------------------------------------------------------

   8,142,651        16,519,823       3,263,728      4,106,280       2,139,992      1,166,973      10,199,494
=============================================================================================================




   7,376,599        13,756,775       3,209,088      4,005,462       1,780,887      1,123,027       8,903,254


     736,980         2,414,845          54,640         32,244               -              -       1,223,857



      29,072           348,203               -              -         347,776         43,946          72,383


           -                 -               -         68,574          11,329              -               -
-------------------------------------------------------------------------------------------------------------

   8,142,651        16,519,823       3,263,728      4,106,280       2,139,992      1,166,973      10,199,494
=============================================================================================================


   4,015,919         6,871,254       2,822,733      3,396,277       1,502,485        922,549       6,296,999

     405,344         1,218,630          48,240         27,441               -              -         874,546
      16,003           175,860               -              -         296,684         36,504          51,766
           -                 -               -         65,498          10,560              -               -
        1.84              2.00            1.14           1.18            1.19           1.22            1.41
        1.82              1.98            1.13           1.18               -              -            1.40
        1.82              1.98               -              -            1.17           1.20            1.40
           -                 -               -           1.05            1.07              -               -

   5,399,802        12,709,085       3,289,674      3,987,610       2,060,944      1,206,555       9,753,153
=============================================================================================================

     278,009           493,143         310,840        368,617         193,495        121,310         396,724
=============================================================================================================



                                                                     (Continued)

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                             Statement of Net Assets

=====================================================================================================================

                                                         Fidelity         Fidelity         Fidelity        Fidelity
                                                           VIP            VIP High           VIP            VIP II
                                                          Growth           Income          Overseas       Contrafund
                                                         Portfolio        Portfolio        Portfolio       Portfolio
---------------------------------------------------------------------------------------------------------------------
 Net assets:
     Investments at market value                        $12,182,361       4,540,933       2,939,300       12,239,321

 Payable to Citicorp Life Insurance Company                     368             131              84              359
=====================================================================================================================

 Total net assets                                       $12,181,993       4,540,802       2,939,216       12,238,962
--------------------------------------------------------------------------------------------------------------------

 Total net assets represented by:
     Variable annuity cash value invested in
         separate account by contractholders -
         Base 99 Basis Points                             8,967,777       3,860,862       2,597,498        9,841,049
     Variable annuity cash value invested in
         separate account by contractholders -
         Base 140 Basis Points                            3,095,657         679,940         315,330        2,282,724
     Variable annuity cash value invested in
         separate account by contractholders -
         Guaranteed Minimum Income Benefit
         (GMIB)                                             118,559             -            26,388          115,189
     Variable annuity cash value invested in
         separate account by contractholders -
         Citi-Elite                                             -               -               -                -
--------------------------------------------------------------------------------------------------------------------

 Total net assets represented                           $12,181,993       4,540,802       2,939,216       12,238,962
=====================================================================================================================

 Total units held by contractholders -
     Base - 99 Basis Points                               2,651,923       3,348,327       1,518,098        5,145,207
 Total units held by contractholders -
     Base - 140 Basis Points                                924,895         591,858         186,197        1,205,814
 Total units held by contractholders - GMIB                  35,451             -            15,594           60,896
 Total units held by contractholders - Citi-Elite               -               -               -                -
 Accumulated unit value - Base - 99 Basis Points        $      3.38            1.15            1.71             1.91
 Accumulated unit value - Base - 140 Basis Points              3.35            1.15            1.69             1.89
 Accumulated unit value - GMIB                          $      3.34             -              1.69             1.89
 Accumulated unit value - Citi-Elite                            -               -               -                -

Cost of investments                                     $ 9,304,444       4,646,887       2,200,300        9,565,199
=====================================================================================================================

Number of shares                                            221,780         401,497         107,117          419,874
=====================================================================================================================


See accompanying notes to financial statements.

==========================================================================================================

Fidelity         Citifunds                         MFS           MFS                              MFS
 VIP II          Small Cap        MFS           Emerging        Money             MFS            Total
Index 500       Growth VIP        Bond           Growth         Market          Research         Return
Portfolio        Portfolio       Series          Series         Series           Series          Series
----------------------------------------------------------------------------------------------------------

18,943,929       727,419       3,121,462       14,975,224       2,128,522       7,890,107       6,224,876

       545            20              92              421              61             223             178
---------------------------------------------------------------------------------------------------------

18,943,384       727,399       3,121,370       14,974,803       2,128,461       7,889,884       6,224,698
==========================================================================================================




16,334,341       638,915       2,568,536       13,332,626       1,883,109       7,078,913       5,422,244


 2,479,351        12,122         552,834        1,525,386         245,352         784,310         802,454



   129,692           -               -            116,791             -            26,661             -


       -          76,362             -                -               -               -               -
---------------------------------------------------------------------------------------------------------

18,943,384       727,399       3,121,370       14,974,803       2,128,461       7,889,884       6,224,698
==========================================================================================================


 8,726,888       445,031       2,313,508        4,922,989       1,600,253       4,117,175       4,106,432

 1,338,324         8,530         499,789          569,055         209,272         458,863         609,971
    70,063           -               -             43,605             -            15,611             -
       -          52,740             -                -               -               -               -
      1.87          1.44            1.11             2.71            1.18            1.72            1.32
      1.85          1.42            1.11             2.68            1.17            1.71            1.32
      1.85           -               -               2.68             -              1.71             -
       -            1.45             -                -               -               -               -

15,057,599       608,861       3,196,332        7,742,432       2,128,522       5,972,792       6,117,723
==========================================================================================================

   113,159        55,066         285,587          394,708       2,128,522         338,051         350,697
==========================================================================================================




                                                                     (Continued)

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                             Statement of Net Assets

==================================================================================================================

                                                            MFS        Travelers      Travelers   Salomon Brothers
                                                           World       High Yield       Money         Variable
                                                        Government     Bond Trust      Market          Capital
                                                          Series          Fund        Portfolio         Fund
------------------------------------------------------------------------------------------------------------------
 Net assets:
     Investments at market value                         $412,373        383,816        105,374        541,416

 Payable to Citicorp Life Insurance Company                    12             10              3             15
------------------------------------------------------------------------------------------------------------------

 Total net assets                                        $412,361        383,806        105,371        541,401
==================================================================================================================

 Total net assets represented by:
     Variable annuity cash value invested in
         separate account by contractholders -
         Base 99 Basis Points                             363,010            -              -              -
     Variable annuity cash value invested in
         separate account by contractholders -
         Base 140 Basis Points                             49,351            -              -              -
     Variable annuity cash value invested in
         separate account by contractholders -
         Guaranteed Minimum Income Benefit
         (GMIB)                                               -              -              -              -
     Variable annuity cash value invested in
         separate account by contractholders -
         Citi-Elite                                           -          383,806        105,371        541,401
------------------------------------------------------------------------------------------------------------------

 Total net assets represented                            $412,361        383,806        105,371        541,401
==================================================================================================================

 Total units held by contractholders -
     Base - 99 Basis Points                               321,808            -              -              -
 Total units held by contractholders -
     Base - 140 Basis Points                               43,862            -              -              -
 Total units held by contractholders - GMIB                   -              -              -              -
 Total units held by contractholders - Citi-Elite             -          387,819        103,494        487,552
 Accumulated unit value - Base - 99 Basis Points         $   1.13            -              -              -
 Accumulated unit value - Base - 140 Basis Points            1.13            -              -              -
 Accumulated unit value - GMIB                           $    -              -              -              -
 Accumulated unit value - Citi-Elite                          -             0.99           1.02           1.11

Cost of investments                                      $428,226        380,887        105,374        527,636
==================================================================================================================

Number of shares                                           41,114         40,530        105,374         39,606
==================================================================================================================


See accompanying notes to financial statements.

=============================================================================================================================

Salomon Brothers  Salomon Brothers  Salomon Brothers    Smith Barney       Smith Barney        Smith Barney         Franklin
 Variable High        Variable          Variable         AIM Capital         MFS Total      Putnam Diversified     Small Cap
   Yield Bond         Investors       Total Return      Appreciation          Return              Income           Investment
      Fund              Fund              Fund            Portfolio          Portfolio           Portfolio          Portfolio
-----------------------------------------------------------------------------------------------------------------------------

  249,645            893,081            663,943            1,330,570            868,454            321,673            568,570

        7                 24                 18                   36                 24                  9                 15
-----------------------------------------------------------------------------------------------------------------------------

  249,638            893,057            663,925            1,330,534            868,430            321,664            568,555
=============================================================================================================================




        -                  -                  -                    -                  -                  -                  -


        -                  -                  -                    -                  -                  -                  -



        -                  -                  -                    -                  -                  -                  -


  249,638            893,057            663,925            1,330,534            868,430            321,664            568,555
-----------------------------------------------------------------------------------------------------------------------------

  249,638            893,057            663,925            1,330,534            868,430            321,664            568,555
=============================================================================================================================


        -                  -                  -                    -                  -                  -                  -

        -                  -                  -                    -                  -                  -                  -
        -                  -                  -                    -                  -                  -                  -
  243,342            880,931            680,016              954,495            880,104            319,191            353,953
        -                  -                  -                    -                  -                  -                  -
        -                  -                  -                    -                  -                  -                  -
        -                  -                  -                    -                  -                  -                  -
     1.03               1.01               0.98                 1.39               0.99               1.01               1.61

  264,612            878,778            688,489            1,077,069            879,486            316,598            443,434
=============================================================================================================================

   27,076             73,024             64,902               64,279             53,509             28,094             36,123
=============================================================================================================================




                                                                     (Continued)

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                             Statement of Net Assets

===================================================================================================================

                                                       Templeton                                       Smith Barney
                                                     International    Smith Barney      Smith Barney    MFS Mid Cap
                                                         Fund           Large Cap       MFS Research       Growth
                                                       Class II         Portfolio        Portfolio       Portfolio
-------------------------------------------------------------------------------------------------------------------
 Net assets:
     Investments at market value                        $  604,065       2,584,710         972,126       1,141,384

 Payable to Citicorp Life Insurance Company                     16              71              26              30
------------------------------------------------------------------------------------------------------------------

 Total net assets                                       $  604,049       2,584,639         972,100       1,141,354
===================================================================================================================

 Total net assets represented by:
     Variable annuity cash value invested in
         separate account by contractholders -
         Base 99 Basis Points                                  -               -               -               -
     Variable annuity cash value invested in
         separate account by contractholders -
         Base 140 Basis Points                                 -               -               -               -
     Variable annuity cash value invested in
         separate account by contractholders -
         Guaranteed Minimum Income Benefit
         (GMIB)                                                -               -               -               -
     Variable annuity cash value invested in
         separate account by contractholders -
         Citi-Elite                                        604,049       2,584,639         972,100       1,141,354
------------------------------------------------------------------------------------------------------------------

                                                           604,049       2,584,639         972,100       1,141,354
===================================================================================================================

 Total units held by contractholders -
     Base - 99 Basis Points                                    -               -               -               -
 Total units held by contractholders -
     Base - 140 Basis Points                                   -               -               -               -
 Total units held by contractholders - GMIB                    -               -               -               -
 Total units held by contractholders - Citi-Elite          523,110       2,109,249         805,920         726,744
 Accumulated unit value - Base - 99 Basis Points        $      -               -               -               -
 Accumulated unit value - Base - 140 Basis Points              -               -               -               -
 Accumulated unit value - GMIB                          $      -               -               -               -
 Accumulated unit value - Citi-Elite                          1.15            1.23            1.21            1.57

Cost of investments                                     $  553,653       2,395,119         847,503         860,894
===================================================================================================================

Number of shares                                            27,296         122,440          74,435          69,470
===================================================================================================================


See accompanying notes to financial statements.

=========================================================================================

Travelers       CIS         CIS                       CIS                        Equity
 Quality     Emerging     Mid Cap       CIS         Growth &        CIS          Index
   Bond       Growth       Growth      Growth        Income      Government     Portfolio
Portfolio    Portfolio   Portfolio    Portfolio     Portfolio     Portfolio      Class II
-----------------------------------------------------------------------------------------

326,031       6,954       73,193       221,789       148,534       22,366       327,783

      9         -              2             6             4            1             9
-----------------------------------------------------------------------------------------

326,022       6,954       73,191       221,783       148,530       22,365       327,774
=========================================================================================




      -           -            -             -             -            -             -


      -           -            -             -             -            -             -



      -           -            -             -             -            -             -


326,022       6,954       73,191       221,783       148,530       22,365       327,774
-----------------------------------------------------------------------------------------

326,022       6,954       73,191       221,783       148,530       22,365       327,774
=========================================================================================


      -           -            -             -             -            -             -

      -           -            -             -             -            -             -
      -           -            -             -             -            -             -
323,930       5,595       61,532       186,983       136,745       22,640        91,908
      -           -            -             -             -            -             -
      -           -            -             -             -            -             -
      -           -            -             -             -            -             -
   1.01        1.24         1.19          1.19          1.09         0.99          3.57

324,718       5,774       64,975       197,997       136,845       23,126       313,514
=========================================================================================

 30,132         561        6,135        18,701        13,702        2,292         9,153
=========================================================================================

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                             Statement of Operations

                      For the year ended December 31, 1999

============================================================================================================================

                                                           AIM V.I.      AIM V.I.       AIM       AIM V.I.        AIM V.I.
                                                            Capital     Government     V.I.      Growth and    International
                                                         Appreciation     Series      Growth       Income         Equity
                                                             Fund          Fund        Fund         Fund           Fund
----------------------------------------------------------------------------------------------------------------------------

 Investment income - dividends                          $      4,646       87,714       5,452      39,603            51,226
----------------------------------------------------------------------------------------------------------------------------

 Expenses:
     Mortality and expense risk fees                          46,317       23,864      18,428      53,444            48,408
     Daily administrative charges                              8,326        3,277       3,324       8,992             8,106
----------------------------------------------------------------------------------------------------------------------------

 Total expenses                                               54,643       27,141      21,752      62,436            56,514
----------------------------------------------------------------------------------------------------------------------------

 Net investment income (loss)                                (49,997)      60,573    (16,300)    (22,833)           (5,288)
----------------------------------------------------------------------------------------------------------------------------


 Realized and unrealized gain (loss) on investments:
         Realized gain distributions                         144,940            -      95,567      27,345           214,970
         Realized gain (loss) on sale of
            investments                                      355,939       36,947      90,815     254,595            96,603
         Change in unrealized gain
            (loss) on investments                          1,734,569     (151,964)    503,034   1,602,447         2,498,323
----------------------------------------------------------------------------------------------------------------------------

 Net gain (loss) on investments                            2,235,448     (115,017)    689,416   1,884,387         2,809,896
----------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets
     resulting from operations                          $  2,185,451      (54,444)    673,116   1,861,554         2,804,608
============================================================================================================================


See accompanying notes to financial statements.

=========================================================================================================================

     AIM           CitiSelect     CitiSelect       CitiSelect     CitiSelect       Fidelity        Fidelity     Fidelity
     V.I.              VIP           VIP               VIP            VIP         VIP Equity         VIP        VIP High
    Value             Folio         Folio             Folio          Folio          Income          Growth       Income
     Fund              200           300               400            500         Portfolio       Portfolio     Portfolio
-------------------------------------------------------------------------------------------------------------------------
    43,691           6,764          18,969           8,455           2,505         122,134          9,038         293,499
-------------------------------------------------------------------------------------------------------------------------


   115,922          31,525          47,581          22,390          11,476          85,270         81,828          37,474
    20,481           5,453           8,468           5,647           2,253          14,410         12,164           5,742
-------------------------------------------------------------------------------------------------------------------------

   136,403          36,978          56,049          28,037          13,729          99,680         93,992          43,216
-------------------------------------------------------------------------------------------------------------------------

   (92,712)        (30,214)        (37,080)        (19,582)        (11,224)         22,454        (84,954)        250,283
-------------------------------------------------------------------------------------------------------------------------




   228,475          14,874               -               -               -         269,982        568,244          10,972

   674,091         (56,711)         45,844         (45,514)       (155,117)        146,047        272,465        (134,118)

 2,548,428          82,721         141,186         199,419         299,103           6,800      2,047,749         120,804
-------------------------------------------------------------------------------------------------------------------------

 3,450,994          40,884         187,030         153,905         143,986         422,829      2,888,458          (2,342)
-------------------------------------------------------------------------------------------------------------------------


 3,358,282          10,670         149,950         134,323         132,762         445,283      2,803,504         247,941
=========================================================================================================================


                                                                     (Continued)

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                             Statement of Operations


==================================================================================================================================

                                                         Fidelity          Fidelity        Fidelity       Citifunds
                                                            VIP             VIP II          VIP II        Small Cap          MFS
                                                         Overseas         Contrafund      Index 500       Growth VIP        Bond
                                                         Portfolio         Portfolio      Portfolio       Portfolio        Series
----------------------------------------------------------------------------------------------------------------------------------
 Investment income - dividends                           $   26,946         34,371         132,517               -          75,182
----------------------------------------------------------------------------------------------------------------------------------

 Expenses:
     Mortality and expense risk fees                         18,494         89,439         143,995           4,469          28,590
     Daily administrative charges                             3,048         14,472          24,692             774           4,466
----------------------------------------------------------------------------------------------------------------------------------

 Total expenses                                              21,542        103,911         168,687           5,243          33,056
----------------------------------------------------------------------------------------------------------------------------------

 Net investment income (loss)                                 5,404        (69,540)        (36,170)         (5,243)         42,126
----------------------------------------------------------------------------------------------------------------------------------


 Realized and unrealized gain (loss) on investments:
         Realized gain distributions                         43,461        252,058          89,922               -           5,656
         Realized gain (loss) on sale of
            investments                                      49,655        440,774         644,495         (18,891)         25,327
         Change in unrealized gain
            (loss) on investments                           711,981      1,474,930       2,215,976         213,222        (163,366)
----------------------------------------------------------------------------------------------------------------------------------

 Net gain (loss) on investments                             805,097      2,167,762       2,950,393         194,331        (132,383)
----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets
     resulting from operations                           $  810,501      2,098,222       2,914,223         189,088         (90,257)
==================================================================================================================================


See accompanying notes to financial statements.

=========================================================================================================

      MFS            MFS                             MFS             MFS          Travelers     Travelers
   Emerging         Money            MFS            Total           World        High Yield       Money
    Growth          Market         Research        Return        Government      Bond Trust      Market
    Series          Series          Series         Series          Series           Fund        Portfolio
---------------------------------------------------------------------------------------------------------
         -         125,568         13,278         107,717          24,995               -           1,336
---------------------------------------------------------------------------------------------------------


    84,623          27,604         60,373          50,364           3,913           1,591             675
    14,596           5,322          9,961           8,010             582             111              44
---------------------------------------------------------------------------------------------------------

    99,219          32,926         70,334          58,374           4,495           1,702             719
---------------------------------------------------------------------------------------------------------

   (99,219)         92,642        (57,056)         49,343          20,500          (1,702)            617
---------------------------------------------------------------------------------------------------------




         -               -         70,171         199,752               -               -               -

   764,677               6        473,775         185,268           3,067            (120)              -

 5,762,482               1      1,033,672        (309,408)        (38,853)          2,929               -
---------------------------------------------------------------------------------------------------------

 6,527,159               7      1,577,618          75,612         (35,786)          2,809               -
---------------------------------------------------------------------------------------------------------


 6,427,940          92,649      1,520,562         124,955         (15,286)          1,107             617
=========================================================================================================


                                                                     (Continued)

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                             Statement of Operations

===============================================================================================================================

                                                        Salomon Brothers  Salomon Brothers  Salomon Brothers  Salomon Brothers
                                                            Variable        Variable High       Variable          Variable
                                                            Capital          Yield Bond         Investors       Total Return
                                                              Fund              Fund              Fund              Fund
------------------------------------------------------------------------------------------------------------------------------
Investment income - dividends                               $  2,555            21,909             4,538            15,941
------------------------------------------------------------------------------------------------------------------------------

Expenses:
    Mortality and expense risk fees                            2,428             1,567             5,400             3,198
    Daily administrative charges                                 158               104               391               347
------------------------------------------------------------------------------------------------------------------------------

Total expenses                                                 2,586             1,671             5,791             3,545
------------------------------------------------------------------------------------------------------------------------------

Net investment income (loss)                                     (31)           20,238            (1,253)           12,396
------------------------------------------------------------------------------------------------------------------------------


Realized and unrealized gain (loss) on investments:
        Realized gain distributions                           14,813                 -                 -                 -
        Realized gain (loss) on sale of
           investments                                         2,037                76              (646)           (1,583)
        Change in unrealized gain
           (loss) on investments                              13,780           (14,967)           14,303           (24,546)
------------------------------------------------------------------------------------------------------------------------------

Net gain (loss) on investments                                30,630           (14,891)           13,657           (26,129)
------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
    resulting from operations                               $ 30,599             5,347            12,404           (13,733)
===============================================================================================================================


See accompanying notes to financial statements.

===================================================================================================================

Smith Barney      Smith Barney      Smith Barney         Franklin         Templeton
 AIM Capital       MFS Total      Putnam Diversi-       Small Cap       International   Smith Barney   Smith Barney
Appreciation         Return         fied Income         Investment          Fund         Large Cap     MFS Research
  Portfolio        Portfolio         Portfolio          Portfolio         Class II       Portfolio       Portfolio
-------------------------------------------------------------------------------------------------------------------
       -             2,554             1,899                 -                 -           113,483                -
-------------------------------------------------------------------------------------------------------------------


   4,716             6,580             1,949               921             2,788            10,584            4,991
     408               446               135               164               184               831              345
-------------------------------------------------------------------------------------------------------------------

   5,124             7,026             2,084             1,085             2,972            11,415            5,336
-------------------------------------------------------------------------------------------------------------------

  (5,124)           (4,472)             (185)           (1,085)           (2,972)          102,068           (5,336)
-------------------------------------------------------------------------------------------------------------------




       -             4,409                 -                 -                 -                 -                -

   1,094            (1,900)           (1,885)              447               159             4,181              (99)

 253,501           (11,032)            5,075           125,136            50,412           189,591          124,623
-------------------------------------------------------------------------------------------------------------------

 254,595            (8,523)            3,190           125,583            50,571           193,772          124,524
-------------------------------------------------------------------------------------------------------------------


 249,471           (12,995)            3,005           124,498            47,599           295,840          119,188
===================================================================================================================


                                                                     (Continued)

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                             Statement of Operations


==========================================================================================================================

                                                           Smith Barney        Travelers             CIS           CIS
                                                           MFS Mid Cap          Quality           Emerging       Mid Cap
                                                              Growth             Bond              Growth         Growth
                                                            Portfolio          Portfolio          Portfolio     Portfolio
--------------------------------------------------------------------------------------------------------------------------
 Investment income - dividends                             $     158                 -                28               103
--------------------------------------------------------------------------------------------------------------------------

 Expenses:
     Mortality and expense risk fees                           7,440             1,816                41               793
     Daily administrative charges                                334               125                 1                10
--------------------------------------------------------------------------------------------------------------------------

 Total expenses                                                7,774             1,941                42               803
--------------------------------------------------------------------------------------------------------------------------

 Net investment income (loss)                                 (7,616)           (1,941)              (14)             (700)
--------------------------------------------------------------------------------------------------------------------------


 Realized and unrealized gain (loss) on investments:
         Realized gain distributions                               -                 -                 -                 -
         Realized gain (loss) on sale of
            investments                                          856               116                 -                17
         Change in unrealized gain
            (loss) on investments                            280,490             1,313             1,180             8,218
--------------------------------------------------------------------------------------------------------------------------

 Net gain (loss) on investments                              281,346             1,429             1,180             8,235
--------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets
     resulting from operations                             $ 273,730              (512)            1,166             7,535
==========================================================================================================================


See accompanying notes to financial statements.

========================================================

                     CIS                        Equity
   CIS             Growth &          CIS         Index
  Growth            Income        Government   Portfolio
Portfolio         Portfolio       Portfolio    Class II
--------------------------------------------------------
    186             318             361               -
--------------------------------------------------------


  1,086             540              43             622
     45              37               2              35
--------------------------------------------------------

  1,131             577              45             657
--------------------------------------------------------

   (945)           (259)            316            (657)
--------------------------------------------------------




      -               -               -               -

    366             240              (1)            630

 23,792          11,689            (760)         14,269
--------------------------------------------------------

 24,158          11,929            (761)         14,899
--------------------------------------------------------


 23,213          11,670            (445)         14,242
========================================================

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                       Statement of Changes in Net Assets

                      For the year ended December 31, 1999

================================================================================================================================

                                                  AIM V.I.         AIM V.I.            AIM           AIM V.I.        AIM V.I.
                                                   Capital        Government          V.I.          Growth and     International
                                                Appreciation        Series           Growth           Income          Equity
                                                    Fund             Fund             Fund             Fund            Fund
--------------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) in net assets
     resulting from operations:
         Net investment income (loss)           $   (49,997)          60,573          (16,300)         (22,833)          (5,288)
         Realized gain distributions                144,940                -           95,567           27,345          214,970
         Realized gain (loss) on sale of
            investments                             355,939           36,947           90,815          254,595           96,603
         Change in unrealized gain
            (loss) on investments                 1,734,569         (151,964)         503,034        1,602,447        2,498,323
--------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from operations                              2,185,451          (54,444)         673,116        1,861,554        2,804,608
--------------------------------------------------------------------------------------------------------------------------------

 Capital transactions:
     Contract deposits                              666,110          863,085          413,427          837,789          598,893
     Transfers between funds                        (19,503)        (214,920)         488,403        1,449,465           73,206
     Transfers to (from) Citicorp Life
         Insurance Company                          438,408          217,873          225,143          185,648          331,745
     Annual administrative charges                     (653)            (271)            (335)            (535)            (603)
     Death benefits                                       -                -                -                -                -
     Contract withdrawals                          (579,656)        (198,388)         (89,453)        (225,058)        (175,438)
--------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from capital transactions                      504,706          667,379        1,037,186        2,247,309          827,803
--------------------------------------------------------------------------------------------------------------------------------

 Total increase in net assets                     2,690,157          612,935        1,710,302        4,108,863        3,632,411

 Net assets at beginning of period                4,427,099        1,802,601        1,357,920        3,969,985        4,510,240
--------------------------------------------------------------------------------------------------------------------------------

 Net assets at end of period                    $ 7,117,256        2,415,536        3,068,222        8,078,848        8,142,651
================================================================================================================================


See accompanying notes to financial statements.

===================================================================================================================================

     AIM            CitiSelect        CitiSelect      CitiSelect      CitiSelect        Fidelity        Fidelity         Fidelity
     V.I.              VIP               VIP              VIP             VIP          VIP Equity         VIP            VIP High
    Value             Folio             Folio            Folio           Folio           Income          Growth           Income
     Fund              200               300              400             500           Portfolio      Portfolio        Portfolio
-----------------------------------------------------------------------------------------------------------------------------------


    (92,712)         (30,214)         (37,080)         (19,582)         (11,224)          22,454          (84,954)         250,283
    228,475           14,874                -                -                -          269,982          568,244           10,972

    674,091          (56,711)          45,844          (45,514)        (155,117)         146,047          272,465         (134,118)

  2,548,428           82,721          141,186          199,419          299,103            6,800        2,047,749          120,804
-----------------------------------------------------------------------------------------------------------------------------------


  3,358,282           10,670          149,950          134,323          132,762          445,283        2,803,504          247,941
-----------------------------------------------------------------------------------------------------------------------------------


  2,901,682          194,547          164,102           43,087           38,008        1,923,559        2,989,027        1,190,148
  1,526,332         (994,216)      (2,404,941)      (1,244,725)        (313,915)         (81,884)       1,865,377          (54,439)

    844,471          (19,248)        (522,347)        (128,395)        (203,737)         517,765          658,286          249,002
     (1,401)            (645)            (840)            (771)            (645)          (1,058)            (725)            (290)
          -                -                -                -                -                -                -                -
   (906,063)        (308,702)        (276,572)        (272,784)        (247,422)        (506,552)        (822,286)        (230,960)
-----------------------------------------------------------------------------------------------------------------------------------


  4,365,021       (1,128,264)      (3,040,599)      (1,603,588)        (727,711)       1,851,831        4,689,679        1,153,461
-----------------------------------------------------------------------------------------------------------------------------------

  7,723,303       (1,117,594)      (2,890,649)      (1,469,265)        (594,949)       2,297,114        7,493,183        1,401,402

  8,796,520        4,381,322        6,996,929        3,609,257        1,761,922        7,902,380        4,688,810        3,139,400
-----------------------------------------------------------------------------------------------------------------------------------

 16,519,823        3,263,728        4,106,280        2,139,992        1,166,973       10,199,494       12,181,993        4,540,802
===================================================================================================================================


                                                                     (Continued)

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                       Statement of Changes in Net Assets

================================================================================================================================

                                                  Fidelity         Fidelity        Fidelity         CitiFunds
                                                     VIP            VIP II          VIP II          Small Cap            MFS
                                                  Overseas        Contrafund       Index 500      Growth V.I.P.         Bond
                                                  Portfolio       Portfolio        Portfolio        Portfolio          Series
--------------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) in net assets
     resulting from operations:
         Net investment income (loss)           $     5,404          (69,540)         (36,170)          (5,243)          42,126
         Realized gain distributions                 43,461          252,058           89,922                -            5,656
         Realized gain (loss) on sale of
            investments                              49,655          440,774          644,495          (18,891)          25,327
         Change in unrealized gain
            (loss) on investments                   711,981        1,474,930        2,215,976          213,222         (163,366)
--------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from operations                                810,501        2,098,222        2,914,223          189,088          (90,257)
--------------------------------------------------------------------------------------------------------------------------------

 Capital transactions:
     Contract deposits                              316,397        2,491,363        2,801,609           19,463          844,014
     Transfers between funds                         98,387          809,928         (126,805)         (42,539)         (76,353)
     Transfers to (from) Citicorp Life
         Insurance Company                           93,592          566,242        1,697,036           92,868           95,739
     Annual administrative charges                     (150)            (853)          (1,956)             (45)            (265)
     Death benefits                                       -                -                -                -                -
     Contract withdrawals                           (93,241)        (454,168)        (637,944)         (30,382)        (197,150)
--------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from capital transactions                      414,985        3,412,513        3,731,940           39,556          665,986
--------------------------------------------------------------------------------------------------------------------------------

 Total increase in net assets                     1,225,486        5,510,735        6,646,163          228,644          575,729

 Net assets at beginning of period                1,713,730        6,728,227       12,297,221          498,755        2,545,641
--------------------------------------------------------------------------------------------------------------------------------

 Net assets at end of period                    $ 2,939,216       12,238,962       18,943,384          727,399        3,121,370
================================================================================================================================


See accompanying notes to financial statements.

==================================================================================================================

     MFS               MFS                               MFS              MFS           Travelers       Travelers
  Emerging            Money             MFS             Total            World          High Yield        Money
   Growth             Market          Research         Return         Government        Bond Trust        Market
   Series             Series           Series          Series           Series             Fund         Portfolio
------------------------------------------------------------------------------------------------------------------


    (99,219)          92,642          (57,056)          49,343           20,500           (1,702)             617
          -                -           70,171          199,752                -                -                -

    764,677                6          473,775          185,268            3,067             (120)               -

  5,762,482                1        1,033,672         (309,408)         (38,853)           2,929                -
------------------------------------------------------------------------------------------------------------------


  6,427,940           92,649        1,520,562          124,955          (15,286)           1,107              617
------------------------------------------------------------------------------------------------------------------


  1,370,714          515,355          945,664          890,355           45,100          106,359           33,337
    416,060       (1,236,952)         (76,561)         241,760          (81,165)               -                -

    235,864           29,774          120,149          304,039           54,789          279,186           73,903
       (885)            (334)            (628)            (569)             (52)               -                -
          -                -                -                -                -                -                -
   (757,483)        (431,212)        (615,688)        (460,216)         (38,441)          (2,846)          (2,486)
------------------------------------------------------------------------------------------------------------------


  1,264,270       (1,123,368)         372,936          975,368          (19,771)         382,699          104,754
------------------------------------------------------------------------------------------------------------------

  7,692,210       (1,030,719)       1,893,498        1,100,323          (35,057)         383,806          105,371

  7,282,593        3,159,180        5,996,386        5,124,375          447,418                -                -
------------------------------------------------------------------------------------------------------------------

 14,974,803        2,128,461        7,889,884        6,224,698          412,361          383,806          105,371
==================================================================================================================


                                                                     (Continued)

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                       Statement of Changes in Net Assets

===========================================================================================================================

                                                  Salomon Brothers   Salomon Brothers    Salomon Brothers  Salomon Brothers
                                                      Variable        Variable High          Variable          Variable
                                                       Capital          Yield Bond          Investors        Total Return
                                                        Fund               Fund                Fund              Fund
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
    resulting from operations:
        Net investment income (loss)                $     (31)            20,238             (1,253)            12,396
        Realized gain distributions                    14,813                  -                  -                  -
        Realized gain (loss) on sale of
           investments                                  2,037                 76               (646)            (1,583)
        Change in unrealized gain
           (loss) on investments                       13,780            (14,967)            14,303            (24,546)
---------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets resulting
    from operations                                    30,599              5,347             12,404            (13,733)
---------------------------------------------------------------------------------------------------------------------------

Capital transactions:
    Contract deposits                                 384,037            128,320            651,096            559,982
    Transfers between funds                                (1)                (1)            30,189            (40,131)
    Transfers to (from) Citicorp Life
        Insurance Company                             127,797            121,070            200,022            160,012
    Annual administrative charges
    Death benefits
    Contract withdrawals                               (1,031)            (5,098)              (654)            (2,205)
---------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets resulting
    from capital transactions                         510,802            244,291            880,653            677,658
---------------------------------------------------------------------------------------------------------------------------

Total increase in net assets                          541,401            249,638            893,057            663,925

Net assets at beginning of period                           -                  -                  -                  -
---------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                         $ 541,401            249,638            893,057            663,925
===========================================================================================================================


See accompanying notes to financial statements.

==================================================================================================================================

Smith Barney          Smith Barney        Smith Barney         Franklin          Templeton
AIM Capital            MFS Total        Putnam Diversi-        Small Cap       International        Smith Barney      Smith Barney
Appreciation             Return           fied Income         Investment            Fund             Large Cap        MFS Research
 Portfolio             Portfolio           Portfolio           Portfolio          Class II           Portfolio          Portfolio
----------------------------------------------------------------------------------------------------------------------------------


    (5,124)             (4,472)               (185)             (1,085)             (2,972)            102,068              (5,336)
         -               4,409                   -                   -                   -                   -                   -

     1,094              (1,900)             (1,885)                447                 159               4,181                 (99)

   253,501             (11,032)              5,075             125,136              50,412             189,591             124,623
----------------------------------------------------------------------------------------------------------------------------------


   249,471             (12,995)              3,005             124,498              47,599             295,840             119,188
----------------------------------------------------------------------------------------------------------------------------------


   578,365             677,166             167,967             183,848             327,208           1,577,607             649,142
    (1,475)                  2                   -               1,284               5,393                (448)                  1

   506,674             216,215             151,508             258,925             224,953             721,800             206,280


    (2,501)            (11,958)               (816)                  -              (1,104)            (10,160)             (2,511)
----------------------------------------------------------------------------------------------------------------------------------


 1,081,063             881,425             318,659             444,057             556,450           2,288,799             852,912
----------------------------------------------------------------------------------------------------------------------------------

 1,330,534             868,430             321,664             568,555             604,049           2,584,639             972,100

         -                   -                   -                   -                   -                   -                   -
----------------------------------------------------------------------------------------------------------------------------------

 1,330,534             868,430             321,664             568,555             604,049           2,584,639             972,100
==================================================================================================================================


                                                                     (Continued)

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                       Statement of Changes in Net Assets

===============================================================================================================================

                                                   Smith Barney             Travelers                 CIS               CIS
                                                    MFS Mid Cap              Quality               Emerging           Mid Cap
                                                      Growth                  Bond                  Growth            Growth
                                                     Portfolio              Portfolio              Portfolio         Portfolio
-------------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) in net assets
     resulting from operations:
         Net investment income (loss)               $    (7,616)              (1,941)                 (14)                (700)
         Realized gain distributions                          -                    -                    -                    -
         Realized gain (loss) on sale of
            investments                                     856                  116                    -                   17
         Change in unrealized gain
            (loss) on investments                       280,490                1,313                1,180                8,218
-------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from operations                                    273,730                 (512)               1,166                7,535
-------------------------------------------------------------------------------------------------------------------------------

 Capital transactions:
     Contract deposits                                  572,539              151,857                4,955               40,770
     Transfers between funds                              5,184                    3                    -
     Transfers to (from) Citicorp Life
         Insurance Company                              292,183              174,865                  833               24,886
     Annual administrative charges
     Death benefits
     Contract withdrawals                                (2,282)                (191)
-------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from capital transactions                          867,624              326,534                5,788               65,656
-------------------------------------------------------------------------------------------------------------------------------

 Total increase in net assets                         1,141,354              326,022                6,954               73,191

 Net assets at beginning of period                            -                                         -                    -
-------------------------------------------------------------------------------------------------------------------------------

 Net assets at end of period                        $ 1,141,354              326,022                6,954               73,191
===============================================================================================================================


See accompanying notes to financial statements.

===============================================================

                      CIS                               Equity
   CIS             Growth &             CIS             Index
  Growth            Income          Government        Portfolio
Portfolio          Portfolio         Portfolio         Class II
---------------------------------------------------------------


    (945)             (259)              316              (657)
       -                 -                 -                 -

     366               240                (1)              630

  23,792            11,689              (760)           14,269
---------------------------------------------------------------


  23,213            11,670              (445)           14,242
---------------------------------------------------------------


 162,443           111,087            22,298           279,142
       1                 -                                  (1)

  36,829            26,282               512            34,640


    (703)             (509)                -              (249)
---------------------------------------------------------------


 198,570           136,860            22,810           313,532
---------------------------------------------------------------

 221,783           148,530            22,365           327,774

       -                 -                 -                 -
---------------------------------------------------------------

 221,783           148,530            22,365           327,774
===============================================================

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                       Statement of Changes in Net Assets

                      For the year ended December 31, 1998

==================================================================================================================================

                                                    AIM V.I.          AIM V.I.            AIM           AIM V.I.       AIM V.I.
                                                     Capital         Government          V.I.          Growth and    International
                                                  Appreciation         Series           Growth           Income         Equity
                                                      Fund              Fund             Fund             Fund           Fund
----------------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) in net assets
     resulting from operations:
         Net investment income (loss)            $   (29,829)          37,873           (4,398)         (10,324)          (2,797)
         Realized gain distributions                 111,200                -           80,655           37,925                -
         Realized gain (loss) on sale of
            investments                               16,814           15,927           27,313           47,829           33,457
         Change in unrealized gain
            (loss) on investments                    453,648           13,731          158,081          541,047          305,855
----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from operations                                 551,833           67,531          261,651          616,477          336,515
----------------------------------------------------------------------------------------------------------------------------------

 Capital transactions:
     Contract deposits                             1,640,323        1,005,051          610,673        2,330,427        1,648,046
     Transfers between funds                          25,766          170,026          107,960           30,714           (3,088)
     Transfers to (from) Citicorp Life
         Insurance Company                            82,085           35,440           10,022           71,782          149,400
     Annual administrative charges                      (441)             (21)            (125)            (139)            (427)
     Death benefits                                        -                -                -                -                -
     Contract withdrawals                            (30,462)         (83,100)         (13,633)         (58,503)         (88,542)
----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from capital transactions                     1,717,271        1,127,396          714,897        2,374,281        1,705,389
----------------------------------------------------------------------------------------------------------------------------------

 Total increase in net assets                      2,269,104        1,194,927          976,548        2,990,758        2,041,904

 Net assets at beginning of period                 2,157,995          607,674          381,372          979,227        2,468,336
----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                      $ 4,427,099        1,802,601        1,357,920        3,969,985        4,510,240
==================================================================================================================================


See accompanying notes to financial statements.

==================================================================================================================================

    AIM           CitiSelect       CitiSelect       CitiSelect      CitiSelect        Fidelity          Fidelity         Fidelity
   V.I.               VIP              VIP              VIP             VIP          VIP Equity           VIP            VIP High
   Value             Folio            Folio            Folio           Folio           Income            Growth           Income
   Fund               200              300              400             500          Portfolio         Portfolio        Portfolio
----------------------------------------------------------------------------------------------------------------------------------


   (20,787)         146,747          147,201           23,992          245,419          (16,905)         (20,830)          58,193
   359,068           51,304           71,922           67,228           76,388          150,892          183,762           51,337

    62,263          195,689           60,234           45,165          862,110           62,518           21,558              (96)

 1,170,050         (100,351)         (27,072)        (150,217)        (645,554)         160,174          747,119         (301,743)
----------------------------------------------------------------------------------------------------------------------------------


 1,570,594          293,389          252,285          (13,832)         538,363          356,679          931,609         (192,309)
----------------------------------------------------------------------------------------------------------------------------------


 4,712,758        2,044,233        3,762,009        1,694,019          902,179        4,558,466        2,042,497        2,384,000
    11,270          (30,312)        (543,422)        (722,147)        (135,047)         264,257          468,172           45,331

   199,728       (2,470,893)          29,854         (289,936)      (7,425,682)          77,503           40,231           38,102
      (464)            (483)            (766)            (757)            (545)            (352)            (231)             (60)
         -                -                -                -                -          (20,513)               -                -
  (195,371)        (248,254)         (85,219)        (146,266)        (135,916)         (88,397)         (99,647)         (67,715)
----------------------------------------------------------------------------------------------------------------------------------


 4,727,921         (705,709)       3,162,456          534,913       (6,795,011)       4,790,964        2,451,022        2,399,658
----------------------------------------------------------------------------------------------------------------------------------

 6,298,515         (412,320)       3,414,741          521,081       (6,256,648)       5,147,643        3,382,631        2,207,349

 2,498,005        4,793,642        3,582,188        3,088,176        8,018,570        2,754,737        1,306,179          932,051
----------------------------------------------------------------------------------------------------------------------------------

 8,796,520        4,381,322        6,996,929        3,609,257        1,761,922        7,902,380        4,688,810        3,139,400
==================================================================================================================================


                                                                     (Continued)

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                       Statement of Changes in Net Assets

=================================================================================================================================

                                                  Fidelity           Fidelity        Fidelity         CitiFunds
                                                     VIP              VIP II          VIP II          Small Cap          MFS
                                                  Overseas          Contrafund       Index 500      Growth V.I.P.        Bond
                                                  Portfolio         Portfolio        Portfolio        Portfolio         Series
---------------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) in net assets
     resulting from operations:
         Net investment income (loss)            $     6,906          (28,090)         (33,151)          (3,620)          35,004
         Realized gain distributions                  68,590          107,270           86,245           55,493              545
         Realized gain (loss) on sale of
            investments                               (9,947)          40,614           93,692          422,034           21,416
         Change in unrealized gain
            (loss) on investments                     14,618          992,268        1,417,958         (324,158)          39,177
---------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from operations                                  80,167        1,112,062        1,564,744          149,749           96,142
---------------------------------------------------------------------------------------------------------------------------------

 Capital transactions:
     Contract deposits                               581,922        2,994,798        6,081,289          428,801        1,408,925
     Transfers between funds                        (166,413)         526,163        1,848,471          (27,452)         195,281
     Transfers to (from) Citicorp Life
         Insurance Company                            62,498          242,619          183,533       (2,240,493)          42,067
     Annual administrative charges                       (87)            (450)            (499)             (64)             (53)
     Death benefits                                        -                -                -                -          (19,528)
     Contract withdrawals                             (6,684)         (63,218)        (117,192)          (2,722)        (105,567)
---------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from capital transactions                       471,236        3,699,912        7,995,602       (1,841,930)       1,521,125
---------------------------------------------------------------------------------------------------------------------------------

 Total increase in net assets                        551,403        4,811,974        9,560,346       (1,692,181)       1,617,267

 Net assets at beginning of period                 1,162,327        1,916,253        2,736,875        2,190,936          928,374
---------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                      $ 1,713,730        6,728,227       12,297,221          498,755        2,545,641
=================================================================================================================================


See accompanying notes to financial statements.

===========================================================================

    MFS             MFS                               MFS            MFS
  Emerging         Money             MFS             Total          World
   Growth          Market          Research         Return       Government
   Series          Series           Series          Series         Series
---------------------------------------------------------------------------


   (24,768)        160,060          31,846          29,314            (590)
     8,937               -           7,851          19,885               -

   117,283               -          63,673          53,013           4,219

 1,202,739               -         693,248         243,579          21,572
---------------------------------------------------------------------------


 1,304,191         160,060         796,618         345,791          25,201
---------------------------------------------------------------------------


 2,543,515       2,344,165       2,046,454       2,185,703         148,502
   707,074      (3,148,486)       (105,836)        533,134         (51,420)

    85,740         173,352         392,120         270,312          15,416
      (424)           (230)           (325)           (257)            (24)
   (13,419)              -         (24,708)              -               -
   (52,248)        (49,529)        (67,671)        (63,758)        (22,973)
---------------------------------------------------------------------------


 3,270,238        (680,728)      2,240,034       2,925,134          89,501
---------------------------------------------------------------------------

 4,574,429        (520,668)      3,036,652       3,270,925         114,702

 2,708,164       3,679,848       2,959,734       1,853,450         332,716
---------------------------------------------------------------------------

 7,282,593       3,159,180       5,996,386       5,124,375         447,418
===========================================================================

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                          Notes to Financial Statements

                           December 31, 1999 and 1998



(1)   HISTORY

      Citicorp Life Insurance Company Variable Annuity Separate Account (the Account) is a separate investment account maintained under the provisions of Arizona Insurance Law by Citicorp Life Insurance Company (the Company), an indirect subsidiary of Citigroup. The Account operates as a unit investment trust registered under the Investment Company Act of 1940, as amended, and supports the operations of the Company's individual flexible premium deferred variable annuity contracts (the contracts). The Account invests in portfolios of the following funds:

              -    Variable Annuity Portfolios:
                   -    CitiSelect VIP Folio 200,
                   -    CitiSelect VIP Folio 300,
                   -    CitiSelect VIP Folio 400,
                   -    CitiSelect VIP Folio 500, and
                   -    CitiFunds Small Cap Growth V.I.P. Portfolio.*
              -    AIM Variable Insurance Funds, Inc.:
                   -    AIM V.I. Capital Appreciation Fund,
                   -    AIM V.I. Government Series Fund,
                   -    AIM V.I. Growth Fund,
                   -    AIM V.I. Growth and Income Fund,
                   -    AIM V.I. International Equity Fund, and
                   -    AIM V.I. Value Fund.
              -    Fidelity Variable Insurance Products Funds:
                   -    Fidelity VIP Equity Income Portfolio,
                   -    Fidelity VIP Growth Portfolio,
                   -    Fidelity VIP High Income Portfolio,
                   -    Fidelity VIP Overseas Portfolio,
                   -    Fidelity VIP II Contrafund Portfolio, and
                   -    Fidelity VIP II Index 500 Portfolio.
              -    MFS Variable Insurance Trust:
                   -    MFS Bond Series,
                   -    MFS Emerging Growth Series,
                   -    MFS Money Market Series,
                   -    MFS Research Series,
                   -    MFS Total Return Series, and
                   -    MFS World Government Series.
              -    The Travelers Series Trust
                   -    Large Cap Portfolio,
                   -    MFS Mid Cap Stock Portfolio,
                   -    MFS Research Portfolio, and
                   -    Travelers Quality Bond Portfolio.
              -    The Travelers Money Market Portfolio.
              -    The Travelers High Yield Bond Trust.
              -    The Travelers Series Funds
                   -    AIM Capital Appreciation Portfolio,
                   -    MFS Total Return Portfolio, and
                   -    Putnam Diversified Income Portfolio.
              -    Salomon Brothers Variable Series Funds, Inc.
                   -    Capital Fund,

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                          Notes to Financial Statements

                           December 31, 1999 and 1998


                  -    Investors Fund,
                  -    Total Return Fund, and
                  -    High Yield Bond Fund.
              -   Templeton Variable Products Series Fund
                  -    Franklin Small Cap Investments Fund, and
                  -    Templeton International Fund.
              -   Concert Investments Series
                  -    Select Emerging Growth Portfolio,
                  -    Select Mid Cap Portfolio,
                  -    Select Growth Portfolio,
                  -    Select Growth and Income Portfolio, and
                  -    Select Government Portfolio.
              -   Greenwich Street Series Fund
                  -    Equity Index Portfolio Class II.

              * Formerly known as Landmark Small Cap Equity VIP Fund through February 28, 1998

        The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the contracts is not chargeable with liabilities arising out of any other business conducted by the Company.

        In addition to the Account, a contract owner may also allocate funds to the General Account, which is part of the Company's general account. Amounts allocated to the General Account are credited with a guaranteed rate of interest for one year. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933, and the General Account has not been registered as an investment company under the Investment Company Act of 1940.

  (2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        The following is a summary of significant accounting policies followed by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

        (a)   INVESTMENT VALUATION

              The investment in the fund is stated at market value, which is the net asset value of each of the respective series as determined by the Fund at the close of business on the last working day of the period.

        (b)   ACCOUNTING FOR INVESTMENTS

              Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. The cost of investments sold is generally determined on the specific identification method.

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                          Notes to Financial Statements

                           December 31, 1999 and 1998



        (c)   FEDERAL INCOME TAXES

              The Company is taxed under federal law as a life insurance company. The Account is part of the Company's total operations, and is not taxed separately. Under existing law, no taxes are payable on investment income and realized capital gains of the Account.

        (d)   USE OF ESTIMATES

              The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3)     CONTRACT CHARGES

        Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation, and are equivalent on an annual basis to 1.25% ("Base - 140 Basis Points" and "Citi-Elite") and 0.84% ("Base - 99 Basis Points" and "GMIB") of the net assets of the contracts.

        An annual contract fee of $30 is assessed against each contract on its anniversary date by surrendering units. Daily charges for administrative expenses are assessed through the daily unit value calculation, and are equivalent on an annual basis to 0.15% of the net assets of the contracts.

        The contracts provide that in the event that a contract owner withdraws all or a portion of the contract value within five contract years, a deferred sales charge will be assessed. The deferred sales charge is based on a table of charges, of which the maximum charge is currently 7% of the purchase payments withdrawn. During each contract year, up to 10% of purchase payments less any prior withdrawal of purchase payments may be withdrawn without a deferred sales charge.

        Premium taxes may be applicable, depending on the laws of various jurisdictions. Various states and other governmental entities levy a premium tax on annuity contracts issued by insurance companies.

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                          Notes to Financial Statements

                           December 31, 1999 and 1998



  (4)   PURCHASES OF INVESTMENTS

        For the year ended December 31, 1999, investment activity in each of the respective funds was as follows:

========================================================================================================================
                                                                                           Cost of          Proceeds
                Shares of                                                                 purchases        from sales
------------------------------------------------------------------------------------------------------------------------

        Variable Annuity Portfolios:
            CitiSelect VIP Folio 200                                                  $        238,568        1,386,109
            CitiSelect VIP Folio 300                                                           249,986        3,333,886
            CitiSelect VIP Folio 400                                                           209,765        1,836,311
            CitiSelect VIP Folio 500                                                            42,782          783,295
            CitiFunds Small Cap Growth V.I.P. Portfolio                                        129,248           95,372

        AIM Variable Insurance Funds, Inc.:
            AIM V.I. Capital Appreciation Fund                                               1,687,865        1,091,846
            AIM V.I. Government Series Fund                                                  1,370,425          644,005
            AIM V.I. Growth Fund                                                             1,457,026          341,667
            AIM V.I. Growth and Income Fund                                                  3,073,784          825,217
            AIM V.I. International Equity Fund                                               1,463,936          430,262
            AIM V.I. Value Fund                                                              6,575,243        2,081,760

        Fidelity Variable Insurance Products Funds:
            Fidelity VIP Equity Income Portfolio                                             3,167,284        1,029,759
            Fidelity VIP Growth Portfolio                                                    6,233,581        1,064,387
            Fidelity VIP High Income Portfolio                                               2,291,726          879,741
            Fidelity VIP Overseas Portfolio                                                    810,201          347,817
            Fidelity VIP II Contrafund Portfolio                                             4,895,766        1,306,192
            Fidelity VIP II Index 500 Portfolio                                              5,771,742        1,996,546

        MFS Variable Insurance Trust:
            MFS Bond Series                                                                  1,549,633          838,070
            MFS Emerging Growth Series                                                       2,834,621        1,675,565
            MFS Money Market Series                                                          4,726,399        5,760,012
            MFS Research Series                                                              1,952,202        1,571,164
            MFS Total Return Series                                                          2,245,575        1,025,547
            MFS World Government Series                                                        151,439          151,115

        The Traveler Series Trust:
            Large Cap Portfolio                                                              2,466,538           75,600
            MFS Mid Cap Stock Portfolio                                                        915,513           55,474
            MFS Research Portfolio                                                             874,590           26,987
            Travelers Quality Bond Portfolio                                                   330,506            5,904

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                          Notes to Financial Statements

                           December 31, 1999 and 1998


========================================================================================================================
                                                                                           Cost of          Proceeds
                Shares of                                                                 purchases        from sales
------------------------------------------------------------------------------------------------------------------------

        The Travelers Money Market Portfolio                                          $        108,379            3,006

        The Travelers High Yield Bond Trust                                                    395,751           14,745

        The Travelers Series Fund:
            AIM Capital Appreciation Portfolio                                               1,130,364           54,389
            MFS Total Return Portfolio                                                         903,538           22,151
            Putnam Diversified Income Portfolio                                                351,686           33,204

        Salomon Brothers Variable Series Funds, Inc.:
            Capital Fund                                                                       601,666           76,067
            Investors Fund                                                                     922,434           43,010
            Total Return Fund                                                                  732,788           42,716
            High Yield Bond Fund                                                               284,282           19,746

        Templeton Variable Products Series Fund:
            Franklin Small Cap Investments Fund                                                444,710            1,722
            Templeton International Fund                                                       562,193            8,699

        Concert Investment Series:
            Select Emerging Growth Portfolio                                                     5,775                1
            Select Mid Cap Portfolio                                                            65,045               88
            Select Growth Portfolio                                                            202,466            4,834
            Select Growth and Income Portfolio                                                 141,338            4,734
            Select Government Portfolio                                                         23,144               17

        Greenwich Street Series Fund -
            Equity Index Portfolio Class II                                                    319,313            6,429
========================================================================================================================

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                          Notes to Financial Statements

                           December 31, 1999 and 1998

================================================================================

(5)     NET INCREASE IN ACCUMULATION UNITS

        For the years ended December 31, 1999 and 1998, transactions in accumulation units of contractholders of the Account were as follows:

===================================================================================================================================

                                                            1999
-----------------------------------------------------------------------------------------------------------------------------------
                                                           AIM V.I.        AIM V.I.          AIM          AIM V.I.      AIM V.I.
                                                            Capital       Government        V.I.         Growth and   International
                                                         Appreciation       Series         Growth          Income        Equity
                                                             Fund            Fund           Fund            Fund          Fund
-----------------------------------------------------------------------------------------------------------------------------------
                   BASE - 99 BASIS POINTS
         Units purchased                                    195,512         109,299         129,470         100,047         128,892
         Units withdrawn and contract charges              (243,450)       (160,501)        (52,207)       (123,654)       (123,997)
         Units transferred between funds                    194,669         (17,385)        359,234         973,669         269,010
-----------------------------------------------------------------------------------------------------------------------------------

         Net increase                                       146,731         (68,587)        436,497         950,062         273,905

         Units at beginning of period                     2,195,417       1,596,060         784,810       2,586,910       3,742,014
-----------------------------------------------------------------------------------------------------------------------------------

         Units at end of period                           2,342,148       1,527,473       1,221,307       3,536,972       4,015,919
===================================================================================================================================
                   BASE - 140 BASIS POINTS
         Units purchased                                    147,504         662,872         146,112         446,776         357,849
         Units withdrawn and contract charges                (3,890)        (19,158)           (134)         (9,219)        (13,142)
         Units transferred between funds                     22,638          20,111          35,829          55,381          60,637
-----------------------------------------------------------------------------------------------------------------------------------

         Net increase                                       166,252         663,825         181,807         492,938         405,344

         Units at beginning of period                             -               -               -               -               -
-----------------------------------------------------------------------------------------------------------------------------------

         Units at end of period                             166,252         663,825         181,807         492,938         405,344
===================================================================================================================================

                           GMIB
         Units purchased                                    (10,799)              -         (35,013)        (27,817)              -
         Units withdrawn and contract charges                     -               -               -               -          (2,734)
         Units transferred between funds                    (24,589)              -               -               -          (8,823)
-----------------------------------------------------------------------------------------------------------------------------------

         Net increase                                       (35,388)              -         (35,013)        (27,817)        (11,557)

         Units at beginning of period                        52,223               -          61,373          68,966          27,560
-----------------------------------------------------------------------------------------------------------------------------------

         Units at end of period                              16,835               -          26,360          41,149          16,003
===================================================================================================================================

                         CITI-ELITE
         Units purchased                                          -               -               -               -               -
         Units withdrawn and contract charges                     -               -               -               -               -
         Units transferred between funds                          -               -               -               -               -
-----------------------------------------------------------------------------------------------------------------------------------

         Net increase                                             -               -               -               -               -

         Units at beginning of period                             -               -               -               -               -
-----------------------------------------------------------------------------------------------------------------------------------

         Units at end of period                                   -               -               -               -               -
===================================================================================================================================

===================================================================================================================================






===================================================================================================================================

                                                                1999
-----------------------------------------------------------------------------------------------------------------------------------
    AIM          CitiSelect     CitiSelect    CitiSelect     CitiSelect      Fidelity      Fidelity         Fidelity      Fidelity
   V.I.             VIP            VIP            VIP            VIP        VIP Equity        VIP           VIP High        VIP
   Value           Folio          Folio          Folio          Folio         Income        Growth           Income       Overseas
   Fund             200            300            400            500        Portfolio      Portfolio       Portfolio     Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
   764,108         59,142         59,481         34,126         33,643        606,163        253,139        374,191         62,644
  (449,656)      (276,662)      (243,923)      (224,942)      (213,946)      (310,124)      (259,184)      (176,337)       (63,232)
 1,205,519       (835,322)    (2,572,742)    (1,208,423)      (463,333)       214,184        836,477        234,952        118,148
-----------------------------------------------------------------------------------------------------------------------------------

 1,519,971     (1,052,842)    (2,757,184)    (1,399,239)      (643,636)       510,223        830,432        432,806        117,560

 5,351,283      3,875,575      6,153,461      2,901,724      1,566,185      5,786,776      1,821,491      2,915,521      1,400,538
-----------------------------------------------------------------------------------------------------------------------------------

 6,871,254      2,822,733      3,396,277      1,502,485        922,549      6,296,999      2,651,923      3,348,327      1,518,098
===================================================================================================================================

 1,072,125        115,383         26,527              -              -        821,596        889,575        683,537        186,384
   (52,650)             -           (849)             -              -        (45,310)       (19,888)       (26,957)        (6,214)
   199,155        (67,143)         1,763              -              -         98,260         55,208        (64,722)         6,027
-----------------------------------------------------------------------------------------------------------------------------------

 1,218,630         48,240         27,441              -              -        874,546        924,895        591,858        186,197

         -              -              -              -              -              -              -              -              -
-----------------------------------------------------------------------------------------------------------------------------------

 1,218,630         48,240         27,441              -              -        874,546        924,895        591,858        186,197
===================================================================================================================================


   (90,202)             -              -              -              -        (45,824)       (30,063)             -          1,653
      (252)             -              -        (24,111)             -           (268)          (163)             -              -
   (34,916)             -              -        (49,788)             -              -              -              -              -
-----------------------------------------------------------------------------------------------------------------------------------

  (125,370)             -              -        (73,899)             -        (46,092)       (30,226)             -          1,653

   301,230              -              -        370,583         36,504         97,858         65,677              -         13,941
-----------------------------------------------------------------------------------------------------------------------------------

   175,860              -              -        296,684         36,504         51,766         35,451              -         15,594
===================================================================================================================================


         -              -         65,596          5,166              -              -              -              -              -
         -              -            (98)             -              -              -              -              -              -
         -              -              -          5,394              -              -              -              -              -
-----------------------------------------------------------------------------------------------------------------------------------

         -              -         65,498         10,560              -              -              -              -              -

         -              -              -              -              -              -              -              -              -
-----------------------------------------------------------------------------------------------------------------------------------

         -              -         65,498         10,560              -              -              -              -              -
===================================================================================================================================

                                                                     (Continued)

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                          Notes to Financial Statements

                           December 31, 1999 and 1998

================================================================================

(5)     NET INCREASE IN ACCUMULATION UNITS, CONTINUED

        For the years ended December 31, 1999 and 1998, transactions in accumulation units of contractholders of the Account were as follows:

====================================================================================================================

                                                     1999
--------------------------------------------------------------------------------------------------------------------
                                           Fidelity       Fidelity         CitiFunds                         MFS
                                            VIP II         VIP II          Small Cap          MFS          Emerging
                                          Contrafund      Index 500      Growth V.I.P.       Bond           Growth
                                           Portfolio      Portfolio        Portfolio        Series          Series
--------------------------------------------------------------------------------------------------------------------
      BASE - 99 BASIS POINTS
Units purchased                             502,819         752,344          10,567         321,001         354,067
Units withdrawn and contract charges       (234,979)       (357,826)        (28,539)       (174,444)       (381,679)
Units transferred between funds             698,060         712,184         (10,298)        (67,778)        374,150
--------------------------------------------------------------------------------------------------------------------

Net increase                                965,900       1,106,702         (28,270)         78,779         346,538

Units at beginning of period              4,179,307       7,620,186         473,301       2,234,729       4,576,451
--------------------------------------------------------------------------------------------------------------------

Units at end of period                    5,145,207       8,726,888         445,031       2,313,508       4,922,989
====================================================================================================================
      BASE - 140 BASIS POINTS
Units purchased                           1,096,826       1,072,132           8,530         420,972         539,919
Units withdrawn and contract charges        (38,117)        (17,993)              -            (653)        (10,540)
Units transferred between funds             147,105         284,185               -          79,470          39,676
--------------------------------------------------------------------------------------------------------------------

Net increase                              1,205,814       1,338,324           8,530         499,789         569,055

Units at beginning of period                      -               -               -               -               -
--------------------------------------------------------------------------------------------------------------------

Units at end of period                    1,205,814       1,338,324           8,530         499,789         569,055
====================================================================================================================

            GMIB
Units purchased                             (72,896)       (117,900)              -               -         (54,577)
Units withdrawn and contract charges           (250)           (245)              -               -               -
Units transferred between funds             (15,098)        (32,039)              -               -         (31,003)
--------------------------------------------------------------------------------------------------------------------

Net increase                                (88,244)       (150,184)              -               -         (85,580)

Units at beginning of period                149,140         220,247               -               -         129,185
--------------------------------------------------------------------------------------------------------------------

Units at end of period                       60,896          70,063               -               -          43,605
====================================================================================================================

         CITI-ELITE
Units purchased                                   -               -          52,740               -               -
Units withdrawn and contract charges              -               -               -               -               -
Units transferred between funds                   -               -               -               -               -
--------------------------------------------------------------------------------------------------------------------

Net increase                                      -               -          52,740               -               -

Units at beginning of period                      -               -               -               -               -
--------------------------------------------------------------------------------------------------------------------

Units at end of period                            -               -          52,740               -               -
====================================================================================================================

=============================================================================================================






=============================================================================================================

                                                    1999
-------------------------------------------------------------------------------------------------------------
    MFS                              MFS              MFS         Travelers      Travelers   Salomon Brothers
   Money            MFS             Total            World       High Yield        Money         Variable
   Market         Research          Return        Government     Bond Trust        Market        Capital
   Series          Series           Series          Series          Fund         Portfolio         Fund
-------------------------------------------------------------------------------------------------------------
    50,271         204,817         225,351           2,247               -               -               -
  (372,061)       (383,487)       (333,769)        (33,923)              -               -               -
  (858,993)         31,160         253,926         (29,338)              -               -               -
-------------------------------------------------------------------------------------------------------------

(1,180,783)       (147,510)        145,508         (61,014)              -               -               -

 2,781,036       4,264,685       3,960,924         382,822               -               -               -
-------------------------------------------------------------------------------------------------------------

 1,600,253       4,117,175       4,106,432         321,808               -               -               -
=============================================================================================================

   399,235         459,030         455,848          36,697               -               -               -
   (14,135)        (11,290)              -               -               -               -
  (189,963)         13,968         165,413           7,165               -               -               -
-------------------------------------------------------------------------------------------------------------

   209,272         458,863         609,971          43,862               -               -               -

         -               -               -               -               -               -               -
-------------------------------------------------------------------------------------------------------------

   209,272         458,863         609,971          43,862               -               -               -
=============================================================================================================


         -               -               -               -               -               -               -
         -          (2,508)              -               -               -               -               -
         -               -               -               -               -               -               -
-------------------------------------------------------------------------------------------------------------

         -          (2,508)              -               -               -               -               -

         -          18,119               -               -               -               -               -
-------------------------------------------------------------------------------------------------------------

         -          15,611               -               -               -               -               -
=============================================================================================================


         -               -               -               -         110,629          33,266         364,485
         -               -               -               -          (2,890)         (2,462)           (988)
         -               -               -               -         280,080          72,690         124,055
-------------------------------------------------------------------------------------------------------------

         -               -               -               -         387,819         103,494         487,552

         -               -               -               -               -               -               -
-------------------------------------------------------------------------------------------------------------

         -               -               -               -         387,819         103,494         487,552
=============================================================================================================

                                                                     (Continued)

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                          Notes to Financial Statements

                           December 31, 1999 and 1998

================================================================================

(5)     NET INCREASE IN ACCUMULATION UNITS, CONTINUED

        For the years ended December 31, 1999 and 1998, transactions in accumulation units of contractholders of the Account were as follows:

===================================================================================================================

                                                          1999
-------------------------------------------------------------------------------------------------------------------
                                                Salomon Brothers   Salomon Brothers  Salomon Brothers  Smith Barney
                                                  Variable High        Variable          Variable       AIM Capital
                                                   Yield Bond          Investors       Total Return    Appreciation
                                                      Fund               Fund              Fund          Portfolio
-------------------------------------------------------------------------------------------------------------------
      BASE - 99 BASIS POINTS
Units purchased                                        -                  -                  -                  -
Units withdrawn and contract charges                   -                  -                  -                  -
Units transferred between funds                        -                  -                  -                  -
-------------------------------------------------------------------------------------------------------------------

Net increase                                           -                  -                  -                  -

Units at beginning of period                           -                  -                  -                  -
-------------------------------------------------------------------------------------------------------------------

Units at end of period                                 -                  -                  -                  -
===================================================================================================================
      BASE - 140 BASIS POINTS
Units purchased                                        -                  -                  -                  -
Units withdrawn and contract charges                   -                  -                  -                  -
Units transferred between funds                        -                  -                  -                  -
-------------------------------------------------------------------------------------------------------------------

Net increase                                           -                  -                  -                  -

Units at beginning of period                           -                  -                  -                  -
-------------------------------------------------------------------------------------------------------------------

Units at end of period                                 -                  -                  -                  -
===================================================================================================================

               GMIB
Units purchased                                        -                  -                  -                  -
Units withdrawn and contract charges                   -                  -                  -                  -
Units transferred between funds                        -                  -                  -                  -
-------------------------------------------------------------------------------------------------------------------

Net increase                                           -                  -                  -                  -

Units at beginning of period                           -                  -                  -                  -
-------------------------------------------------------------------------------------------------------------------

Units at end of period                                 -                  -                  -                  -
===================================================================================================================

           CITI-ELITE
Units purchased                                  128,192            649,723            561,624            508,104
Units withdrawn and contract charges              (5,049)              (634)            (2,268)            (2,119)
Units transferred between funds                  120,199            231,842            120,660            448,510
-------------------------------------------------------------------------------------------------------------------

Net increase                                     243,342            880,931            680,016            954,495

Units at beginning of period
-------------------------------------------------------------------------------------------------------------------

Units at end of period                           243,342            880,931            680,016            954,495
===================================================================================================================

==================================================================================================================================






==================================================================================================================================

                                                              1999
----------------------------------------------------------------------------------------------------------------------------------
Smith Barney        Smith Barney         Franklin           Templeton                                                 Smith Barney
 MFS Total        Putnam Diversi-        Small Cap        International       Smith Barney         Smith Barney        MFS Mid Cap
  Return            fied Income         Investment             Fund             Large Cap          MFS Research          Growth
 Portfolio           Portfolio           Portfolio           Class II           Portfolio           Portfolio           Portfolio
----------------------------------------------------------------------------------------------------------------------------------
         -                   -                   -                   -                   -                   -                   -
         -                   -                   -                   -                   -                   -                   -
         -                   -                   -                   -                   -                   -                   -
----------------------------------------------------------------------------------------------------------------------------------

         -                   -                   -                   -                   -                   -                   -

         -                   -                   -                   -                   -                   -                   -
----------------------------------------------------------------------------------------------------------------------------------

         -                   -                   -                   -                   -                   -                   -
==================================================================================================================================

         -                   -                   -                   -                   -                   -                   -
         -                   -                   -                   -                   -                   -                   -
         -                   -                   -                   -                   -                   -                   -
----------------------------------------------------------------------------------------------------------------------------------

         -                   -                   -                   -                   -                   -                   -

         -                   -                   -                   -                   -                   -                   -
----------------------------------------------------------------------------------------------------------------------------------

         -                   -                   -                   -                   -                   -                   -
==================================================================================================================================


         -                   -                   -                   -                   -                   -                   -
         -                   -                   -                   -                   -                   -                   -
         -                   -                   -                   -                   -                   -                   -
----------------------------------------------------------------------------------------------------------------------------------

         -                   -                   -                   -                   -                   -                   -

         -                   -                   -                   -                   -                   -                   -
----------------------------------------------------------------------------------------------------------------------------------

         -                   -                   -                   -                   -                   -                   -
==================================================================================================================================


   679,233             168,585             141,659             307,398           1,471,270             616,943             482,936
   (12,115)               (811)                                 (1,053)             (9,162)             (2,364)             (1,980)
   212,986             151,417             212,294             216,765             647,141             191,341             245,788
----------------------------------------------------------------------------------------------------------------------------------

   880,104             319,191             353,953             523,110           2,109,249             805,920             726,744


----------------------------------------------------------------------------------------------------------------------------------

   880,104             319,191             353,953             523,110           2,109,249             805,920             726,744
==================================================================================================================================

                                                                     (Continued)

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                          Notes to Financial Statements

                           December 31, 1999 and 1998

================================================================================

(5)     NET INCREASE IN ACCUMULATION UNITS, CONTINUED

        For the years ended December 31, 1999 and 1998, transactions in accumulation units of contractholders of the Account were as follows:

===================================================================================================================================

                                                        1999
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Travelers           CIS             CIS                               CIS
                                                       Quality         Emerging         Mid Cap             CIS           Growth &
                                                        Bond            Growth          Growth            Growth           Income
                                                      Portfolio        Portfolio       Portfolio         Portfolio        Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
       BASE - 99 BASIS POINTS
Units purchased                                            -                 -                 -                 -                -
Units withdrawn and contract charges                       -                 -                 -                 -                -
Units transferred between funds                            -                 -                 -                 -                -
-----------------------------------------------------------------------------------------------------------------------------------

Net increase                                               -                 -                 -                 -                -

Units at beginning of period                               -                 -                 -                 -                -
-----------------------------------------------------------------------------------------------------------------------------------

Units at end of period                                     -                 -                 -                 -                -
===================================================================================================================================
       BASE - 140 BASIS POINTS
Units purchased                                            -                 -                 -                 -                -
Units withdrawn and contract charges                       -                 -                 -                 -                -
Units transferred between funds                            -                 -                 -                 -                -
-----------------------------------------------------------------------------------------------------------------------------------

Net increase                                               -                 -                 -                 -                -

Units at beginning of period                               -                 -                 -                 -                -
-----------------------------------------------------------------------------------------------------------------------------------

Units at end of period                                     -                 -                 -                 -                -
===================================================================================================================================

              GMIB
Units purchased                                            -                 -                 -                 -                -
Units withdrawn and contract charges                       -                 -                 -                 -                -
Units transferred between funds                            -                 -                 -                 -                -
-----------------------------------------------------------------------------------------------------------------------------------

Net increase                                               -                 -                 -                 -                -

Units at beginning of period                               -                 -                 -                 -                -
-----------------------------------------------------------------------------------------------------------------------------------

Units at end of period                                     -                 -                 -                 -                -
===================================================================================================================================

            CITI-ELITE
Units purchased                                      151,072             4,868            38,350           155,207          112,433
Units withdrawn and contract charges                    (189)                                                 (646)            (493)
Units transferred between funds                      173,047               727            23,182            32,422           24,805
-----------------------------------------------------------------------------------------------------------------------------------

Net increase                                         323,930             5,595            61,532           186,983          136,745

Units at beginning of period
-----------------------------------------------------------------------------------------------------------------------------------

Units at end of period                               323,930             5,595            61,532           186,983          136,745
===================================================================================================================================

=====================================






=====================================

    1999
-------------------------------------
                            Equity
     CIS                     Index
  Government               Portfolio
  Portfolio                Class II
-------------------------------------
           -                       -
           -                       -
           -                       -
-------------------------------------

           -                       -

           -                       -
-------------------------------------

           -                       -
=====================================

           -                       -
           -                       -
           -                       -
-------------------------------------

           -                       -

           -                       -
-------------------------------------

           -                       -
=====================================


           -                       -
           -                       -
           -                       -
-------------------------------------

           -                       -

           -                       -
-------------------------------------

           -                       -
=====================================


      22,105                  81,983
           -                     (73)
         535                   9,998
-------------------------------------

      22,640                  91,908


-------------------------------------

      22,640                  91,908
=====================================

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                          Notes to Financial Statements

                           December 31, 1999 and 1998

================================================================================

(5)     NET INCREASE IN ACCUMULATION UNITS

        For the years ended December 31, 1999 and 1998, transactions in accumulation units of contractholders of the Account were as follows:

==============================================================================================================================

                                                   1998
------------------------------------------------------------------------------------------------------------------------------
                                      AIM V.I.          AIM V.I.                AIM            AIM V.I.            AIM V.I.
                                      Capital          Government              V.I.           Growth and        International
                                    Appreciation         Series               Growth            Income              Equity
                                        Fund              Fund                 Fund              Fund                Fund
------------------------------------------------------------------------------------------------------------------------------
                  BASE
         Units purchased              887,152             915,206             393,252           1,724,132           1,377,527
         Units withdrawn and
               contract charges       (17,233)            (74,845)             (9,680)            (45,710)            (77,004)
         Units transferred
               between funds           32,372             182,174              85,998              80,982              84,240
------------------------------------------------------------------------------------------------------------------------------

         Net increase                 902,291           1,022,535             469,570           1,759,404           1,384,763

         Units at beginning
               of period            1,293,126             573,525             315,240             827,506           2,357,251
------------------------------------------------------------------------------------------------------------------------------

         Units at end of period     2,195,417           1,596,060             784,810           2,586,910           3,742,014
==============================================================================================================================

                 GMIB
         Units purchased               28,511                   -              61,373              68,966              18,737
         Units withdrawn and
               contract charges             -                   -                   -                   -                   -
         Units transferred
               between funds           23,712                   -                   -                   -               8,823
------------------------------------------------------------------------------------------------------------------------------

         Net increase                  52,223                   -              61,373              68,966              27,560

         Units at beginning
               of period                    -                   -                   -                   -                   -
------------------------------------------------------------------------------------------------------------------------------

         Units at end of period        52,223                   -              61,373              68,966              27,560
==============================================================================================================================

==================================================================================================================================






==================================================================================================================================

                                                               1998
----------------------------------------------------------------------------------------------------------------------------------
    AIM          CitiSelect        CitiSelect       CitiSelect        CitiSelect      Fidelity         Fidelity         Fidelity
   V.I.              VIP              VIP              VIP               VIP         VIP Equity          VIP            VIP High
   Value            Folio            Folio            Folio             Folio          Income           Growth           Income
   Fund                  200          300              400               500          Portfolio       Portfolio        Portfolio
----------------------------------------------------------------------------------------------------------------------------------
 3,243,206        1,850,889        3,367,640        1,412,573          765,778        3,429,266          920,758        2,088,173

   (66,048)        (226,842)         (77,942)        (132,003)        (113,966)         (85,413)         (48,141)         (60,139)

    71,840          (31,661)        (474,783)        (961,046)        (131,663)         177,463          223,450           68,116
----------------------------------------------------------------------------------------------------------------------------------

 3,248,998        1,592,386        2,814,915          319,524          520,149        3,521,316        1,096,067        2,096,150


 2,102,285        2,283,189        3,338,546        2,582,200        1,046,036        2,265,460          725,424          819,371
----------------------------------------------------------------------------------------------------------------------------------

 5,351,283        3,875,575        6,153,461        2,901,724        1,566,185        5,786,776        1,821,491        2,915,521
==================================================================================================================================


   342,555                -                -           89,472           36,504           97,858           65,677                -

   (76,241)               -                -                -                -                -                -                -

    34,916                -                -                -                -                -                -                -
----------------------------------------------------------------------------------------------------------------------------------

   301,230                -                -           89,472           36,504           97,858           65,677                -


         -                -                -          281,111                -                -                -                -
----------------------------------------------------------------------------------------------------------------------------------

   301,230                -                -          370,583           36,504           97,858           65,677                -
==================================================================================================================================

                                                                     (Continued)

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                          Notes to Financial Statements

                           December 31, 1999 and 1998

================================================================================

(5)     NET INCREASE IN ACCUMULATION UNITS, CONTINUED

        For the years ended December 31, 1999 and 1998, transactions in accumulation units of contractholders of the Account were as follows:

==============================================================================================================================

                                                          1998
------------------------------------------------------------------------------------------------------------------------------
                                     Fidelity           Fidelity             Fidelity            CitiFunds
                                        VIP              VIP II               VIP II             Small Cap            MFS
                                     Overseas          Contrafund           Index 500          Growth V.I.P.          Bond
                                     Portfolio         Portfolio            Portfolio            Portfolio           Series
------------------------------------------------------------------------------------------------------------------------------
         BASE
Units purchased                       454,202           2,095,468           4,109,662             364,048           1,276,823
Units withdrawn and
      contract charges                 (5,780)            (46,542)            (82,319)             (3,084)           (113,702)
Units transferred
      between funds                  (118,068)            545,253           1,377,618             (37,806)            210,463
------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease)               330,354           2,594,179           5,404,961             323,158           1,373,584

Units at beginning
      of period                     1,070,184           1,585,128           2,215,225             150,143             861,145
------------------------------------------------------------------------------------------------------------------------------

Units at end of period              1,400,538           4,179,307           7,620,186             473,301           2,234,729
==============================================================================================================================

        GMIB
Units purchased                        13,941             134,042             188,208                   -                   -
Units withdrawn and
      contract charges                      -                   -                   -                   -                   -
Units transferred
      between funds                         -              15,098              32,039                   -                   -
------------------------------------------------------------------------------------------------------------------------------

Net increase                           13,941             149,140             220,247                   -                   -

Units at beginning
      of period                             -                   -                   -                   -                   -
------------------------------------------------------------------------------------------------------------------------------

Units at end of period                 13,941             149,140             220,247                   -                   -
==============================================================================================================================

===========================================================================================






===========================================================================================

                                            1998
-------------------------------------------------------------------------------------------
    MFS                  MFS                                    MFS                 MFS
  Emerging              Money               MFS                Total               World
   Growth              Market             Research            Return            Government
   Series              Series              Series             Series              Series
-------------------------------------------------------------------------------------------
 1,802,586           2,117,554           1,562,199           1,775,407             133,458

   (47,912)            (44,557)            (72,671)            (51,540)            (20,339)

   499,296          (2,654,111)            187,328             644,715             (34,239)
-------------------------------------------------------------------------------------------

 2,253,970            (581,114)          1,676,856           2,368,582              78,880


 2,322,481           3,362,150           2,569,829           1,592,342             303,642
-------------------------------------------------------------------------------------------

 4,576,451           2,781,036           4,246,685           3,960,924             382,522
===========================================================================================


    98,182                   -              18,119                   -                   -

         -                   -                   -                   -                   -

    31,003                   -                   -                   -                   -
-------------------------------------------------------------------------------------------

   129,185                   -              18,119                   -                   -


         -                   -                   -                   -                   -
-------------------------------------------------------------------------------------------

   129,185                   -              18,119                   -                   -
===========================================================================================

                                                                        Schedule

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                             Schedule of Investments

                                December 31, 1999

===============================================================================================================

                                                                 Number          Market
                                                               of shares          value                Cost
---------------------------------------------------------------------------------------------------------------
Variable Annuity Portfolios:
        CitiSelect VIP Folio 200                                310,840         $ 3,263,818           3,289,674
        CitiSelect VIP Folio 300                                368,617           4,106,391           3,987,610
        CitiSelect VIP Folio 400                                193,495           2,140,054           2,060,944
        CitiSelect VIP Folio 500                                121,310           1,167,005           1,206,555
        CitiFunds Small Cap Growth V.I.P. Portfolio              55,066             727,420             608,861

AIM Variable Insurance Funds, Inc.:
        AIM V.I. Capital Appreciation Fund                      200,041           7,117,453           4,857,267
        AIM V.I. Government Series Fund                         227,245           2,415,610           2,528,108
        AIM V.I. Growth Fund                                     95,141           3,068,310           2,380,575
        AIM V.I. Growth and Income Fund                         255,748           8,079,078           5,884,097
        AIM V.I. International Equity Fund                      278,009           8,142,881           5,399,802
        AIM V.I. Value Fund                                     493,143          16,520,302          12,709,085

Fidelity Variable Insurance Products Funds:
        Fidelity VIP Equity Income Portfolio                    396,724          10,199,785           9,753,153
        Fidelity VIP Growth Portfolio                           221,780          12,182,361           9,304,444
        Fidelity VIP High Income Portfolio                      401,497           4,540,933           4,646,887
        Fidelity VIP Overseas Portfolio                         107,117           2,939,300           2,200,300
        Fidelity VIP II Contrafund Portfolio                    419,874          12,239,321           9,565,199
        Fidelity VIP II Index 500 Portfolio                     113,159          18,943,929          15,057,599

MFS Variable Insurance Trust:
        MFS Bond Series                                         285,587           3,121,462           3,196,332
        MFS Emerging Growth Series                              394,708          14,975,224           7,742,432
        MFS Money Market Series                               2,128,522           2,128,522           2,128,522
        MFS Research Series                                     338,051           7,890,107           5,972,792
        MFS Total Return Series                                 350,697           6,224,876           6,117,723
        MFS World Government Series                              41,114             412,373             428,226

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                             Schedule of Investments

                                December 31, 1999

====================================================================================================



----------------------------------------------------------------------------------------------------
The Traveler Series Trust:
        Large Cap Portfolio                             122,440         2,584,710         2,395,119
        MFS Mid Cap Stock Portfolio                      69,470         1,141,384           860,894
        MFS Research Portfolio                           74,435           972,126           847,503
        Travelers Quality Bond Portfolio                 30,132           326,031           324,718

The Travelers Money Market Portfolio                    105,374           105,374           105,374

The Travelers High Yield Bond Trust                      40,530           383,816           380,887

The Travelers Series Fund:
        AIM Capital Appreciation Portfolio               64,279         1,330,570         1,077,069
        MFS Total Return Portfolio                       53,509           868,454           879,486
        Putnam Diversified Income Portfolio              28,094           321,673           316,598

Salomon Brothers Variable Series Funds, Inc.:
        Capital Fund                                     39,606           541,416           527,636
        Investors Fund                                   73,024           893,081           878,778
        Total Return Fund                                64,902           663,943           688,489
        High Yield Bond Fund                             27,076           249,645           264,612

Templeton Variable Products Series Fund:
        Franklin Small Cap Investments Fund              36,123           568,570           443,434
        Templeton International Fund                     27,296           604,065           553,653

Concert Investment Series:
        Select Emerging Growth Portfolio                    561             6,954             5,774
        Select Mid Cap Portfolio                          6,135            73,193            64,975
        Select Growth Portfolio                          18,701           221,789           197,997
        Select Growth and Income Portfolio               13,702           148,534           136,845
        Select Government Portfolio                       2,292            22,366            23,126

Greenwich Street Series Fund -
        Equity Index Portfolio Class II                   9,153           327,783           313,514
====================================================================================================

                         CITICORP LIFE INSURANCE COMPANY

                   Statutory Financial Statements and Schedule

                        December 31, 1999, 1998, and 1997

                   (With Independent Auditors' Report Thereon)

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Citicorp Life Insurance Company:


We have audited the accompanying statutory statements of admitted assets, liabilities, and capital and surplus of Citicorp Life Insurance Company as of December 31, 1999 and 1998, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Arizona, which practices differ from generally accepted accounting principles. The effect on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Citicorp Life Insurance Company as of December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 1999.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Citicorp Life Insurance Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1999, on the basis of accounting as described in note 1.

Our audit was made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included in the accompanying Schedule of Selected Financial Data From Annual Statement is presented for purposes of additional analysis, and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.



                                  /s/ KPMG LLP



March 30, 2000

                         CITICORP LIFE INSURANCE COMPANY

                    Statutory Statements of Admitted Assets,
                      Liabilities, and Capital and Surplus

                           December 31, 1999 and 1998

                                                           ASSETS                                    1999              1998
                                                                                                ----------------  ----------------

Cash and investments - other than investments in insurance affiliates:
   Bonds                                                                                      $     516,705,036       488,989,160
   Mortgage loans                                                                                       674,530         1,091,992
   Cash on hand and on deposit                                                                        2,527,511         1,264,635
   Short-term investments                                                                            31,458,338        29,626,553
   Real estate                                                                                       25,049,630        25,552,002
   Options                                                                                            4,813,249         3,167,879
Investments in insurance affiliates                                                                 126,253,647        88,677,743
                                                                                                ----------------  ----------------
             Total cash and investments                                                             707,481,941       638,369,964

Due from reinsurers                                                                                  17,055,186        17,041,986
Accrued investment income                                                                             6,108,687         5,767,513
Transfers from separate accounts due                                                                  4,474,573         3,138,495
Other assets                                                                                            120,000            49,471
                                                                                                ----------------  ----------------
             Total admitted assets excluding separate account assets                                735,240,387       664,367,429

Separate account assets                                                                             164,901,993       103,230,073
                                                                                                ----------------  ----------------
             Total admitted assets                                                            $     900,142,380       767,597,502
                                                                                                ================  ================

                                             LIABILITIES AND CAPITAL AND SURPLUS

Liabilities:
   Future policy benefit reserves:
      Life insurance                                                                          $       1,869,722         1,939,733
      Accident and health insurance                                                                     189,696           249,093
      Policyholder account balances - annuities                                                     132,314,117       124,370,787
   Policy and contract claim reserves:
      Life insurance                                                                                  3,938,973         3,901,334
      Accident and health insurance                                                                  11,424,666        11,365,298
   General expenses due or accrued                                                                      257,748           185,000
   Federal income taxes due to parent                                                                15,781,632        34,843,281
   Asset valuation reserve                                                                           22,320,483        13,858,001
   Interest maintenance reserve                                                                       5,471,716         8,486,675
   Payable for securities                                                                            15,354,586                --
   Other liabilities                                                                                    700,807           549,059
                                                                                                ----------------  ----------------
             Total liabilities excluding separate account liabilities                               209,624,146       199,748,261

   Separate account liabilities                                                                     164,901,993       103,230,073
                                                                                                ----------------  ----------------
             Total liabilities                                                                      374,526,139       302,978,334
                                                                                                ----------------  ----------------

Commitments and contingencies
Capital and surplus:
   Preferred stock - $1 par value per share; 5,000,000 shares
      authorized and -0- shares issued and outstanding                                                       --                --
   Common stock - $1 par value per share; 5,000,000 shares
      authorized; 2,500,000 shares issued and outstanding at
      December 31, 1999 and 1998, respectively                                                        2,500,000         2,500,000
   Nonvoting common stock - $1 par value per share; 5,000,000 shares
      authorized; 705,000 shares issued and outstanding at December 31, 1999 and 1998                   705,000           705,000
   Surplus:
      Paid-in                                                                                       142,694,878       142,694,878
      Unassigned                                                                                    379,716,363       318,719,290
                                                                                                ----------------  ----------------
             Total capital and surplus                                                              525,616,241       464,619,168
                                                                                                ----------------  ----------------
             Total liabilities and capital and surplus                                        $     900,142,380       767,597,502
                                                                                                ================  ================

See accompanying notes to statutory financial statements.

                         CITICORP LIFE INSURANCE COMPANY

                       Statutory Statements of Operations

                  Years ended December 31, 1999, 1998, and 1997

                                                                                    1999              1998               1997
                                                                               ---------------   ---------------   ----------------
Revenues:
    Premiums and annuity considerations:
      Annuities                                                              $     54,065,168        83,868,640         72,200,297
      Life insurance                                                               19,023,778        22,694,941         26,439,369
      Accident and health insurance                                                34,717,062        39,655,690         47,455,840
                                                                               ---------------   ---------------   ----------------

               Total premiums and annuity considerations                          107,806,008       146,219,271        146,095,506

    Net investment income (including dividends from
      subsidiaries of $0.0, $20.0, and $20.0 million in
      1999, 1998, and 1997, respectively)                                          35,788,210        48,290,028         47,212,270
    Amortization of interest maintenance reserve                                      640,027           824,528            964,031
    Commissions and expense allowances on
      reinsurance ceded                                                               211,704         8,114,355            194,346
    Net gain from operations in separate accounts                                          --           844,211          2,775,548
    Other                                                                           3,559,763         4,283,635            301,918
                                                                               ---------------   ---------------   ----------------

               Total revenues                                                     148,005,712       208,576,028        197,543,619
                                                                               ---------------   ---------------   ----------------

Benefits and expenses:
    Death and other policy benefits:
      Annuities                                                                     4,372,429         4,917,117          2,111,772
      Life insurance                                                               10,686,012        12,522,537         13,039,222
      Accident and health insurance                                                12,527,746        10,181,535         19,889,996
      Surrenders                                                                   17,918,739        13,960,077          8,395,452
    Change in future policy benefits:
      Annuities                                                                     7,943,330        22,290,109         26,197,332
      Life insurance                                                                  (70,011)       (4,083,339)          (481,132)
      Accident and health insurance                                                   (59,397)         (814,998)          (203,816)
    Other operating costs and expenses:
      Commissions                                                                  12,771,706        14,949,143         13,994,793
      General insurance expenses                                                    3,775,406        11,101,350         13,341,637
      Net transfers to separate accounts                                           30,269,853        48,691,310         38,066,102
    Other                                                                             168,161          (181,582)           (66,555)
                                                                               ---------------   ---------------   ----------------

               Total benefits and expenses                                        100,303,974       133,533,259        134,284,803
                                                                               ---------------   ---------------   ----------------

               Income from operations before Federal income tax
                 expense and net realized capital gains                            47,701,738        75,042,769         63,258,816

Federal income tax expense                                                         16,656,549        13,007,956         20,097,427
                                                                               ---------------   ---------------   ----------------

               Income from operations before net realized
                 capital gains                                                     31,045,189        62,034,813         43,161,389

Net realized capital losses net of IMR transfer                                      (812,000)               --                 --
                                                                               ---------------   ---------------   ----------------

               Net income                                                    $     30,233,189        62,034,813         43,161,389
                                                                               ===============   ===============   ================


See accompanying notes to statutory financial statements.

                         CITICORP LIFE INSURANCE COMPANY

                   Statutory Statements of Capital and Surplus

                  Years ended December 31, 1999, 1998, and 1997

                                                                                    1999              1998               1997
                                                                               ---------------   ---------------   ----------------
Capital and surplus at beginning of year                                     $    464,619,168       354,091,392        410,579,431

Net income                                                                         30,233,189        62,034,813         43,161,389

Net unrealized gain from revaluation of investments                                39,221,274         7,218,120          1,337,886

Change in asset valuation reserve                                                  (8,462,482)          772,805           (492,559)

Dividends on common stock                                                                  --      (100,000,000)      (100,000,000)

Change in nonadmitted assets                                                            5,092             3,370              3,914

Capital paid in                                                                            --           705,000                 --

Surplus paid in                                                                            --       139,295,000                 --

Change in unassigned surplus - separate account                                            --       (12,106,423)           489,829

Surplus contributed to separate accounts                                                   --        12,605,091           (988,498)
                                                                               ---------------   ---------------   ----------------

Capital and surplus at end of year                                           $    525,616,241       464,619,168        354,091,392
                                                                               ===============   ===============   ================


See accompanying notes to statutory financial statements.

                         CITICORP LIFE INSURANCE COMPANY

                        Statutory Statements of Cash Flow

                  Years ended December 31, 1999, 1998, and 1997

                                                                                    1999              1998               1997
                                                                               ---------------   ---------------   ----------------
Cash from operating activities:
    Premiums and annuity considerations                                      $    107,806,008       147,618,901        146,348,499
    Net investment income received                                                 36,338,069        49,278,743         48,922,731
    Other income received                                                           3,647,210         4,215,965            277,427
    Allowances and reserve adjustments received
       on reinsurance ceded                                                           211,704         8,114,355            194,346
    Life and accident and health claims, and other
       benefits paid                                                              (45,439,843)      (50,564,359)       (44,739,184)
    Commissions, other expenses, and taxes paid                                   (16,479,827)      (25,932,785)       (27,449,387)
    Federal income taxes paid                                                     (34,439,389)      (13,986,593)       (20,561,930)
    Net transfer to separate accounts                                             (31,693,379)      (50,008,727)       (39,795,018)
    Net surplus contribution (to) from separate account                                    --        12,605,091           (988,498)
                                                                               ---------------   ---------------   ----------------

               Net cash provided by operating activities                           19,950,553        81,340,591         62,208,986
                                                                               ---------------   ---------------   ----------------

Cash from investing activities:
    Proceeds from investments sold, matured, or repaid:
       Bonds                                                                      446,078,084       127,402,212         84,612,461
       Mortgage loans                                                                 417,462           219,385            187,734
       Other                                                                              553               728               (120)
    Cost of investments acquired (long-term only):
       Cost of bonds acquired                                                    (478,643,454)     (262,935,036)      (141,341,381)
       Cost of stocks acquired - affiliates                                                --       (19,000,000)        (9,000,000)
       Other                                                                               --          (282,577)        (1,349,980)
                                                                               ---------------   ---------------   ----------------

               Net cash used in investing activities                              (32,147,355)     (154,595,288)       (66,891,286)
                                                                               ---------------   ---------------   ----------------

Cash from financing activities:
    Capital and surplus paid in                                                            --       140,000,000                 --
    Other cash provided                                                            15,898,858           874,504          8,392,371
    Dividends paid to stockholder                                                          --      (100,000,000)      (100,000,000)
    Change in due from reinsurers                                                     (13,200)           79,296          2,667,259
    Other cash used                                                                  (594,195)       (2,649,435)        (4,177,162)
                                                                               ---------------   ---------------   ----------------

               Net cash provided by (used in)
                  financing activities                                             15,291,463        38,304,365        (93,117,532)
                                                                               ---------------   ---------------   ----------------

               Net change in cash on hand and on deposit
                  and short-term investments                                        3,094,661       (34,950,332)       (97,799,832)

Cash on hand and on deposit and short-term
    investments, beginning of year                                                 30,891,188        65,841,520        163,641,352
                                                                               ---------------   ---------------   ----------------

Cash on hand and on deposit and short-term
    investments, end of year                                                 $     33,985,849        30,891,188         65,841,520
                                                                               ===============   ===============  =================


See accompanying notes to statutory financial statements.

                         CITICORP LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997


(1)    BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       Citicorp Life Insurance Company (the Company) is a 78%-owned subsidiary of Citibank Delaware (the Parent), which is a third-tier wholly owned subsidiary of Citigroup. The remaining 22% ownership of the Company is by Citicorp Holdings Netherlands, B.V. The Company issues and assumes term life insurance, credit life, credit accident and health, credit involuntary unemployment, single and flexible premium deferred annuity policies, and variable deferred annuity policies. The Company also writes and assumes mortgage disability policies. The Company is licensed to issue insurance in 49 states and the District of Columbia. The majority of the Company's business is generated through customers of Citigroup and its subsidiaries. At December 31, 1999, the Company has two wholly owned insurance company subsidiaries, First Citicorp Life Insurance Company and Citicorp Assurance Co. (CAC), both of which are accounted for on the statutory equity method.

       The accompanying statutory financial statements have been prepared in accordance with insurance accounting practices prescribed or permitted by the Department of Insurance of the State of Arizona, which vary in some respects from generally accepted accounting principles (GAAP), as discussed more fully in note 12. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. In March 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles (Codification). The Codification, if adopted by an insurer's state of domicile, will constitute the only source of "prescribed" statutory accounting practices. Accordingly, once implemented, the definition of what comprises prescribed versus permitted statutory accounting practices may result in changes to the accounting policies that insurance enterprises use to prepare their statutory financial statements. The implementation date is ultimately dependent on an insurer's state of domicile. The Company is currently evaluating the impact of the Codification on its statutory financial statements. All material transactions recorded by the Company are in conformity with current prescribed practices. The preparation of statutory financial statements requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities as of the date of the financial statements. Actual results could differ from these estimates.

       The significant statutory accounting policies are as follows:

              REVENUE AND EXPENSES

              Life premiums are reflected as earned on the policy anniversary date. Annuity considerations are reported as income when received. Accident and health premiums are reported as revenue when due and earned on a pro rata basis over the period covered by the policy. Deferred life premiums represent modal premiums (other than annual) to be billed in the year subsequent to the commencement of the policy year. Uncollected premiums represent premiums due less accident and health premiums over 90 days past due. Expenses, including acquisition costs related to acquiring new business and interest credited to policyholder account balances, are charged to operations as incurred. Investment income is recognized as earned.


                                        7                            (Continued)

                         CITICORP LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997


              POLICY RESERVES

              The liability for future life policy benefits is based on statutory mortality and interest requirements without consideration of withdrawals. The mortality table and interest assumptions currently being used on the majority of new ordinary and group life policies are the 1980 Commissioners Standard Ordinary (CSO) table, with 5.5% interest on a Commissioners Reserve Valuation Method (CRVM) basis. With respect to in-force ordinary life and group policies, the mortality table and interest assumptions are from the 1980 CSO table with 5.5% interest. The Company utilizes the 1980 CSO table with 5.5% to 6% interest for most credit life policies. Life reserves are generally calculated on either a net level or CRVM reserve basis.

              For deferred annuities, reserves are computed on the Commissioners Annuity Reserve Valuation Method (CARVM) using appropriate issue-year interest rates ranging from 5.0% to 6.5%.

              Future policy benefits on accident and health insurance are based on unearned premiums computed on a pro rata basis. The Company provides a liability for accident and health claims which represents an estimate of the ultimate cost of unpaid claims incurred through December 31 of each year. Management believes this liability will be adequate to cover such costs; however, the ultimate liability may be more or less than the estimated liability.

              INVESTMENTS

              Bonds and stocks are valued as prescribed by the National Association of Insurance Commissioners (NAIC). Bonds and short-term investments, which consist primarily of U.S. Treasury, corporate, and mortgage-backed securities, are generally carried at amortized cost, preferred stocks are generally carried at cost, and common stocks of unaffiliated companies are generally carried at fair value. Investments in common stock of insurance affiliates are recorded at their underlying statutory book value with changes in book value reflected in surplus. Mortgage loans are stated at the unpaid principal balance and represent first liens on residential properties located in the United States. Real estate is carried at cost less accumulated depreciation of $6,709,090, $6,206,717, and $5,704,344 in 1999, 1998, and 1997, respectively, which is calculated on a straight-line basis over the estimated life of the property (50 years).

              Life insurance companies are required to establish an Asset Valuation Reserve (AVR) and an Interest Maintenance Reserve (IMR). The AVR provides for a standardized statutory investment valuation reserve for bonds, preferred stocks, short-term investments, mortgage loans, common stocks, real estate, and other invested assets for the purpose of stabilizing surplus against the effect of fluctuations in the value of investments and is recorded as a direct charge to surplus in accordance with statutory accounting practices. The IMR is designed to defer net realized capital gains and losses resulting from changes in the level of interest rates in the market and to amortize them into income over the remaining life of the bond or mortgage loan sold. The IMR represents the unamortized portion of such net unrealized capital gains and losses not yet taken into income.

              CAPITAL GAINS AND LOSSES

              The cost of investments sold is generally determined on the first-in, first-out method and includes the effects of any related amortization of premium or accretion of discount. Realized investment gains and losses are reported net of income tax expense (benefit) of ($1,278,809), $408,707, and


                                        8                            (Continued)

                         CITICORP LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997


              $263,167 in 1999, 1998, and 1997, respectively, and are included in the determination of net income. Realized investment gains and losses exclude ($2,374,931), $759,027, and 488,739, which were transferred to the IMR in 1999, 1998, and 1997, respectively, net of Federal income taxes.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES

              The assets and liabilities of the separate account represent segregated funds administered and invested by the Company for purposes of funding variable annuity contracts for the exclusive benefit of variable annuity contractholders. The Company receives administrative fees from the separate account and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contractholders. The assets and liabilities of the separate account are carried at fair value. The Company reflects the net gain from operations of the separate account, which consists of annuity considerations and investment income less contractholder reserves and expenses, in the statement of operations.

              NONADMITTED ASSETS

              Assets included in the statutory statements of admitted assets, liabilities, and capital and surplus are at "admitted asset values." Nonadmitted assets, principally capitalized expenditures for furniture and equipment, are excluded from the accompanying statutory financial statements through a charge against unassigned surplus.

              FEDERAL INCOME TAXES

              Federal income taxes are charged to operations based on income that is currently taxable. No charge to operations is made or liability established for the tax effects of temporary differences between the financial reporting and tax basis of assets and liabilities.

              FAIR VALUE DISCLOSURES

              Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could significantly affect the estimates and such estimates should be used with care. The following methods and assumptions were used to estimate the fair market value of each class of financial instrument for which it was practicable to estimate fair value:

                     Investment securities - Fixed maturities are based on market prices obtained from a pricing service which approximates fair value.

                     Mortgage loans - First mortgages on real estate are carried at the unpaid principal balance. As discussed in note 3, the Company bears no credit risk as all mortgage loans were purchased, with recourse, from an affiliate. The carrying value of mortgage loans approximates fair value.


                                        9                            (Continued)

                         CITICORP LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997


                     Policyholder account balances - The liability for policyholder account balances is related to investment-type annuity contracts for which crediting rates are subject to adjustment annually, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. The carrying value approximates fair value at December 31, 1999 and 1998.

                     Cash and short-term investments - The carrying amount is a reasonable estimate of fair value.

              CASH AND CASH EQUIVALENTS

              For purposes of reporting cash flows, cash and cash equivalents represent demand deposits and highly liquid short-term investments, which include U.S. Treasury bills, commercial paper, and repurchase agreements with original or remaining maturities of 90 days or less when purchased.

              RECLASSIFICATIONS

              Certain reclassifications have been made to the 1998 and 1997 information to conform with the 1999 presentation.

(2)    REINSURANCE

       Insurance is assumed from other companies in areas where the Company had or has limited authority to write business. Normally, a commission based on net written premiums is charged by the ceding company under the terms of the agreement.

       Effective August 1, 1998, the Company entered into assumption reinsurance agreements to cede its obligation for certain term life and accident and health policies to unaffiliated third parties. The Company recorded a pre-tax gain of $2,994,649 on the transaction and included this amount in other income in the annual statement filed with regulators.

       Effective January 1, 1998, the Company entered into assumption reinsurance agreements to cede its obligation for certain accident and health policies to unaffiliated third parties. The Company recorded a pre-tax gain of $247,336 on the transaction and included this amount in other income in the annual statement filed with regulators.

       Effective January 1, 1998, the Company entered into reinsurance agreements to cede its obligation for certain term life and accident and health policies to an unaffiliated third party. The Company recorded $7,700,000 in ceding fees included in commissions and expense allowances on reinsurance ceded on the statements of operations and transferred $4,316,071 in policy liabilities to the reinsurer related to this transaction.


                                       10                            (Continued)

                         CITICORP LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997


       The effect of reinsurance on premiums for the years ended December 31, 1999, 1998, and 1997 is as follows:

                                                                1999                  1998                   1997
                                                          ------------------   -------------------   --------------------
       Direct premiums:
          Annuities                                    $        54,071,277           83,868,640             72,200,297
          Life                                                   1,011,324            2,185,410              7,122,026
          Accident and health                                    1,581,071            2,285,042              3,507,386
       Premiums assumed - life                                  19,368,807           19,459,815             20,068,879
       Premiums assumed - accident and health                   37,237,011           43,902,300             44,020,047
       Premiums ceded - annuities                                   (6,109)                  --                     --
       Premiums ceded - life                                    (1,356,353)           1,049,717               (751,536)
       Premiums ceded - accident and health                     (4,101,020)          (6,531,653)               (71,593)
                                                          ------------------   -------------------   --------------------

                           Net premiums earned         $       107,806,008          146,219,271            146,095,506
                                                          ==================   ===================   ====================

       Reserve credits taken with respect to risks ceded to other companies amounted to $2,800,540, $3,674,647, and $1,148,262 at December 31, 1999,
       1998, and 1997, respectively. The Company remains contingently liable with respect to any reinsurance ceded and would become actually liable if the assuming company was unable to meet its obligations under the reinsurance treaty.

       The Company received approximately 100%, 99%, and 97% of its assumed premiums from five unrelated insurance companies in 1999, 1998, and 1997, respectively.

(3)    INVESTMENTS

       Major categories of net investment income for the years ended December 31, 1999, 1998, and 1997 consist of the following:

                                                                1999                  1998                   1997
                                                          ------------------   -------------------   --------------------
       Bonds                                           $        31,663,088           22,965,720             20,831,460
       Stocks (subsidiaries)                                            --           20,000,000             20,000,000
       Mortgage loans                                               70,630              110,082                117,275
       Real estate                                               3,126,593            3,126,593              3,126,593
       Short-term investments                                    1,566,289            3,261,501              4,507,298
       Other                                                       486,697              (97,288)               (80,240)
                                                          ------------------   -------------------   --------------------

                   Total investment revenue                     36,913,297           49,366,608             48,502,386

       Investment expense                                        1,125,087            1,076,580              1,290,116
                                                          ------------------   -------------------   --------------------

                   Net investment income               $        35,788,210           48,290,028             47,212,270
                                                          ==================   ===================   ====================

       Investment expense includes $502,373 in depreciation on investments in real estate for 1999, 1998, and 1997.


                                       11                            (Continued)

                         CITICORP LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997


       Investments in bonds at December 31, 1999 and 1998 are summarized below.

                                                                                      1999
                                                      ---------------------------------------------------------------------
                                                                             GROSS             GROSS          ESTIMATED
                                                          CARRYING        UNREALIZED        UNREALIZED           FAIR
                                                           VALUE             GAINS            LOSSES            VALUE
                                                      ---------------   ---------------   ---------------   ---------------
       Bonds:
          U.S. Treasury securities                 $      45,370,740               225        (2,383,775)       42,987,190
          U.S Government agency                          192,172,735            83,528        (8,397,288)      183,858,975
          Industrial and miscellaneous
             bonds                                       279,161,561           873,420       (10,919,937)      269,115,044
                                                      ---------------   ---------------   ---------------   ---------------
                   Total bonds                     $     516,705,036           957,173       (21,701,000)      495,961,209
                                                      ===============   ===============   ===============   ===============

                                                                                      1998
                                                      ---------------------------------------------------------------------
                                                                             GROSS             GROSS          ESTIMATED
                                                          CARRYING        UNREALIZED        UNREALIZED           FAIR
                                                           VALUE             GAINS            LOSSES            VALUE
                                                      ---------------   ---------------   ---------------   ---------------
       Bonds:
          U.S. Treasury securities                 $      11,365,375           827,150           (15,108)       12,177,417
          U.S Government agency                          152,115,379         1,714,226           (58,326)      153,771,279
          Industrial and miscellaneous
             bonds                                       325,508,406         4,870,212        (1,841,991)      328,536,627
                                                      ---------------   ---------------   ---------------   ---------------
                   Total bonds                     $     488,989,160         7,411,588        (1,915,425)      494,485,323
                                                      ===============   ===============   ===============   ===============

       The carrying and estimated fair values of bonds at December 31, 1999, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                               ESTIMATED
                                                                                             CARRYING            FAIR
                                                                                               VALUE             VALUE
                                                                                          ---------------   ---------------
       Within 1 year                                                                  $       14,562,152        14,445,525
       After 1 year through 5 years                                                          137,219,871       132,825,423
       After 5 years through 10 years                                                         44,395,280        42,446,295
       After 10 years through 20 years                                                         3,089,255         2,911,350
       After 20 years                                                                         28,440,466        25,274,499
       Mortgage-backed and asset-backed securities                                           288,998,012       278,058,117
                                                                                          ---------------   ---------------
                                                                                      $      516,705,036       495,961,209
                                                                                          ===============   ===============

       Proceeds from sale of bonds during 1999, 1998, and 1997 were $376,112,679, $36,582,568, and $64,431,719, respectively. Gross gains of
       $750,249, $1,239,426, and $1,003,740, and gross losses of $5,215,989,
       $71,692, and $251,834 were realized on those sales in 1999, 1998, and 1997, respectively.


                                       12                            (Continued)

                         CITICORP LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997


       Investments in mortgage loans were purchased from Citicorp Mortgage, Inc.
       (CMI), an affiliate, pursuant to a Mortgage Loan Purchase and Sale Agreement. In the event of default by the borrower, CMI has agreed to take back the related loans at current book value.

(4)    INVESTMENTS ON DEPOSIT

       At December 31, 1999, 1998, and 1997, investments with a carrying value of $2,881,520, $2,907,504, and $2,808,189, respectively, were on deposit with various state insurance departments as required by law and $3,708,906, $3,719,000, and $3,728,341, respectively, were on deposit in escrow accounts under the terms of certain of the Company's reinsurance agreements.

(5)    INVESTMENTS IN AFFILIATES

       Investments in affiliates is comprised of the following:

       Condensed financial information for First Citicorp Life Insurance Company, on a statutory basis, is as follows:

                                                                             1999               1998              1997
                                                                       -----------------  ----------------  ----------------
       Balance sheet at December 31:
          Admitted assets                                           $    1,224,601,174       832,541,014       522,744,871
          Liabilities                                                    1,191,305,669       791,846,456       497,533,055
                                                                       -----------------  ----------------  ----------------

       Capital and surplus                                          $       33,295,505        40,694,558        25,211,816
                                                                       =================  ================  ================

       Results of operations:
          Premiums earned                                           $      331,489,668       293,310,347       250,565,989
          Benefits and expenses                                            378,310,407       328,652,625       273,184,335
       Investment income, including realized losses                         28,517,412        24,939,020        20,772,942
       Other income                                                          7,048,104         6,687,844           943,024
                                                                       -----------------  ----------------  ----------------

       Loss before Federal income taxes                                    (11,255,223)       (3,715,414)         (902,380)

       Federal income tax expense (benefit)                                 (5,317,493)         (463,095)        1,848,635

       Net realized capital losses less
          transferred to IMR                                                (2,088,000)               --                --
                                                                       -----------------  ----------------  ----------------

       Net loss                                                     $       (8,025,730)       (3,252,319)       (2,751,015)
                                                                       =================  ================  ================


                                       13                            (Continued)

                         CITICORP LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997


       Condensed financial information for CAC, on a statutory basis, is as follows:

                                                                       1999               1998              1997
                                                                  ---------------   ---------------   ---------------
       Balance sheet at December 31:
          Admitted assets                                       $    123,810,546        85,467,834        73,854,894
          Liabilities                                                 30,852,406        37,484,649        35,068,000
                                                                  ---------------   ---------------   ---------------

       Capital and surplus                                      $     92,958,140        47,983,185        38,786,894
                                                                  ===============   ===============   ===============

       Results of operations:
          Net premiums earned                                   $    107,859,715        81,025,106        68,420,444
          Losses and underwriting expenses                            41,575,405        38,453,807        33,154,319
                                                                  ---------------   ---------------   ---------------

       Underwriting gain                                              66,284,310        42,571,299        35,266,125
       Investment income, including realized losses                    3,079,208         2,425,994         2,316,371
                                                                  ---------------   ---------------   ---------------

       Income before Federal income taxes                             69,363,518        44,997,293        37,582,496
       Federal income tax expense                                     24,388,562        15,801,001        13,300,474
                                                                  ---------------   ---------------   ---------------

       Net income                                               $     44,974,956        29,196,292        24,282,022
                                                                  ===============   ===============   ===============

(6)    ACCIDENT AND HEALTH INSURANCE POLICY AND CONTRACT CLAIMS

       Activity in the liability for accident and health insurance policy and contract claims is summarized as follows:

                                                                       1999               1998              1997
                                                                  ---------------   ---------------   ---------------
       Balance at January 1                                     $     11,411,938        20,026,861        20,237,540
                                                                  ---------------   ---------------   ---------------

       Incurred related to:

          Current year                                                13,775,860        16,920,083        21,833,053
          Prior years                                                 (1,294,754)       (7,256,936)       (2,038,251)
                                                                  ---------------   ---------------   ---------------

                               Total incurred                         12,481,106         9,663,147        19,794,802
                                                                  ---------------   ---------------   ---------------

       Paid related to:
          Current year                                                 3,970,847         7,392,135         8,113,616
          Prior years                                                  8,497,531        10,885,935        11,891,865
                                                                  ---------------   ---------------   ---------------

                               Total paid                             12,468,378        18,278,070        20,005,481
                                                                  ---------------   ---------------   ---------------

       Balance at December 31                                   $     11,424,666        11,411,938        20,026,861
                                                                  ===============   ===============   ===============


                                       14                            (Continued)

                         CITICORP LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997


       The schedule above reflects the due and unpaid, in the course of settlement, and incurred but not reported components of the unpaid claims reserves for the Company's health and disability coverages. The schedule also includes unpaid claims reserves recorded in future policy benefits which represent the present value of amounts not yet due on claims. As a result of changes in estimates of insured events in prior years, the provision for claims and claims adjustment expenses decreased by $1,294,754, $7,256,936, and $2,038,251 for the years ended 1999, 1998, and 1997, respectively.

(7)    FEDERAL INCOME TAXES

       The Company's Federal income tax return is consolidated with its subsidiary FCLIC.

       Under the Life Insurance Company Income Tax Act of 1959, a portion of income prior to 1984 is not subject to Federal income taxes, within certain limits, until it is distributed to stockholders, at which time the distribution is taxed at ordinary corporate rates. The untaxed income is accumulated in a memorandum tax account designated as "Policyholders' Surplus Account." The accumulated "Policyholders' Surplus Account," as reported in the Federal income tax returns at December 31, 1999, 1998, and 1997, was approximately $10,532,900 Based on the current tax rate, if such accumulated amounts were distributed to stockholders, the income tax would be approximately $3,686,500. Since the Company does not intend to make any significant taxable distributions in the foreseeable future, no provision for such taxes has been made in the accompanying statutory financial statements.

       Federal income tax expense on income from operations varies from amounts computed by applying the current Federal corporate income tax rate to income from operations before Federal income tax expense and net realized capital gains. The reasons for these differences, and the tax effects thereof, are as follows:

                                                   1999                      1998                       1997
                                          -----------------------   -----------------------   ------------------------
                                            AMOUNT      PERCENT       AMOUNT      PERCENT       AMOUNT       PERCENT
                                          ----------  -----------   ----------  -----------   ----------   -----------
       Computed "expected" tax at
          U.S. corporate tax rate       $ 16,695,608     35.00%   $ 26,264,969     35.00%   $ 22,140,586      35.00%
       Difference between changes in
          statutory reserves as
          compared to tax reserves            28,025       .06         122,243       .16         164,199        .26
       Policy acquisition expenses
          capitalized, net of
          amortization                        25,276       .05         158,254       .21         248,167        .39
       Dividend exclusion                         --                (7,000,000)    (9.32)     (7,000,000)    (11.07)
       Amortization of IMR                   224,009       .47        (288,585)     (.38)       (337,411)      (.53)
       Provision to return                  (245,539)     (.51)     (6,770,708)    (9.02)       (758,857)     (1.20)
       Other, net                            (70,830)     (.15)        521,783       .69       5,640,743       8.92
                                          ----------  -----------   ----------  -----------   ----------   -----------

                                        $ 16,656,549     34.92%   $ 13,007,956     17.34%   $ 20,097,427      31.77%
                                          ==========  ===========   ==========  ===========   ==========   ===========


                                       15                            (Continued)

                         CITICORP LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997


(8)    RELATED-PARTY TRANSACTIONS

       The Company leases two buildings to an affiliate and rental income received from this affiliate of $3,127,000, $3,127,000, $3,127,000 in
       1999, 1998, and 1997, respectively, is included in net investment income. These leases expire at various dates and contain options for renewal. The future minimum rental income for the year ending December 31, 2000 is $3,127,000 under the terms of the leases.

       The Company has entered into various service contracts with affiliates of the Company which cover management, investment, and information processing services. Expenses incurred under such agreements were $1,671,925, $2,111,447, and $2,377,645 in 1999, 1998, and 1997,
       respectively.

       The Company utilizes the services of Citicorp Insurance Services, Inc. Employees of this company are eligible to participate in defined benefit plans provided by Citicorp. Charges for these services are based on the actual salary and benefit costs of employees providing service to the Company. Included in these charges are costs associated with Citicorp's benefit plans.

(9)    DIVIDEND RESTRICTIONS

       The maximum amount of dividends which can be paid by Arizona insurance companies without the prior approval of the Arizona Director of Insurance is not to exceed the lesser of 10% of policyholder surplus as of December 31 of the preceding year or net gain from operations. The maximum dividend the Company could pay without the approval of the Arizona Director of Insurance is $31,000,000 during 2000. Dividends of $0, $100 million, and $100 million were paid in 1999, 1998, and 1997, respectively.

(10)   RISK-BASED CAPITAL

       The insurance departments of various states, including the Company's domiciliary state of Arizona, impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of life insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.

       The RBC guidelines define specific capital levels where action by the Company or regulatory intervention is required based on the ratio of a Company's actual total adjusted capital (sum of capital and surplus and asset valuation reserve) to control levels determined by the RBC formula. At December 31, 1999, the Company's actual total adjusted capital exceeded all regulatory requirements; thus, no action by the Company or its regulators is required.

(11)   COMMITMENTS AND CONTINGENCIES

       The Company is involved in various litigation arising in the ordinary course of operations. Management is of the opinion, after reviewing these matters with legal counsel, that the ultimate liability, if any, resulting from any or all of the above matters would not have a material adverse effect on the Company's financial position.


                                       16                            (Continued)

                         CITICORP LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997


(12) DIFFERENCES BETWEEN GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND STATUTORY ACCOUNTING PRACTICES

       Statutory accounting practices differ in some respects from generally accepted accounting principles. Under GAAP, the following applies:

       (a) The liability for future policy benefits is computed using the rule-of-78s and pro rata methods.

       (b) Life premiums are reflected as earned when due. Annuity considerations and other fund deposits are reflected as deposits rather than revenue.

       (c) Acquisition costs are capitalized and amortized generally over the premium paying period for individual life contracts and in relation to the estimated present value of gross profits of the underlying business for interest-sensitive life and investment contracts.

       (d) Deferred income taxes are provided for the tax effects of temporary differences between the financial reporting and tax basis of assets and liabilities.

       (e) Nonadmitted assets, less applicable allowance accounts, are restored to the balance sheet.

       (f) Asset valuation and interest maintenance reserves are not provided.

       (g) Realized investment gains (losses) resulting from changes in interest rates are recognized when the related security is sold.

       (h) Majority-owned subsidiaries are consolidated and the Company's investment in subsidiaries is eliminated in consolidation.

       (i) Debt securities are classified into one of three categories: held-to-maturity, trading, or available-for-sale. Held-to-maturity securities are carried at amortized cost. Trading securities are reported at fair value with unrealized gains and losses included in earnings. Available-for-sale securities are reported at fair value with unrealized gains and losses excluded from earnings and reported as a separate component of equity, net of tax.

       (j) Reinsurance premiums, commissions, expense reimbursements, and reserves would be presented on a gross basis consistent with terms of the reinsurance contracts.

       (k)    Comprehensive income disclosures are included.

       (l) Costs of providing postretirement benefits other than pensions are calculated without regard to active non-vested employees.

       The statutory financial statements do not include any adjustments that might result from differences between statutory accounting practices and GAAP.

                                                                      SCHEDULE 1

                         CITICORP LIFE INSURANCE COMPANY

            Schedule of Selected Financial Data From Annual Statement

                          Year ended December 31, 1999


Investment income earned:
    Government bonds                                                            $             5,073,188
    Other bonds (unaffiliated)                                                               26,589,900
    Bonds of affiliates                                                                              --
    Preferred stocks (unaffiliated)                                                                  --
    Preferred stocks of affiliates                                                                   --
    Common stocks (unaffiliated)                                                                     --
    Common stocks of affiliates                                                                      --
    Mortgages loans                                                                              70,630
    Real estate                                                                               3,126,593
    Premium notes, policy loans and liens                                                            --
    Cash on hand and on deposit                                                                      --
    Short-term investments                                                                    1,566,289
    Other invested assets                                                                            --
    Derivative instruments                                                                       (4,919)
    Aggregate write-in for investment income                                                    491,616
                                                                                   ---------------------

                Gross investment income                                         $            36,913,297
                                                                                   =====================

Real estate owned - book value less encumbrances                                $            25,049,630
                                                                                   =====================

Mortgage loans - book value:
    Farm mortgages                                                              $                    --
    Residential mortgages                                                                       674,530
    Commercial mortgages                                                                             --
                                                                                   ---------------------

                Total mortgage loans                                            $               674,530
                                                                                   =====================

Mortgage loans by standing - book value:
    Good standing                                                               $               674,530
    Good standing with restructured terms                                                            --
    Interest overdue more than three months, not in
       foreclosure                                                                                   --
    Foreclosure in process                                                                           --
Other long-term assets - statement value                                                             --
Bonds and stocks of parents, subsidiaries, and affiliates -
    book value:
       Bonds                                                                                         --
       Preferred stocks                                                                              --
       Common stocks                                                                         40,500,000
                                                                                   =====================

                                                               SCHEDULE 1, CONT.

                         CITICORP LIFE INSURANCE COMPANY

            Schedule of Selected Financial Data From Annual Statement

                          Year ended December 31, 1999

Bonds and short-term investments by class and maturity:
   Bonds by maturity - statement value:
       Due within one year or less                                              $            60,116,925
       Over 1 year through 5 years                                                          150,349,749
       Over 5 years through 10 years                                                        101,337,769
       Over 10 years through 20 years                                                        40,218,130
       Over 20 years                                                                        196,140,801
                                                                                   ---------------------

                Total by maturity                                               $           548,163,374
                                                                                   =====================

Bonds by class - statement value
    Class 1                                                                     $           496,504,383
    Class 2                                                                                  46,885,672
    Class 3                                                                                   3,568,532
    Class 4                                                                                   1,204,787
    Class 5                                                                                          --
    Class 6                                                                                          --
                                                                                   ---------------------

                Total by class                                                              548,163,374

Total bonds publicly traded                                                                 529,972,849
                                                                                   ---------------------

                Total bonds privately placed                                    $            18,190,525
                                                                                   =====================

Preferred stocks - statement value                                              $                    --
Common stocks - market value                                                                126,253,647
Short-term investments - book value                                                          31,458,338
Financial options owned - statement value                                                     4,813,249
Financial options written and in force - statement value                                             --
Financial futures contracts open - current price                                                     --
Cash on deposit                                                                               2,527,511
Life insurance in force (in thousands):
    Industrial                                                                                       --
    Ordinary                                                                                     30,574
    Credit life                                                                               2,342,427
    Group life                                                                                  124,077
    Amount of accidental death insurance in force under
       ordinary policies                                                                             --

Life insurance policies with disability provisions in force:
    Industrial                                                                                       --
    Ordinary                                                                                         --
    Credit Life                                                                                      --
    Group Life                                                                                       --

                                                               SCHEDULE 1, CONT.

                         CITICORP LIFE INSURANCE COMPANY

            Schedule of Selected Financial Data From Annual Statement

                          Year ended December 31, 1999

Supplementary contracts in force:
   Ordinary - not involving life contingencies:
       Amount on deposit                                                        $               255,755
       Income payable                                                                            37,830
    Ordinary - involving life contingencies -
       income payable                                                                                --
    Group - not involving life contingencies:
       Amount of deposit                                                                             --
       Income payable                                                                                --
    Group - involving life contingencies -
       income payable                                                                                --
Annuities:
    Ordinary:
       Immediate - amount of income payable                                                      33,551
       Deferred - fully paid account balance                                                300,136,029
       Deferred - not fully paid account balance                                                     --
       Immediate - amount of income payable                                                          --
       Fully paid account balance                                                                    --
       Not fully paid account balance                                                                --
Accident and health insurance - premium in force:
    Ordinary                                                                                         --
    Group                                                                                            --
    Credit                                                                                   39,128,632
Deposits funds and dividend accumulations:
    Deposit funds account balance                                                                    --
    Dividend accumulations account balance                                                           --
Claim payments 1999:
    Group accident and health year ended
       December 31:
          1999                                                                                       --
          1998                                                                               (1,207,384)
          1997                                                                                       --
          1996                                                                                       --
    Other accident and health:
       1999                                                                                          --
       1998                                                                                          --
       1997                                                                                          --
       1996                                                                                          --
Other coverages that use developmental methods
  to calculate claims reserves:
       1999                                                                                   3,970,837
       1998                                                                                   7,801,717
       1997                                                                                   1,313,595
       1996                                                                                     231,811


See accompanying independent auditors' report.

------------------------------------------------------------------------------

                                  STATEMENT OF
                             ADDITIONAL INFORMATION




                     FIRST CITICORP LIFE INSURANCE COMPANY
                              333 West 34th Street
                                   10th Floor
                            New York, NY 10001-2443
                                 (800) 497-4857








                          FIRST CITICORP LIFE VARIABLE
                            ANNUITY SEPARATE ACCOUNT

                          INDIVIDUAL FLEXIBLE PREMIUM
                       DEFERRED VARIABLE ANNUITY CONTRACT



                                  MAY 1, 2000



------------------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

       The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

         Statement of Net Assets as of December 31, 1999
         Statement of Operations for the year ended December 31, 1999
         Statement of Changes in Net Assets for the year ended December 31, 1999 Notes to Financial Statements
         Schedule of Investments as of December 31, 1999

       The statutory financial statements of Citicorp Life Insurance Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The statutory financial statements of Citicorp Life Insurance Company include:

         Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus as of December 31, 1999 and 1998
         Statutory Statements of Operations for the years ended December 31, 1999, 1998 and 1997
         Statutory Statements of Capital and Surplus for the years ended December 31, 1999, 1998 and 1997
         Statutory Statements of Cash Flow for the years ended December 31, 1999, 1998 and 1997
         Notes to Statutory Financial Statements
         Schedule of Selected Financial Data From Annual Statement for the year ended December 31, 1999.

(b)    Exhibits

       (1) Certified resolution of the board of directors of Citicorp Life Insurance Company (the "Company") establishing Citicorp Life Variable Annuity Separate Account (the "Separate Account").*

       (2)    Not Applicable.

       (3) Form of underwriting agreement among the Company, the Separate Account and CFBDS, Inc.*

       (4)    (a)    Contract Form.*

              (b)    Individual Retirement Annuity Endorsement.*

              (c)    403(b) Tax Sheltered Annuity Endorsement.*

              (d)    Annuity Contract Endorsement: Waiver of Surrender Charges.*

              (e) Variable Annuity Endorsement: Amendment of Contract Provisions.****

              (f)    Roth Individual Retirement Annuity Endorsement.****

       (5)    Contract Application.**

       (6)    (a) Certificate of Incorporation of the Company.*

              (b)    By-Laws of the Company.*

       (7)    None.

       (8)    (a)    Participation Agreement Among Variable Insurance Products
                     Fund, Fidelity Distributors Corporation and Citicorp Life
                     Insurance Company*

              (b) Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Citicorp Life Insurance Company.**

              (c) Participation Agreement Between MFS Variable Insurance Trust, Citicorp Life Insurance Company and Massachusetts Financial Services Company.**

              (d) Participation Agreement By and Among AIM Variable Insurance Funds, Inc. and Citicorp Life Insurance Company, on Behalf of Itself and Citicorp Life Variable Annuity Separate Account.**

              (e) Participation Agreement Among CitiFunds and Citicorp Life Insurance Company.**

              (f) Participation Agreement Between Variable Annuity Portfolios and Citicorp Life Insurance Company.**

              (g) Administrative Services Agreement between Citicorp Insurance Services, Inc. and Citicorp Life Insurance Company with Addendums.*

       (9)    Opinion and Consent of Catherine S. Mulholland, Esq.

       (10)   (a) Consent of Sutherland Asbill & Brennan LLP.

              (b)    Consent of KPMG LLP.

       (11)   Not Applicable.

       (12)   None.

       (13)   Schedule for Computation of Each Performance Calculation.***

       (14)   Not Applicable.

* Incorporated herein by reference to the registrant's Post-Effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on April 29, 1996(File 33-81626).

**     Incorporated herein by reference to the registrant's Post-Effective
Amendment No. 3 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on November 8, 1996 (File 33-81626).

***    Incorporated herein by reference to the registrant's Post-Effective
Amendment No. 5 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on April 28, 1997 (File 33-81626).

****   Incorporated herein by reference to the registrant's Post-Effective
Amendment No. 8 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on April 27, 1998 (File 33-81626).

Item 25.    DIRECTORS AND OFFICERS OF THE COMPANY.

       Marc J. Fink                   Director/Senior Vice President*

       Larry D. Williams              Director/Senior Vice President*

       Catherine S. Mulholland        Senior Vice President and General Counsel*

       Benjamin G. Spurgeon           Senior Vice President and Chief Actuary
                                      Illustration/Valuation Actuary *

       Barbara S. Drake               Vice President*

       Walter C. Smith, Jr.           Vice President/Treasurer*

---------------
* 800 Silver Lake Boulevard, Dover, DE 19904

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

ORGANIZATION CHART

                                    CITIGROUP
                             (Delaware Corporation)
                     --------------------------------------
                                             100%

                     ---------------------------------------
                             CITICORP HOLDINGS, INC.
                             (Delaware Corporation)
                     ---------------------------------------
                                             100%

                   ------------------------------------------
                                CITIBANK DELAWARE
                             (Delaware Corporation)
                   -------------------------------------------


                100%

--------------------------------------
CITICORP LIFE
INSURANCE COMPANY
(Arizona Corporation)
--------------------------------------
                100%                                            100%
--------------------------------------                -----------------------
FIRST CITICORP LIFE                                   CITICORP ASSURANCE CO
INSURANCE COMPANY                                     (Delaware Corporation)
(New York Corporation)

ITEM 27.    NUMBER OF CONTRACT OWNERS

       As of December 31, 1999 there were 2232 contract owners.

ITEM 28.    INDEMNIFICATION

       The Articles of Incorporation of Citicorp Life Insurance Company provide in Article IX as follows:

       (1) The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact he is or was a director or officer of the Corporation, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

       (2) The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director or officer of the Corporation, against expenses (including attorney's fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court having jurisdiction in cases of equity of the State of Arizona or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the court having jurisdiction in cases of equity of the State of Arizona or such other court shall deem proper.

       (3) The Corporation may indemnify any person who is or was an employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise to the extent and under the circumstances provided by paragraphs 1 and 2 of this Article IX with respect to a person who is or was a director or officer of the Corporation.

       (4) Any indemnification under paragraphs 1, 2 and 3 of this Article IX (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director or officer is proper in the circumstances because he has met the applicable standard of conduct set forth therein. Such determination shall be made (a) by the Board of

Directors by a majority vote of a quorum (as defined in the by-laws of the Corporation) consisting of directors who were not parties to such action, suit or proceeding, or (b) if such quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so direct, by independent legal counsel in a written opinion, or (c) by the stockholders.

       (5) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized by the Board of Directors of the Corporation in the manner provided in the next preceding paragraph upon receipt of an undertaking by or on behalf of the director, officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article IX.

       (6) The indemnification provided by this Article IX shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any statute, by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

       (7) By action of its Board of Directors, notwithstanding any interest of the directors in the action, the Corporation may cause to be purchased and maintained insurance, in such amounts as the Board of Directors deems appropriate, on behalf of any person who is or was a director, officer, employee or agent of the Corporation, or of any corporation a majority of the voting stock of which is owned by the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power or would be required to indemnify him against such liability under the provisions of this Article IX or of the General Corporation Law of the State of Arizona.

       Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.    PRINCIPAL UNDERWRITER

       (a) CFBDS, the Registrant's Distributor, is also the distributor for CitiFunds(SM) International Growth & Income Portfolio, CitiFunds(SM) International Growth Portfolio, CitiFunds(SM) U.S. Treasury Reserves, CitiFunds(SM) Cash Reserves, CitiFunds(SM) Premium U.S. Treasury Reserves, CitiFunds(SM) Premium Liquid Reserves, CitiFunds(SM) Institutional U.S. Treasury Reserves, CitiFunds(SM) Institutional Liquid Reserves, CitiFunds(SM) Institutional Cash Reserves, CitiFunds(SM) Tax Free Reserves, CitiFunds(SM) Institutional Tax Free Reserves, CitiFunds(SM) California Tax Free Reserves, CitiFunds(SM) Connecticut Tax Free Reserves, CitiFunds(SM) New York Tax Free Reserves, CitiFunds(SM) New York Tax Free Income Portfolio, CitiFunds(SM) National Tax Free Income Portfolio, CitiFunds(SM) California Tax Free Income Portfolio, CitiFunds(SM) Intermediate Income Portfolio, CitiFunds(SM) Balanced Portfolio, CitiFunds(SM) Small Cap Value Portfolio, CitiFunds(SM) Growth & Income Portfolio, CitiFunds(SM) Large Cap Growth Portfolio, CitiFunds(SM) Small Cap Growth Portfolio, CitiFunds(SM) Short-Term U.S. Government Income Portfolio, CitiFunds(SM) Emerging Asian Markets Equity Portfolio CitiSelect(R) VIP Folio 200, CitiSelect(R) VIP Folio 300, CitiSelect(R) VIP Folio 400, CitiSelect(R) VIP Folio 500, CitiFunds(SM) Small Cap Growth VIP Portfolio, CitiSelect(R) Folio 100, CitiSelect(R) Folio 200, CitiSelect(R) Folio 300, CitiSelect(R) Folio 400, and CitiSelect(R) Folio 500.

CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, U.S. Fixed Income Portfolio, High Yield Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio, Emerging Asian Markets Equity Portfolio.

       (b) The information required by this item 29 with respect to each director and officer of CFBDS, Inc. is incorporated by reference to Schedule A or Form BD filed by CFBDS, Inc. pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

       (c)    Not applicable.

ITEM 30.    LOCATION BOOKS AND RECORDS

       All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 800 Silver Lake Boulevard, Dover, Delaware 19904.

ITEM 31.    MANAGEMENT SERVICES

            Not applicable.

ITEM 32.    UNDERTAKINGS AND REPRESENTATIONS

       (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

       (b) The registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or
(2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

       (c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

       (d) The Company represents that in connection with its offering of the contracts as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

       (e) Citicorp Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Citicorp Life Insurance Company.

                                   SIGNATURES

        As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Dover, and the State of Delaware, on this 28th day of April, 2000.

                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                                  (Registrant)

Attest:/s/Catherine S. Mulholland           By:/s/Larry D. Williams
       --------------------------              ---------------------------------
       General Counsel and                       Senior Vice President of
       Senior Vice President                     Citicorp Life Insurance Company

                       BY: CITICORP LIFE INSURANCE COMPANY
                                   (Depositor)

Attest:/s/Catherine S. Mulholland           By:/s/Larry D. Williams
       --------------------------              ---------------------------------
       General Counsel and                     Senior Vice President of
       Senior Vice President                   Citicorp Life Insurance Company

       As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2000.

Signature                             Title
---------                             -----
/s/Larry D. Williams                            Director, SVP
--------------------------
   Larry D. Williams

/s/Marc J. Fink                                 Director, SVP
--------------------------
Marc J. Fink

/s/Walter C. Smith, Jr.                         Treasurer, VP
--------------------------
Walter C. Smith, Jr.

                                  EXHIBIT INDEX

Exhibit
No.          Description                                              Method of Filing
-------      -----------                                              ----------------
9.           Opinion and Consent of Catherine S. Mulholland           Electronically

10(a).       Consent of Sutherland, Asbill & Brennan.                 Electronically

10(b).       Consent of KPMG LLP                                      Electronically